     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 REGISTRATION FILE NO. 333-98631
                                                                        811-8722

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------

                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]


                                     AND/OR


                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]
                                AMENDMENT NO. 5                              [X]
                       (CHECK APPROPRIATE BOX OR BOXES.)


                            NATIONWIDE PROVIDENT VLI
                               SEPARATE ACCOUNT A
           (FORMERLY PROVIDENTMUTUAL VARIABLE LIFE SEPARATE ACCOUNT)
                           (EXACT NAME OF REGISTRANT)

                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
         (FORMERLY PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA)
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000

            KATHERINE DEPERI, ESQ.                                COPY TO:
             NATIONWIDE LIFE AND                           STEPHEN E. ROTH, ESQ.
          ANNUITY COMPANY OF AMERICA                  SUTHERLAND ASBILL & BRENNAN LLP
         1000 CHESTERBROOK BOULEVARD                   1275 PENNSYLVANIA AVENUE, N.W.
          BERWYN, PENNSYLVANIA 19312                     WASHINGTON, DC 20004-2415
   (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 1, 2003 pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a) of Rule 485



[ ] on        pursuant to paragraph (a)(i) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
  Interests in Individual Flexible Premium Adjustable Variable Life Insurance
                                    Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE
                  INSURANCE POLICY

                      Issued by

     NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

                         and

   NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
         (FORMERLY PROVIDENTMUTUAL LIFE AND
             ANNUITY COMPANY OF AMERICA)

              SERVICE CENTER          MAIN ADMINISTRATIVE OFFICE
           300 CONTINENTAL DRIVE       1000 CHESTERBROOK BLVD.
          NEWARK, DELAWARE 19713      BERWYN, PENNSYLVANIA 19312

              TELEPHONE: (800) 688-5177
                                                              PROSPECTUS


                                                             May 1, 2003


This prospectus describes a flexible premium adjustable variable life insurance policy ("Policy") issued by Nationwide Life and Annuity Company of America (the "Company" or "NLACA"). The Policy is a long-term investment designed to provide significant life insurance benefits for the Insured. This prospectus provides information that a prospective Owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own. It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

You can allocate your Policy's values to:

      -- Nationwide Provident VLI Separate Account A (the "Separate Account"), which invests in the Portfolios listed on this page; or

      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

PLEASE NOTE THAT THE POLICIES AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

      --  ARE NOT FEDERALLY INSURED;

      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

   THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The following Portfolios are available under the Policy:



    -- AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. (CLASS I)


       VP Income & Growth Fund


       VP Ultra(R) Fund



    -- DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

       Small Cap Stock Index Portfolio

    -- DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
       Appreciation Portfolio

    -- FEDERATED INSURANCE SERIES (PRIMARY SHARES)
       Quality Bond Fund II

    -- FIDELITY VARIABLE INSURANCE PRODUCTS
       (SERVICE CLASS)
       Equity-Income Portfolio
       Growth Portfolio
       Investment Grade Bond Portfolio
       Overseas Portfolio

    -- GARTMORE VARIABLE INSURANCE TRUST

       Gartmore GVIT Government Bond Fund


         (Class I)


       Gartmore GVIT Investor Destinations

         Aggressive Fund

       Gartmore GVIT Investor Destinations

         Conservative Fund

       Gartmore GVIT Investor Destinations

         Moderate Fund

       Gartmore GVIT Investor Destinations

         Moderately Aggressive Fund

       Gartmore GVIT Investor Destinations

         Moderately Conservative Fund

       Gartmore GVIT Money Market Fund


         (Class IV)*


       GVIT Equity 500 Index Fund


         (Class IV)*


    -- JANUS ASPEN SERIES (SERVICE SHARES)
       Capital Appreciation Portfolio

    -- OPPENHEIMER VARIABLE ACCOUNT FUNDS
       (INITIAL CLASS)
       Capital Appreciation/VA
       Global Securities Fund/VA

    -- VANGUARD VARIABLE INSURANCE FUND
       Equity Income Portfolio
       High Yield Bond Portfolio
       Mid-Cap Index Portfolio
       Total Bond Market Index Portfolio


    * Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust.
      Specifically:



      -- The Market Street Fund Money Market Portfolio merged with the Gartmore
         GVIT Money Market Fund; and



      -- The Market Street Fund Equity 500 Index Portfolio merged with the GVIT
         Equity 500 Index Fund.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


POLICY BENEFITS/RISKS SUMMARY.........    1
  Policy Benefits.....................    1
     Death Benefit....................    1
     Policy Cancellation, Surrender,
       and Partial Withdrawals........    2
     Transfers........................    2
     Loans............................    2
     Personalized Illustrations.......    3
  Policy Risks........................    3
     Investment Risk..................    3
     Risk of Increase in Current Fees
       and Charges....................    3
     Risk of Lapse....................    3
     Tax Risks........................    3
     Withdrawal and Surrender Risks...    4
     Loan Risks.......................    4
  Portfolio Risks.....................    5
FEE TABLE.............................    5
THE POLICY............................   14
  Purchasing a Policy.................   14
  When Insurance Coverage Takes
     Effect...........................   15
  Canceling a Policy (Free Look
     Right)...........................   15
  Ownership and Beneficiary Rights....   15
  Modifying the Policy................   16
  Other Policies......................   16
PREMIUMS..............................   16
  Allocating Premiums.................   18
  Delay in Allocation.................   18
POLICY ACCOUNT VALUES.................   18
  Policy Account Value................   18
  Net Cash Surrender Value............   19
  Subaccount Value....................   19
  Unit Value..........................   19
  Guaranteed Account Value............   20
DEATH BENEFIT.........................   20
  Insurance Proceeds..................   20
  Death Benefit Options...............   20
  Changing Death Benefit Options......   21
  Changing the Face Amount............   21
  Settlement Options..................   22
  Accelerated Death Benefit...........   23
  Long-Term Care Benefit..............   23
SURRENDERS AND PARTIAL WITHDRAWALS....   24
  Surrenders..........................   24
  Partial Withdrawals.................   24
TRANSFERS.............................   25
  Additional Transfer Rights..........   26
LOANS.................................   27
TELEPHONE, FAX, AND E-MAIL REQUESTS...   28
POLICY LAPSE AND REINSTATEMENT........   29
  Lapse...............................   29
  Reinstatement.......................   29
THE COMPANY AND THE GUARANTEED
  ACCOUNT.............................   29
  Nationwide Life and Annuity Company
     of America.......................   29
  The Guaranteed Account..............   29
THE SEPARATE ACCOUNT AND THE
  PORTFOLIOS..........................   30
  The Separate Account................   30
  The Portfolios......................   31
  Addition, Deletion, or Substitution
     of Investments...................   33
  Voting Portfolio Shares.............   34
CHARGES AND DEDUCTIONS................   34
  Premium Expense Charge..............   35
  Monthly Deduction...................   35
  Insurance Charge....................   37
  Surrender Charges and Additional
     Surrender Charges................   37
  Face Amount Increase Charge.........   40
  Partial Withdrawal Charge...........   40
  Transfer Charge.....................   40
  Loan Interest Charge................   41
  Portfolio Expenses..................   41
FEDERAL TAX CONSIDERATIONS............   41
  Tax Treatment of Policy Benefits....   42
SPLIT DOLLAR ARRANGEMENTS.............   44
SUPPLEMENTAL BENEFITS AND RIDERS......   45
SALE OF THE POLICIES..................   46
STATE VARIATIONS......................   47
LEGAL PROCEEDINGS.....................   47
FINANCIAL STATEMENTS..................   48
GLOSSARY..............................   49
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS...................   52

POLICY BENEFITS/RISKS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Policy is a flexible premium adjustable variable life insurance policy. The Policy is built around its Policy Account Value. The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE ANY MINIMUM POLICY ACCOUNT VALUE. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. THE GLOSSARY AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                POLICY BENEFITS

DEATH BENEFIT

 -- INSURANCE PROCEEDS. We pay Insurance Proceeds to the Beneficiary upon due proof of death of the Insured. The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.

 -- DEATH BENEFIT OPTION A AND OPTION B. In the Application, you choose between two death benefit options under the Policy. We will not issue the Policy until you have elected a death benefit option. We calculate the amount available under each death benefit option as of the Insured's date of death.

  -- DEATH BENEFIT OPTION A is equal to the greater of:

       -- the Face Amount (which is the amount of insurance you select); OR

       -- the Policy Account Value multiplied by the applicable percentage listed in the table below.

  -- DEATH BENEFIT OPTION B is equal to the greater of:

       -- the Face Amount PLUS the Policy Account Value; OR

       -- the Policy Account Value multiplied by the applicable percentage listed in the table below.

ATTAINED AGE                   PERCENTAGE          ATTAINED AGE           PERCENTAGE
------------                   ----------          -------------          ----------
40 and under                      250%                  60                   130%
45                                215%                  65                   120%
50                                185%                  70                   115%
55                                150%             75 through 90             105%
                                                   95 through 99             100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

 -- CHANGE IN DEATH BENEFIT OPTION AND FACE AMOUNT. After the first Policy Year and at least 12 months after any increase in Face Amount, you may change death benefit options while the Policy is in force. Also, after the first Policy Year, you may change the Face Amount subject to certain conditions. We apply a charge if you increase your Face Amount, and may apply a surrender charge and/or additional surrender charge if you decrease your Face Amount. A change in death benefit option or Face Amount may have tax consequences.

 -- ACCELERATED DEATH BENEFIT. Under the Accelerated Death Benefit Rider, you may receive accelerated payment of part of your death benefit if the Insured develops a terminal illness or, in certain states only, is permanently confined to a nursing care facility. We will deduct an administrative charge from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. You should consult a tax adviser before adding the Accelerated Death Benefit Rider to your Policy or requesting an accelerated death benefit.

 -- LONG-TERM CARE BENEFIT. Under the Long-Term Care Benefit Riders, you may receive periodic payments of a portion of your death benefit and waiver of Monthly Deductions if the Insured becomes "chronically ill." We impose a monthly charge if you elect any of these Riders. There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. You should consult a tax adviser before adding the Long-Term Care Benefit Riders to your Policy.

POLICY CANCELLATION, SURRENDER, AND PARTIAL WITHDRAWALS

 -- POLICY CANCELLATION: When you receive your Policy, a 10-day "free look" period begins. You may return your Policy during this period and receive a refund. A Free Look Period also begins if you request an increase in Face Amount.


 -- SURRENDER: At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value. A Surrender may have tax consequences.


 -- PARTIAL WITHDRAWALS: After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules. Partial withdrawals may have tax consequences.

     - You must request at least $1,500.

     - For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value.

     - If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal.

     - Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

TRANSFERS

 --  You may make transfers among the Subaccounts and the Guaranteed Account.

 --  We charge $25 for the 13th and each additional transfer during a Policy
     Year.

 -- Transfers out of the Guaranteed Account may be made only within 30 days of a Policy Anniversary.

 -- The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

LOANS

 -- You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.

 -- We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan. Charged interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.

 -- We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%. We currently credit an earned interest rate of 4% to amounts in the Loan Account.

 -- As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

 -- You may repay all or part of your Indebtedness at any time while the Insured is alive and the Policy is in force.

 -- We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the Insured's death.

PERSONALIZED ILLUSTRATIONS

You will receive personalized illustrations that reflect your own particular circumstances. These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy. They also may help you compare the Policy to other life insurance policies. These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years. Therefore, you should not purchase the Policy as a short-term investment. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

                                  POLICY RISKS

INVESTMENT RISK

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease. In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value. You COULD lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums. If you allocate Net Premiums to the Guaranteed Account, then we credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.


RISK OF INCREASE IN CURRENT FEES AND CHARGES



Certain fees and charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.


RISK OF LAPSE

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period. Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero. Your Policy generally will not Lapse: (1) during the first 5 Policy Years, if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; or (2) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

TAX RISKS

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. In addition, if you elect the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser about these consequences. Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

WITHDRAWAL AND SURRENDER RISKS

The surrender charge under the Policy applies for 15 Policy Years after the Policy Date. An additional surrender charge will be applicable for 15 years from the date of any increase in the Face Amount. It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT.

Even if you do not ask to Surrender your Policy, surrender charges and additional surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges and additional surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse). See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if Death Benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

LOAN RISKS

A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account. This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

We reduce the amount we pay on the Insured's death by the amount of any Indebtedness. Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.

A loan may have tax consequences. In addition, if you Surrender a Policy which is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

                                PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED INVESTMENT OBJECTIVE.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy. The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.


----------------------------------------------------------------------------------------------
                                       TRANSACTION FEES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 MAXIMUM CHARGE
 IMPOSED ON PREMIUMS
 (PREMIUM EXPENSE
 CHARGE):

----------------------------------------------------------------------------------------------
  Premium Tax            Upon receipt of each    0-4% of each premium    0-4% of each premium
  Charge(1)                premium payment      payment, depending on   payment, depending on
                                                the Insured's state of  the Insured's state of
                                                      residence               residence

----------------------------------------------------------------------------------------------
  Percent of Premium     Upon receipt of each       10% of premium         During the first
  Charge(2)                premium payment             payments          Policy Year, 10% of
                                                                        premium payments up to
                                                                         a specified premium
                                                                         amount,(3) and 4% of
                                                                        premium payments above
                                                                             this amount

----------------------------------------------------------------------------------------------
  Percent of Premium     Upon receipt of each       10% of premium         10% of Premiums
  Charge (Additional    premium payment during         payments            allocated to the
  Premium Charge)           the first year                                 increase in Face
                        following an increase                               Amount up to a
                            in Face Amount                                specified premium
                                                                          amount, and 4% of
                                                                        premium payments above
                                                                             this amount

----------------------------------------------------------------------------------------------

---------------


 (1) We do not deduct a premium tax charge in jurisdictions that impose no premium tax. Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.


 (2) After the first Policy Year, the percent of premium charge decreases to 4% of premium payments.

 (3) The specified premium amount varies based on the Insured's Issue Age, sex, Premium Class, and initial Face Amount (or increase in Face Amount). The maximum specified premium amount for any Policy is $752.57 per $1,000 of Face Amount.

----------------------------------------------------------------------------------------------
                                       TRANSACTION FEES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED
 SURRENDER CHARGE:

----------------------------------------------------------------------------------------------
  Deferred Sales        Upon Surrender, Lapse,  The lesser of: (1) 35%  The lesser of: (1) 35%
  Charge(4)              or decrease in Face     of all Premiums paid    of all Premiums paid
                          Amount during the         to the date of          to the date of
                        first 15 Policy Years   Surrender or Lapse, or  Surrender or Lapse, or
                                                  (2) during Policy       (2) during Policy
                                                Years 1-6, 70% of the   Years 1-6, 70% of the
                                                Target Premium(5) for   Target Premium(5) for
                                                   the Initial Face        the Initial Face
                                                        Amount                  Amount

----------------------------------------------------------------------------------------------
  Deferred              Upon Surrender, Lapse,   During Policy Years     During Policy Years
  Administrative         or decrease in Face    1-6, $4.90 per $1,000   1-6, $4.90 per $1,000
  Charge(6)               Amount during the         of Face Amount          of Face Amount
                        first 15 Policy Years

----------------------------------------------------------------------------------------------
 MAXIMUM DEFERRED
 ADDITIONAL SURRENDER
 CHARGE:

----------------------------------------------------------------------------------------------
  Additional Deferred   Upon Surrender, Lapse,  The lesser of: (1) 35%  The lesser of: (1) 35%
  Sales Charge(7)        or decrease in Face    of Premiums allocated   of Premiums allocated
                          Amount during the       to the increase in      to the increase in
                            first 15 years       Face Amount, or (2)     Face Amount, or (2)
                        following an increase     during the first 6      during the first 6
                            in Face Amount       years following the     years following the
                                                effective date of the   effective date of the
                                                   increase in Face        increase in Face
                                                  Amount, 70% of the      Amount, 70% of the
                                                  Target Premium for      Target Premium for
                                                each increase in Face   each increase in Face
                                                        Amount                  Amount

----------------------------------------------------------------------------------------------
  Additional Deferred   Upon Surrender, Lapse,    During the first 6      During the first 6
  Administrative         or decrease in Face     years following the     years following the
  Charge(8)               Amount during the     effective date of each  effective date of each
                            first 15 years         increase in Face        increase in Face
                        following an increase     Amount, $4.90 per       Amount, $4.90 per
                            in Face Amount         $1,000 for each         $1,000 for each
                                                   increase in Face        increase in Face
                                                        Amount                  Amount

----------------------------------------------------------------------------------------------
 FACE AMOUNT INCREASE   Upon increase in Face     $60 plus $3.00 per      $60 plus $0.50 per
 CHARGE                         Amount            $1,000 of the Face      $1,000 of the Face
                                                   Amount increase       Amount increase, not
                                                                            to exceed $750

----------------------------------------------------------------------------------------------


---------------

 (4) The deferred sales charge decreases each Policy Year to 0% after the 15th Policy Year.
     Upon a decrease in Face Amount, we deduct a portion of this charge.

 (5) The Target Premium varies based on the Insured's Issue Age, sex, Premium Class, and initial Face Amount (or increase in Face Amount). The maximum Target Premium for any
     Policy is $54 per $1,000 of Face Amount.

 (6) The deferred administrative charge decreases each Policy Year to $0 after the 15th Policy
     Year. Upon a decrease in Face Amount, we deduct a portion of this charge.

 (7) The additional deferred sales charge decreases each year following an increase in Face
     Amount to 0% after the 15th year. Upon a decrease in Face Amount, we deduct a portion of this charge.

 (8) The additional deferred administrative charge decreases each year following an increase in Face Amount to $0 after the 15th year. Upon a decrease in Face Amount, we deduct a portion of this charge.

----------------------------------------------------------------------------------------------
                                       TRANSACTION FEES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 OTHER WITHDRAWAL/           Upon partial         $25 per withdrawal      $25 per withdrawal
 SURRENDER FEES               withdrawal

----------------------------------------------------------------------------------------------
 TRANSFER FEES(9)           Upon transfer          $25 per transfer        $25 per transfer

----------------------------------------------------------------------------------------------
 ACCELERATED DEATH         At the time the               $250                    $100
 BENEFIT RIDER            accelerated death
                           benefit is paid

----------------------------------------------------------------------------------------------


The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.


----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
 COST OF
 INSURANCE:(10)
   Minimum and Maximum    On Policy Date and     $0.06 - $420.82 per     $0.03 - $105.86 per
   Charge                 monthly on Policy      $1,000 of net amount    $1,000 of net amount
                            Processing Day      at risk(11) per month     at risk per month
                                                                         during Policy Years
                                                                                 1-10

----------------------------------------------------------------------------------------------
   Charge for a male      On Policy Date and     $0.28 per $1,000 of     $0.22 per $1,000 of
   Insured, Attained      monthly on Policy     net amount at risk per  net amount at risk per
   Age 45, in the           Processing Day              month                   month
   nonsmoker Premium
   Class

----------------------------------------------------------------------------------------------
 INITIAL                  On Policy Date and              $5                      $5
 ADMINISTRATIVE           monthly on Policy
 CHARGE(12)                 Processing Day

----------------------------------------------------------------------------------------------
 MONTHLY                  On Policy Date and             $11                    $7.50
 ADMINISTRATIVE CHARGE    monthly on Policy
                            Processing Day

----------------------------------------------------------------------------------------------


---------------

 (9) We do not assess a transfer charge for the first 12 transfers each Policy Year.


(10) Cost of insurance charges vary based on the Insured's Attained Age, sex, Premium Class,
     Policy Year, and net amount at risk. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center. Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon the
     Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.



(11) The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.



(12) We only deduct the initial administrative charge on the first 12 Policy Processing Days.

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------

 INSURANCE CHARGE               Daily            Annual rate of 1.00%   -- For Subaccounts
                                                 of the average daily      investing in the
                                                  net assets of each       Vanguard Variable
                                                  Subaccount you are       Insurance Fund
                                                     invested in           Portfolios, an
                                                                           annual rate of
                                                                           0.95% of the
                                                                           average daily net
                                                                           assets of each
                                                                           Vanguard Variable
                                                                           Insurance Fund
                                                                           Subaccount you are
                                                                           invested in
                                                                        -- For all other
                                                                           Subaccounts, an
                                                                           annual rate of
                                                                           0.75% of the
                                                                           average daily net
                                                                           assets of each of
                                                                           those Subaccounts
                                                                           you are invested in

----------------------------------------------------------------------------------------------
 LOAN INTEREST          On Policy Anniversary    Annual rate of 6.00%    Annual rate of 6.00%
 CHARGE(13)                 or earlier, as        of the loan amount      of the loan amount
                            applicable(14)

----------------------------------------------------------------------------------------------
 OPTIONAL CHARGES:(15)

----------------------------------------------------------------------------------------------

  Additional Insurance   On Rider Policy Date    $0.06 - $420.82 per     $0.02 - $115.12 per
  Benefit Rider:        and monthly on Policy      $1,000 of Rider         $1,000 of Rider
                            Processing Day       coverage amount per     coverage amount per
   Minimum and Maximum                                  month                   month
   Charge

----------------------------------------------------------------------------------------------
   Charge for a male     On Rider Policy Date    $0.28 per $1,000 of     $0.11 per $1,000 of
   Insured, Attained    and monthly on Policy   Rider coverage amount   Rider coverage amount
   Age 45, in the           Processing Day            per month               per month
   nonsmoker Premium
   Class

----------------------------------------------------------------------------------------------


---------------


(13) The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not be lower than 4.00% annually)).



(14) While a Policy loan is outstanding, loan interest is payable in arrears on each Policy
     Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the Insured's death.


(15) Charges for the Additional Insurance Benefit Rider, Convertible Term Rider, Disability
     Waiver Benefit Rider, Disability Waiver of Premium Benefit Rider, and Long-Term Care
     Benefit Riders may vary based on the Insured's Issue or Attained Age, sex, Premium Class,
     Policy Year, Face Amount, and net amount at risk. Charges based on Attained Age may increase as the Insured ages. The Rider charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center. Also, before you purchase the
     Policy, we will provide you personalized illustrations of your future benefits under the
     Policy based upon the Insured's Issue Age and Premium Class, the death benefit option,
     Face Amount, planned periodic premiums, and Riders requested.

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
  Change of Insured              N/A                     None                    None
  Rider

----------------------------------------------------------------------------------------------
  Children's Term        On Rider Policy Date    $0.52 per $1,000 of     $0.52 per $1,000 of
  Insurance Rider       and monthly on Policy   Rider coverage amount   Rider coverage amount
                            Processing Day            per month               per month

----------------------------------------------------------------------------------------------

  Convertible Term       On Rider Policy Date    $0.06 - $420.82 per     $0.06 - $113.17 per
  Life Insurance        and monthly on Policy      $1,000 of Rider         $1,000 of Rider
  Rider:                    Processing Day       coverage amount per     coverage amount per
                                                        month                   month
   Minimum and Maximum
   Charge

----------------------------------------------------------------------------------------------
   Charge for a female   On Rider Policy Date    $0.12 per $1,000 of     $0.08 per $1,000 of
   Insured, Attained    and monthly on Policy   Rider coverage amount   Rider coverage amount
   Age 35, in the           Processing Day            per month               per month
   nonsmoker Premium
   Class

----------------------------------------------------------------------------------------------

  Disability Waiver      On Rider Policy Date     $0.01 - $1.76 per       $0.01 - $1.76 per
  Benefit Rider:        and monthly on Policy    $1,000 net amount at    $1,000 net amount at
   Minimum and Maximum      Processing Day          risk per month          risk per month
   Charge

----------------------------------------------------------------------------------------------
   Charge for an         On Rider Policy Date    $0.01 per $1,000 net    $0.01 per $1,000 net
   Insured, Attained    and monthly on Policy     amount at risk per      amount at risk per
   Age 45                   Processing Day              month                   month

----------------------------------------------------------------------------------------------

  Disability Waiver of   On Rider Policy Date     2% - 23.20% of the      2% - 23.20% of the
  Premium Benefit       and monthly on Policy   monthly benefit amount  monthly benefit amount
  Rider:                    Processing Day            per month               per month
   Minimum and Maximum
   Charge

----------------------------------------------------------------------------------------------
   Charge for an         On Rider Policy Date    3.9% of the monthly     3.9% of the monthly
   Insured, Issue Age   and monthly on Policy     benefit amount per      benefit amount per
   45                       Processing Day              month                   month

----------------------------------------------------------------------------------------------
  Final Policy Date              N/A                     None                    None
  Extension Rider

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
  Long-Term Care
  Benefit Riders:

----------------------------------------------------------------------------------------------
  1. Long-Term Care      On Rider Policy Date    No maximum amount is        $0.02(17) -
     Acceleration       and monthly on Policy         guaranteed        $3.24(18)per $1,000 of
     Benefit Rider(16)      Processing Day                              net amount at risk per
      Minimum and                                                               month
      Maximum Charge

----------------------------------------------------------------------------------------------
       Charge for a      On Rider Policy Date    No maximum amount is    $0.20 per $1,000 of
       male Insured,    and monthly on Policy         guaranteed        net amount at risk per
       Attained Age 55      Processing Day                                      month
       with a 4%
       Acceleration
       Benefit Rider

----------------------------------------------------------------------------------------------
  2. Long-Term Care      On Rider Policy Date    No maximum amount is     $0.01 - $3.47 per
     Waiver Benefit     and monthly on Policy         guaranteed         $1,000 of net amount
     Rider(19)              Processing Day                                at risk per month
      Minimum and
      Maximum Charge

----------------------------------------------------------------------------------------------
       Charge for a      On Rider Policy Date    No maximum amount is    $0.01 per $1,000 of
       male Insured,    and monthly on Policy         guaranteed        net amount at risk per
       Attained Age 55      Processing Day                                      month

----------------------------------------------------------------------------------------------

---------------

(16) We may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis. We waive this Rider's charge during the time we pay benefits under the
     Rider.

(17) Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.

(18) Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.

(19) We may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.

----------------------------------------------------------------------------------------------
                   PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED
                            WHEN CHARGE IS      ----------------------------------------------
        CHARGE                 DEDUCTED           GUARANTEED CHARGE         CURRENT CHARGE
----------------------------------------------------------------------------------------------
  3. Long-Term Care      On Rider Policy Date    No maximum amount is   $0.01(21) - $8.72(22)
     Extended           and monthly on Policy         guaranteed         per $1,000 of Rider
     Insurance Benefit      Processing Day                               coverage amount per
     Rider(20)                                                                  month
      Minimum and
      Maximum Charge

----------------------------------------------------------------------------------------------
       Charge for a      On Rider Policy Date    No maximum amount is    $0.19 per $1,000 of
       male Insured,    and monthly on Policy         guaranteed        Rider coverage amount
       Issue Age 55         Processing Day                                    per month
       with a 4%
       Extended
       Insurance
       Benefit Rider,
       assuming no
       inflation or
       nonforfeiture
       protection (as
       described in
       the Rider), and
       assuming
       lifetime
       payments

----------------------------------------------------------------------------------------------


The following tables describe the Portfolio fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy. The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.



The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by any of the Portfolios for the fiscal year ended December 31, 2002.


ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):


---------------------------------------------------------------------------------------
                                                              MINIMUM           MAXIMUM
---------------------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that
 are deducted from Portfolio assets, including management
 fees, distribution and/or service (12b-1) fees, and other
 expenses)                                                      0.24%     --     1.23%

---------------------------------------------------------------------------------------


---------------

(20) We may increase the rates for the Long-Term Care Extended Insurance Benefit Rider charge on a class basis. We waive this Rider's charge during the time we pay benefits under the
     Rider.

(21) Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.

(22) Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.

The following table shows the fees and expenses charged by each Portfolio for the fiscal year ended December 31, 2002.


ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets):


-----------------------------------------------------------------------------------------------------------------
                                                      OTHER                  GROSS                    NET TOTAL
                                                     DISTRI-                 TOTAL     FEE WAIVER      ANNUAL
                                                     BUTION                 ANNUAL       AND/OR       PORTFOLIO
                                                       OR                  PORTFOLIO    EXPENSE       OPERATING
                               MANAGEMENT   12B-1    SERVICE     OTHER     OPERATING   REIMBURSE-     EXPENSES
PORTFOLIO                         FEES      FEES    EXPENSES    EXPENSES   EXPENSES       MENT      (CONTRACTUAL)
-----------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (CLASS I)

-----------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund        0.70%        N/A    0.00%       0.00%      0.70%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund(1)            1.00%        N/A    0.00%       0.00%      1.00%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT
  PORTFOLIOS
  (SERVICE SHARES)

-----------------------------------------------------------------------------------------------------------------
  Small Cap Stock Index
  Portfolio                      0.35%      0.25%    0.00%       0.00%      0.60%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
 DREYFUS VARIABLE INVESTMENT
  FUND (INITIAL SHARES)

-----------------------------------------------------------------------------------------------------------------
  Appreciation Portfolio         0.75%        N/A    0.00%       0.03%      0.78%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES
  (PRIMARY SHARES)

-----------------------------------------------------------------------------------------------------------------
  Quality Bond Fund II(2)        0.60%      0.25%    0.25%       0.13%      1.23%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
  PRODUCTS FUNDS (SERVICE
  CLASS)

-----------------------------------------------------------------------------------------------------------------
  Equity-Income Portfolio(3)     0.48%      0.10%    0.00%       0.09%      0.67%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Growth Portfolio(3)            0.58%      0.10%    0.00%       0.09%      0.77%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Investment Grade Bond
  Portfolio                      0.43%      0.10%    0.00%       0.11%      0.64%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Overseas Portfolio(3)          0.73%      0.10%    0.00%       0.17%      1.00%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
 GARTMORE VARIABLE INSURANCE
  TRUST

-----------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Government
  Bond Fund (Class I)            0.49%        N/A    0.00%       0.24%      0.73%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------


---------------


(1) The Portfolio has a "stepped" fee schedule. As a result, the Portfolio's management fee generally decreases as its assets increase.



(2) The adviser, distributor, and shareholder services provider for the Federated Quality Bond Fund II voluntarily agreed to waive part or all of the management fee, 12b-1 fee, shareholder services fee, and/or
    Other Expenses. After taking into account these voluntary waivers, the Total Annual Portfolio Operating
    Expenses for the Federated Quality Bond Fund II were 0.70% during 2002. These voluntary arrangements can be terminated at any time, although neither the distributor nor the shareholder services provider intend to assess a 12b-1 fee or shareholder services fee during the fiscal year ending December 31, 2003.



(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the
    Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the
    Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. After taking into account these voluntary offsets, Total Annual
    Portfolio Operating Expenses for the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and
    Fidelity VIP Overseas Portfolio were 0.66%, 0.71%, and 0.96%, respectively, during 2002. These offsets may be discontinued at any time.

-----------------------------------------------------------------------------------------------------------------
                                                      OTHER                  GROSS                    NET TOTAL
                                                     DISTRI-                 TOTAL     FEE WAIVER      ANNUAL
                                                     BUTION                 ANNUAL       AND/OR       PORTFOLIO
                                                       OR                  PORTFOLIO    EXPENSE       OPERATING
                               MANAGEMENT   12B-1    SERVICE     OTHER     OPERATING   REIMBURSE-     EXPENSES
PORTFOLIO                         FEES      FEES    EXPENSES    EXPENSES   EXPENSES       MENT      (CONTRACTUAL)
-----------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Aggressive
  Fund(4)                        0.13%      0.25%    0.00%       0.18%      0.56%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Conservative
  Fund(4)                        0.13%      0.25%    0.00%       0.18%      0.56%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Moderate
  Fund(4)                        0.13%      0.25%    0.00%       0.18%      0.56%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Moderately
  Aggressive Fund(4)             0.13%      0.25%    0.00%       0.18%      0.56%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Investor
  Destinations Moderately
  Conservative Fund(4)           0.13%      0.25%    0.00%       0.18%      0.56%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Gartmore GVIT Money Market
  Fund (Class IV)(5)             0.38%        N/A    0.00%       0.24%      0.62%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  GVIT Equity 500 Index Fund
  (Class IV)(5),(6)              0.24%        N/A    0.00%       0.22%      0.46%        0.18%         0.28%

-----------------------------------------------------------------------------------------------------------------


---------------


(4) The Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Conservative
    Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately
    Aggressive Fund, and Gartmore GVIT Investor Destinations Moderately Conservative Fund (the "Gartmore GVIT
    Investor Destinations Portfolios") are each an asset-allocation "fund of funds" that typically allocate its assets, within predetermined percentage ranges, among portfolios of certain mutual fund companies (the
    "Underlying Funds"). Each Gartmore GVIT Investor Destinations Portfolio has its own set of operating expenses, as does each of the Underlying Funds in which it invests. If you choose to invest in one of the
    Gartmore GVIT Investor Destinations Portfolios, you will be responsible for the indirect expenses of the applicable Gartmore GVIT Investor Destinations Portfolio as well as those of its Underlying Funds. Each
    Gartmore GVIT Investor Destinations Portfolio indirectly bears a proportionate share of the applicable expenses of the Underlying Funds (including management fees) and is a shareholder of the Underlying Funds.
    The Underlying Funds' fees are in addition to the fees and expenses described in the fee table above for each
    Gartmore GVIT Investor Destinations Portfolio, and may change from time to time. Depending on which
    Underlying Funds are held by a Gartmore GVIT Investor Destinations Portfolio and in what proportion, the fees will vary over time. However, in order to give you an idea of what the fees for the Underlying Funds might be, the following is a calculation of each Gartmore GVIT Investor Destinations Portfolio's combined average expense ratio, using the expense ratios (after fee waivers and reimbursements) of the Underlying Funds as of
    December 31, 2002, and each Gartmore GVIT Investor Destinations Portfolio's target allocation. Each of the
    Gartmore GVIT Investor Destinations Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Underlying Funds, as well as changes in the expenses of the Underlying Funds and in each of the Gartmore GVIT Investor Destinations Portfolios. Based on these hypothetical assumptions, the combined average expense ratio for the Underlying Funds which would have been borne indirectly by each of the Gartmore GVIT Investor Destinations Portfolios would have been the following:
        Gartmore GVIT Investor Destinations Aggressive Fund                                           0.29%
        Gartmore GVIT Investor Destinations Conservative Fund                                         0.28%
        Gartmore GVIT Investor Destinations Moderate Fund                                             0.28%
        Gartmore GVIT Investor Destinations Moderately Aggressive Fund                                0.29%
        Gartmore GVIT Investor Destinations Moderately Conservative Fund                             0.28%
      Expenses will differ when a Gartmore GVIT Investor Destinations Portfolio's allocation moves from its target allocation.



(5) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into
    Gartmore Variable Insurance Trust. Specifically: (a) The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund; and (b) The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund. In addition, because the GVIT Equity 500 Index Fund was not operational as of December 31, 2002, the fees and expenses shown are estimated and/or anticipated.



(6) The adviser has contractually agreed to reduce its management fee for the GVIT Equity 500 Index Fund to the extent Total Annual Portfolio Expenses exceed 0.28%. This agreement will continue until at least October 1,
    2004.

-----------------------------------------------------------------------------------------------------------------
                                                      OTHER                  GROSS                    NET TOTAL
                                                     DISTRI-                 TOTAL     FEE WAIVER      ANNUAL
                                                     BUTION                 ANNUAL       AND/OR       PORTFOLIO
                                                       OR                  PORTFOLIO    EXPENSE       OPERATING
                               MANAGEMENT   12B-1    SERVICE     OTHER     OPERATING   REIMBURSE-     EXPENSES
PORTFOLIO                         FEES      FEES    EXPENSES    EXPENSES   EXPENSES       MENT      (CONTRACTUAL)
-----------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES (SERVICE
  SHARES)

-----------------------------------------------------------------------------------------------------------------
  Capital Appreciation
  Portfolio                      0.65%      0.25%    0.00%       0.02%      0.92%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT
  FUNDS (INITIAL CLASS)

-----------------------------------------------------------------------------------------------------------------
  Capital Appreciation/VA        0.65%        N/A    0.00%       0.01%      0.66%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Global Securities Fund/VA      0.65%        N/A    0.00%       0.02%      0.67%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
 VANGUARD VARIABLE INSURANCE
  FUND

-----------------------------------------------------------------------------------------------------------------
  Vanguard Equity Income
  Portfolio                      0.34%        N/A    0.00%       0.03%      0.37%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Vanguard High Yield Bond
  Portfolio                      0.30%        N/A    0.00%       0.03%      0.33%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Vanguard Mid-Cap Index
  Portfolio                      0.24%        N/A    0.00%       0.06%      0.30%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------
  Vanguard Total Bond Market
  Index Portfolio                0.21%        N/A    0.00%       0.03%      0.24%          N/A           N/A

-----------------------------------------------------------------------------------------------------------------



The fee and expense information regarding the Portfolios was provided by those Portfolios. Other than the Gartmore Variable Insurance Trust, none of the Funds is affiliated with NLACA.


THE POLICY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PURCHASING A POLICY

To purchase a Policy, you must submit a completed Application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by NLACA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers. If you submit your Application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the Application and initial premium from your agent's broker-dealer.

The minimum Initial Face Amount is $50,000 for all Premium Classes except preferred, and $100,000 for the preferred Premium Class.

Generally, the Policy is available for Insureds between Issue Ages 1-85. We can provide you with details as to our underwriting standards when you apply for a Policy. We reserve the right to modify our minimum Face Amount and underwriting requirements at any time. We must receive Evidence of Insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an Application for any reason permitted by law.

REPLACEMENT OF EXISTING INSURANCE. It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period.

You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender. Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

WHEN INSURANCE COVERAGE TAKES EFFECT

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application. However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid. We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions. The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive. If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved;
(3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

CANCELING A POLICY (FREE LOOK RIGHT)

INITIAL FREE LOOK. You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it. The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy. This period will be longer if required by state law. If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

     1. The Policy Account Value as of the date we receive the returned Policy, plus

     2.  Any premium expense charges deducted from Premiums paid, plus

     3.  Any Monthly Deductions charged against the Policy Account Value, plus

     4. An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions. The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).

FREE LOOK FOR INCREASE IN FACE AMOUNT. A Free Look Period also begins if you request an increase in Face Amount. You may cancel an increase in Face Amount until 10 days after you receive the new Policy Schedule pages reflecting the increase. This period will be longer if required by state law. If you exercise this right, all Monthly Deductions attributable to the increase plus the Face Amount increase charge will be credited to the Subaccounts and the Guaranteed Account in the same proportion as they were deducted, unless you request a refund of this amount.

OWNERSHIP AND BENEFICIARY RIGHTS

The Policy belongs to the Owner named in the Application. While the Insured is living, the Owner may exercise all of the rights and options described in the Policy. The Owner is the Insured unless the Application specifies a different person as the Insured or the Owner is changed thereafter. If the Owner is not the Insured and dies before the Insured, ownership of the Policy will pass to the Owner's estate, unless a contingent Owner has been designated. To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy. Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

     -- to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

     -- to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

     -- to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with these laws.

OTHER POLICIES

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs. However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value. To obtain more information about these other policies, contact our Service Center or your agent.

PREMIUMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

MINIMUM INITIAL PREMIUM. No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insured described in the Application must not have changed.

PREMIUM FLEXIBILITY. When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums). We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay Premiums according to any schedule. You have flexibility to determine the frequency and the amount of the Premiums you pay, and you can change the planned periodic premium schedule at any time. If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice. You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer. If you submit a premium payment to your agent, we will not begin processing the premium until we receive it from your agent's broker-dealer. If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.) You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan. Payment of the planned periodic premiums does not guarantee that the Policy will remain in force. See "Policy Lapse and Reinstatement."

You may not pay any Premiums after the Policy's Final Policy Date. You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon

90 days Written Notice to you. We have the right to limit or refund any premium or portion of a premium if:

     1. The premium would disqualify the Policy as a life insurance contract under the Code;

     2. The amount you pay is less than the minimum dollar amount allowed (currently $20); or

     3. The premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.

MINIMUM GUARANTEE PREMIUM. The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 Policy Years. Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on the Insured's Issue Age, sex, Premium Class, Face Amount, and Riders. The Minimum Guarantee Premium will increase if you increase the Face Amount or add supplemental benefits to your Policy. The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue. The Minimum Guarantee Premium will not decrease if you decrease the Face Amount. See "Death Benefit -- Changing the Face Amount."

PREMIUM LIMITATIONS. The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits. In no event can the total of all Premiums paid under a Policy exceed these limits. We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits. If a premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the premium which would make total Premiums equal the maximum amount which may be paid under the Policy. We will notify you of available options with regard to the excess premium. If a satisfactory arrangement is not made, we will refund this excess to you. If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges or additional surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time. As a result, any Policy changes which affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.


REFUND OF EXCESS PREMIUM FOR MODIFIED ENDOWMENT CONTRACTS. At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice. If you request a refund, we will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account. The excess premium paid (including any interest or earnings on the excess premium) will be returned to you. For more information on MECs, see "Federal Tax Considerations."


TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING PREMIUMS

When you apply for a Policy, you must instruct us in the Application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

      -- Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.


      -- We will allocate the net premium as of the Valuation Day we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.



      -- You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice. Any change in allocation instructions will be effective on the Valuation Day we record the change.


Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

DELAY IN ALLOCATION

Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period. See "The Policy -- Canceling a Policy (Free Look Right)." In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium. After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application. We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.

POLICY ACCOUNT VALUES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

POLICY ACCOUNT VALUE

The Policy Account Value serves as the starting point for calculating values under a Policy.

POLICY ACCOUNT VALUE:         --  equals the sum of all values in the Guaranteed
                                  Account, the Loan Account, and in each
                                  Subaccount;
                              --  is determined first on the Policy Date and
                                  then on each Valuation Day; and
                              --  has no guaranteed minimum amount and may be
                                  more or less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM POLICY ACCOUNT VALUE.

NET CASH SURRENDER VALUE

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy. We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

NET CASH SURRENDER VALUE AT
THE
END OF ANY VALUATION DAY
EQUALS:                       --  the Policy Account Value as of such date;
                                  MINUS
                              --  any surrender charge or additional surrender
                                  charge as of such date; MINUS
                              --  any outstanding Indebtedness

SUBACCOUNT VALUE

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

THE NUMBER OF UNITS IN ANY
SUBACCOUNT AT THE END OF
ANY
VALUATION DAY EQUALS:         --  the initial units purchased at the unit value
                                  on the Policy Issue Date; PLUS
                              --  units purchased with additional Net Premiums;
                                  PLUS
                              --  units purchased via transfers from another
                                  Subaccount, the Guaranteed Account, or the Loan Account; MINUS
                              --  units redeemed to pay for Monthly Deductions;
                                  MINUS
                              --  units redeemed to pay for partial withdrawals;
                                  MINUS
                              --  units redeemed as part of a transfer to
                                  another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

UNIT VALUE

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value. Unit values will vary among Subaccounts. The unit value may increase or decrease from one Valuation Period to the next.

THE UNIT VALUE OF ANY
SUBACCOUNT AT THE END OF
ANY VALUATION DAY EQUALS:     --  the unit value of the Subaccount on the
                                  immediately preceding Valuation Day;
                                  MULTIPLIED BY
                              --  the net investment factor for that Subaccount
                                  on that Valuation Day.

THE NET INVESTMENT FACTOR:    --  measures the investment performance of a
                                  Subaccount from one Valuation Period to the next;
                              --  increases to reflect investment income and
                                  capital gains (realized and unrealized) for the shares of the underlying Portfolio; and
                              --  decreases to reflect any capital losses
                                  (realized and unrealized) for the shares of the underlying Portfolio, as well as the insurance charge.

GUARANTEED ACCOUNT VALUE

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

THE GUARANTEED ACCOUNT
VALUE AT THE END OF ANY
VALUATION DAY IS EQUAL TO:    --  the net premium(s) allocated to the Guaranteed
                                  Account; PLUS
                              --  any amounts transferred to the Guaranteed
                                  Account (including amounts transferred from the Loan Account); PLUS
                              --  interest credited to the Guaranteed Account;
                                  MINUS
                              --  amounts deducted to pay for Monthly
                                  Deductions; MINUS
                              --  amounts withdrawn from the Guaranteed Account;
                                  MINUS
                              --  amounts transferred from the Guaranteed
                                  Account to a Subaccount or to the Loan
                                  Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

     -- for amounts in the Guaranteed Account for the entire Policy month -- interest will be credited from the beginning to the end of the Policy month

     -- for amounts allocated to the Guaranteed Account during the prior Policy month -- interest will be credited from the date the net premium or loan repayment is allocated to the end of the Policy month

     -- for amounts transferred to the Guaranteed Account during the prior
        Policy month -- interest will be credited from the date of the transfer to the end of the Policy month

     -- for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month -- interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal

DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INSURANCE PROCEEDS

As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of the Insured's death. We may require you to return the Policy. We will pay the Insurance Proceeds in a lump sum or under a settlement option. If the Beneficiary dies before the Insured, we will pay the Insurance Proceeds in a lump sum to the Insured's estate. See "Death Benefit -- Settlement Options."

INSURANCE PROCEEDS EQUAL:             -- the death benefit (described below); PLUS
                                      -- any additional insurance provided by Rider; MINUS
                                      -- any unpaid Monthly Deductions; MINUS
                                      -- any outstanding Indebtedness.

If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the Insured's death to the date we make payment.

An increase in the Face Amount will increase the death benefit, and a decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

DEATH BENEFIT OPTIONS

In the Application, you may choose between two death benefit options: Option A and Option B. We calculate the amount available under each death benefit option as of the date of the Insured's death.

Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value. See "Policy Lapse and Reinstatement."

The Death Benefit                     --   the Face Amount; OR
under OPTION A is the greater of:     --   the Policy Account Value (determined as of the date of the
                                           Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death) multiplied by the applicable percentage listed in the table below.
The Death Benefit under OPTION B is   --   the Face Amount PLUS the Policy Account Value (determined as
the greater of:                            of the date of the Insured's death if this day is a
                                           Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death); OR
                                      --   the Policy Account Value (determined as of the date of the
                                           Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the Insured's death) multiplied by the applicable percentage listed in the table below.

ATTAINED AGE  PERCENTAGE   ATTAINED AGE    PERCENTAGE
------------  ----------   ------------    ----------
40 and under     250%           60            130%
     45          215%           65            120%
     50          185%           70            115%
     55          150%      75 through 90      105%
                           95 through 99      100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

WHICH DEATH BENEFIT OPTION TO CHOOSE. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

     -- Under Option A, the death benefit will vary with the Policy Account
        Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

     -- Under Option B, the death benefit will always vary with the Policy
        Account Value.

CHANGING DEATH BENEFIT OPTIONS

After the first Policy Year or 12 months after a Face Amount increase, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force. Changing the death benefit option may result in a change in Face Amount. Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge). However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. You should consult a tax adviser before changing death benefit options.

CHANGING THE FACE AMOUNT

You select the Face Amount when you apply for the Policy. After the first Policy Year, you may change the Face Amount subject to the conditions described below. We may require you to return your Policy to make a change. We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

     INCREASING THE FACE AMOUNT

         -- You may increase the Face Amount by submitting a written Application and providing Evidence of Insurability satisfactory to us at our Service Center.

         -- On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the charge for the increase. If not, the increase will not occur until you pay sufficient additional premium to increase the Net Cash Surrender Value. An increase will be effective on the Policy Processing Day on or next following the date we approve your Application, provided we have received any premium necessary to make the change.

         -- We apply a Face Amount increase charge. Further, each increase in Face Amount will begin a 15-year period during which additional surrender charges will apply if you Surrender the Policy.

         -- The minimum increase is $25,000. You may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period.

         -- Increasing the Face Amount during the first 5 Policy Years will increase your Minimum Guarantee Premium.

         -- The total net amount at risk will be affected, which will increase the monthly cost of insurance charges. A different cost of insurance charge may apply to the increase in Face Amount, based on the Insured's circumstances at the time of the increase.

     DECREASING THE FACE AMOUNT

         -- You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000. A decrease is not allowed for 12 months following an increase in Face Amount.

         -- Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

         -- Decreasing the Face Amount may result in a surrender charge and/or additional surrender charge, which will reduce Policy Account Value.

         -- A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges. For purposes of determining the cost of insurance charge and any surrender charge, any decrease will first be used to reduce the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount.

         -- We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

SETTLEMENT OPTIONS

There are several ways of receiving proceeds under the death benefit and Surrender provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Service Center.

ACCELERATED DEATH BENEFIT

Under the Accelerated Death Benefit Rider, you may receive an accelerated payment of part of the Policy's death benefit when the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months. In certain states only, accelerated payments also may be provided if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this Rider. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain. You should consult a tax adviser before adding the Accelerated Death Benefit Rider to your Policy or requesting an accelerated death benefit.

LONG-TERM CARE BENEFIT


We offer three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider"). If you elect to add the LTC Acceleration Rider to your Policy, you must also add the LTC Waiver Rider, while you may also add the LTC Extended Rider. You cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.


Under these Riders, you may receive periodic payments of a portion of your death benefit if the Insured becomes "chronically ill" so that the Insured:

     (1) Is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity, or

     (2) Requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

The Long-Term Care Benefit Riders also provide for the payment of monthly Premiums (equal on an annual basis to the minimum annual premium specified on the policy schedule) up to the date specified in the policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual death benefit.

An optional Long-Term Care Benefit Rider may also be elected which provides for periodic reimbursements of expenses incurred for "qualified long-term care services" following the full payment of the acceleration death benefit.

Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the net amount at risk under the Policy or the coverage amount of the Rider. Depending on the Rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the Rider and based on the Attained Age of the Insured when the Rider is issued. If you increase the Rider coverage amount, a new charge based on the Attained Age of the Insured at that time may apply to the increase. We may increase the rates for these charges on a class basis. Once we begin to pay benefits, we waive the charge under certain of the Riders until the Insured no longer qualifies for Rider benefits and is not chronically ill.

There may be federal income tax consequences associated with the Long-Term Care Benefit Riders. We believe that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code. The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each Rider meeting specific requirements under the Code. While guidance is limited, we believe that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

You will be deemed to have received a distribution for tax purposes each time a deduction is made from your Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider. The distribution generally will be taxed in the same manner as any other distribution under the Policy. In addition, the implications to your Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in death benefits under your Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear. You should consult a tax adviser before adding the Long-Term Care Benefit Riders to your Policy.

SURRENDERS AND PARTIAL WITHDRAWALS
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SURRENDERS

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

      -- You must complete and sign our Surrender form and send it to us at our Service Center. You may obtain the Surrender form by calling us at
          (800) 688-5177.

      -- The Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

      -- If you Surrender your Policy during the first 15 Policy Years (or during the first 15 years after an increase in the Face Amount), you will incur a surrender charge. See "Charges and Deductions -- Surrender Charges and Additional Surrender Charges."

      -- Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

      -- We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed Surrender form unless you request other arrangements. We may postpone payment of Surrenders under certain conditions.

      -- A Surrender may have tax consequences. See "Federal Tax Considerations -- Tax Treatment of Policy Benefits."

PARTIAL WITHDRAWALS

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions. We will process each partial withdrawal at the unit values next determined after we receive your request. We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request. We may postpone payment of partial withdrawals under certain conditions.

     RULES FOR PARTIAL WITHDRAWALS

     -- You must request at least $1,500.

     -- For each partial withdrawal, we deduct a $25 fee from the remaining
        Policy Account Value. See "Charges and Deductions -- Partial Withdrawal Charge."

     -- The Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.

     -- You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account. If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).

     -- You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

     EFFECT OF PARTIAL WITHDRAWALS

     -- A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions -- Monthly Deduction")).

     -- If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge). Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the next most recent increases in succession, and lastly, the Initial Face Amount.

     -- If you purchased an Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount (beginning with the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount) and then the Rider coverage amount.

     -- If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

     -- A partial withdrawal may have tax consequences. See "Federal Tax
        Considerations -- Tax Treatment of Policy Benefits."

TRANSFERS
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You may make transfers between and among the Subaccounts and the Guaranteed
Account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request. The following features apply to transfers under the Policy:

     -- You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

     -- We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing the transfer charge. See "Transfers" and "Transfers -- Additional Transfer Rights."

     -- We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

     -- We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request. The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.


Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by a Policy Owner or the Policy Owner's agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed. We will notify any affected requestor in a timely manner of any actions we take to restrict his or her ability to make transfers.

TRANSFERS FROM THE GUARANTEED ACCOUNT. You may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary. The amount transferred may not exceed 25% of the Guaranteed Account value. However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred. If we receive your request for this transfer within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary. If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date we receive the request at our Service Center.


DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program in the Application or by completing an election form. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. There is no additional charge for dollar cost averaging. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.


AUTOMATIC ASSET REBALANCING. We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts. Policy Account Value allocated to each Subaccount will grow or decline in value at different rates. The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule. The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses. Policy Account Value in the Guaranteed Account is not available for this program. There is no additional charge for the automatic asset rebalancing program. We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.

ADDITIONAL TRANSFER RIGHTS

SPECIAL TRANSFER RIGHT

At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account. This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy. We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count toward the 12 "free" transfers permitted each Policy Year.

CONVERSION PRIVILEGE FOR INCREASE IN FACE AMOUNT

At any one time during the first 2 years following an increase in the Policy's Face Amount, you may exchange the amount of the increase for a fixed benefit permanent life insurance policy without Evidence of Insurability. Such an exchange may have tax consequences. Premiums under this new policy will be based on our rates in effect for the same sex, Attained Age, and Premium Class of the Insured on the effective date of the increase in the Face Amount. The new policy will have the same Face Amount and Policy Issue Date as the amount and effective date of the increase. We will refund the expense charge for the increase and the Monthly Deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion. We will not assess any transfer charges in connection with this conversion privilege, and this transfer will not count toward the 12 "free" transfers permitted each Policy Year.

CHANGE IN SUBACCOUNT INVESTMENT POLICY

If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account without a transfer charge and without having the transfer count toward the 12 transfers permitted without charge during a Policy Year.

LOANS
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While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan. You may increase your risk of Lapse if you take a loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

LOAN CONDITIONS:

      --   The MINIMUM LOAN you may take is $500.

      -- The MAXIMUM LOAN you may take is the Net Cash Surrender Value on the date of the loan.


      -- To secure the loan, we transfer an amount as collateral to the Loan Account. This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary). You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account. However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value.


      -- We charge you 6% interest per year (charged interest rate) on your loan.

      -- Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate). We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed Account. We currently credit 4% to amounts in the Loan Account.

      -- You may repay all or part of your Indebtedness at any time while the Insured is alive and the Policy is in force. Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above. We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

      -- While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments. (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)

      -- A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the Insured's death.

      -- If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period. See "Policy Lapse and Reinstatement."

      -- We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.

There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved. If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes. A loan may also have possible adverse tax consequences that could occur if a Policy Lapses with loans outstanding. See "Policy Lapse and Reinstatement." In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied. The Owner of such a Policy should seek competent advice before requesting a Policy loan.

TELEPHONE, FAX, AND E-MAIL REQUESTS
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In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

     -- You must complete and sign our telephone, fax, or e-mail request form and send it to us. You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, or e-mail.

     -- You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests.

     -- We will employ reasonable procedures to confirm that instructions are genuine.

     -- If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     -- These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

     -- We reserve the right to suspend telephone, fax, and/or e-mail instructions at any time for any class of policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available. Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

POLICY LAPSE AND REINSTATEMENT
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LAPSE

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges. If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will NOT Lapse:

     1. During the first 5 Policy Years, if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; or

     2. If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.


If your Policy enters a Grace Period, we will mail a notice to your last known address. The 61-day Grace Period begins on the date of the notice. The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits. You may reinstate a lapsed Policy if you meet certain requirements. If the Insured dies during the Grace Period, we will pay the Insurance Proceeds.


REINSTATEMENT

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while the Insured is alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

     1.  A Written Notice requesting reinstatement;

     2.  Evidence of Insurability we deem satisfactory; and

     3. Payment of sufficient premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your application for reinstatement. The reinstated Policy will have the same Policy Date as it had prior to the Lapse. Upon reinstatement, the Policy Account Value will be based upon the premium paid to reinstate the Policy.

THE COMPANY AND THE GUARANTEED ACCOUNT
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NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA

We are a stock life insurance company. Our corporate headquarters are located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312. Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

THE GUARANTEED ACCOUNT

The Guaranteed Account is part of our general account. We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account. We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%. The principal, after charges and deductions, is also guaranteed. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates. For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year. At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date). We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year. You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

WE HAVE NOT REGISTERED THE GUARANTEED ACCOUNT WITH THE SEC, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS
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THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established under Delaware law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Subaccounts that may invest in shares of one Portfolio of the following Funds:


     -- American Century Variable Portfolios, Inc.


     -- Dreyfus Investment Portfolios

     -- Dreyfus Variable Investment Fund

     -- Federated Insurance Series

     -- Fidelity Variable Insurance Products

     -- Gartmore Variable Insurance Trust

     -- Janus Aspen Series

     -- Oppenheimer Variable Account Funds

     -- Vanguard Variable Insurance Fund

The Subaccounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets. The Separate Account assets are held separate from our other assets and are not part of our general account. We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

We reserve the right to make structural and operational changes affecting the Separate Account. See "Addition, Deletion, or Substitution of Investments," below.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THE SUBACCOUNTS. THE VALUE OF EACH SUBACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios. Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company. This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.

Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios. Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The following table summarizes each Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable). THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios that accompany this prospectus. You should read these prospectuses carefully and keep them for future reference.

             PORTFOLIO           INVESTMENT OBJECTIVE AND INVESTMENT ADVISER


AMERICAN CENTURY(R) VP
INCOME & GROWTH FUND
(CLASS I)                    -- Seeks capital growth with income as a secondary
                             objective. Investment adviser is American Century
                             Investment Management, Inc.



AMERICAN CENTURY(R) VP
ULTRA(R)
FUND (CLASS I)               -- Seeks long-term capital growth. Investment
                             adviser is American Century Investment Management,
                             Inc.



DREYFUS IP SMALL CAP STOCK
INDEX PORTFOLIO (SERVICE
SHARES) -- Seeks to match the performance of the S&P SmallCap 600 Index. Investment adviser is The Dreyfus Corporation.



DREYFUS VIF APPRECIATION
PORTFOLIO (INITIAL SHARES)   -- Seeks long-term capital growth consistent with
                             the preservation of capital; current income is a secondary goal. Investment adviser is The Dreyfus
                             Corporation; subadviser is Fayez Sarofim & Co.



FEDERATED QUALITY BOND FUND
II
(PRIMARY SHARES)             -- Seeks current income. Investment adviser is
                             Federated Investment Management Company.



FIDELITY VIP EQUITY-INCOME
PORTFOLIO (SERVICE CLASS)    -- Seeks reasonable income and will also consider
                             the potential for capital appreciation. Investment adviser is Fidelity Management & Research Company.

FIDELITY VIP GROWTH
PORTFOLIO
(SERVICE CLASS)              -- Seeks to achieve capital appreciation.
                             Investment adviser is Fidelity Management &
                             Research Company.

FIDELITY VIP INVESTMENT
GRADE
BOND PORTFOLIO (SERVICE
CLASS) -- Seeks as high a level of current income as is consistent with the preservation of capital. Investment adviser is Fidelity Management & Research Company.


FIDELITY VIP OVERSEAS
PORTFOLIO
(SERVICE CLASS)              -- Seeks long-term growth of capital. Investment
                             adviser is Fidelity Management & Research Company;
                             subadvisers are Fidelity Management & Research
                             (U.K.) Inc., Fidelity Management & Research (Far
                             East) Inc., Fidelity International Investment
                             Advisors, and Fidelity International Investment
                             Advisors (U.K.) Limited.



GARTMORE GVIT GOVERNMENT
BOND FUND (CLASS I)          -- Seeks a high level of income. Investment adviser
                             is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS AGGRESSIVE
FUND -- Seeks growth of capital. Investment adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS CONSERVATIVE
FUND                         -- Seeks income and long-term growth of capital.
                             Investment adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATE FUND   -- Seeks growth of capital and income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATELY
AGGRESSIVE FUND              -- Seeks growth of capital. Investment adviser is
                             Gartmore Mutual Fund Capital Trust.



GARTMORE GVIT INVESTOR
DESTINATIONS MODERATELY
CONSERVATIVE FUND            -- Seeks income and long-term growth of capital.
                             Investment adviser is Gartmore Mutual Fund Capital
                             Trust.



GARTMORE GVIT MONEY MARKET
FUND (CLASS IV)*             -- Seeks a high level of current income. Investment
                             adviser is Gartmore Mutual Fund Capital Trust.



GVIT EQUITY 500 INDEX FUND
(CLASS IV)*                  -- Seeks long-term capital appreciation. Investment
                             adviser is Gartmore Mutual Fund Capital Trust;
                             subadviser is SSgA Funds Management, Inc.



JANUS CAPITAL APPRECIATION
PORTFOLIO (SERVICE SHARES)   -- Seeks long-term capital growth. Investment
                             adviser is Janus Capital.



OPPENHEIMER CAPITAL
APPRECIATION/VA (INITIAL
CLASS) -- Seeks capital appreciation by investing in securities of well-known established companies. Investment adviser is OppenheimerFunds, Inc.


OPPENHEIMER GLOBAL
SECURITIES
FUND/VA (INITIAL CLASS)      -- Seeks long-term capital appreciation by
                             investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. Investment adviser is
                             OppenheimerFunds, Inc.

VANGUARD EQUITY INCOME
PORTFOLIO                    -- Seeks to provide a relatively high level of
                             current income and the potential for long-term growth of capital and income. Investment adviser is Newell Associates.

VANGUARD HIGH YIELD BOND
PORTFOLIO                    -- Seeks to provide a high level of income.
                             Investment adviser is Wellington Management
                             Company, LLP.

VANGUARD MID-CAP INDEX
PORTFOLIO                    -- Seeks to provide long-term growth of capital by
                             attempting to match the performance of a broad-based market index of stocks of medium-size
                             U.S. companies. Investment adviser is The Vanguard
                             Group.

VANGUARD TOTAL BOND MARKET
INDEX PORTFOLIO              -- Seeks to provide a higher level of income by
                             attempting to match the performance of a broad market-weighted bond index. Investment adviser is The Vanguard Group.


* Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust. Specifically:



  - The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund; and



  - The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund.


In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under
Section 401 of the Code. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT PERFORMANCE OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT PERFORMANCE OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.


We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

     1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

     2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

     3. Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time in our discretion;

     4. Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

     5. Combine the Separate Account with other separate accounts, and/or create new separate accounts;

     6. Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

     7. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

VOTING PORTFOLIO SHARES

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

SERVICES AND BENEFITS WE PROVIDE:     --  the death benefit, cash, and loan benefits under the
                                      Policy
                                      --  investment options, including premium allocations
                                      --  administration of elective options
                                      --  the distribution of reports to Owners
COSTS AND EXPENSES WE INCUR:          --  costs associated with processing and underwriting
                                      Applications, and with issuing and administering the Policy
                                          (including any Riders)
                                      --  overhead and other expenses for providing services and benefits
                                      --  sales and marketing expenses
                                      --  other costs of doing business, such as collecting
                                      Premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local
                                          premium and other taxes and fees
RISK WE ASSUME:                       --  that the cost of insurance charges we may deduct are
                                      insufficient to meet our actual claims because Insureds die sooner than we estimate
                                      --  that the costs of providing the services and benefits
                                      under the Policies exceed the charges we deduct

PREMIUM EXPENSE CHARGE

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes. We credit the remaining amount (the net premium) to your Policy Account Value according to your allocation instructions. The premium expense charge consists of:


     1. Premium Tax Charge: for state and local premium taxes based on the rate for the Insured's residence at the time the premium is paid. Premium taxes vary from state to state but range from 0% to 4%. (Kentucky imposes an additional city premium tax that applies only to first year premium. This tax varies by municipality and is no greater than 12%.) No premium tax charge is deducted in jurisdictions that impose no premium tax.


     2. Percent of Premium Charge: during the first Policy Year, equal to 10% of each premium payment up to a specific amount (calculated for the base Policy) and 4% of premium payments above this amount. After the first Policy Year, this charge equals 4% of each premium payment. We may increase this charge to a maximum of 10% of each premium payment. This charge compensates us partially for federal taxes and the cost of selling the Policy.

     3. Percent of Premium Charge -- Additional Premium Charge: during the first Policy Year following an increase in Face Amount, equal to 10% of each premium payment up to a specific amount (calculated for the increase in Face Amount) and 4% of premium payments above this amount. We may increase this charge to a maximum of 10% of each premium payment. This charge compensates us partially for federal taxes and the cost of selling the Policy incurred in connection with Face Amount increases.

The premium expense charge is a percentage of each premium payment. This means that the greater the amount and frequency of premium payments you make (particularly during the first Policy Year and the first Policy Year following an increase in Face Amount), the greater the amount of the premium expense charge we will assess.

MONTHLY DEDUCTION

We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage. We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of Application, or as later changed by Written Notice. If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day). Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month-to-month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date. On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value. The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions. We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.

The Monthly Deduction has 4 components:

     -- the cost of insurance charge

     -- the monthly administrative charge

     -- the initial administrative charge (for the first 12 Policy Processing
        Days)

     -- charges for any Riders (as specified in the applicable Rider(s))

COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (Attained Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day. Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy. We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.


COST OF      The cost of insurance charge is equal to:
INSURANCE             -- the monthly cost of insurance rate; MULTIPLIED BY
CHARGE                -- the net amount at risk for your Policy on the Policy
                         Processing Day.


         The net amount at risk is equal to:

                      -- the death benefit on the Policy Processing Day;
                         MINUS
                      -- the Policy Account Value on the Policy Processing
                         Day.

We calculate the cost of insurance charge separately for the Initial Face Amount and for any increase in Face Amount. If we approve an increase in your Policy's Face Amount, then a different Premium Class (and a different cost of insurance rate) may apply to the increase, based on the Insured's circumstances at the time of the increase. If, however, the death benefit is the Policy Account Value times the specified percentage, the rate for the Premium Class for the Initial Face Amount will be used for the amount of the death benefit in excess of the total Face Amount.

The cost of insurance charge is determined in a similar manner for any Additional Insurance Benefit Rider coverage amount and for any increase in Rider coverage amount. Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk. The guaranteed cost of insurance rates under the Rider are substantially the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk. We also calculate the net amount at risk separately for the Initial Face Amount and for any increase in Face Amount. In determining the net amount at risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount. If the Policy Account Value exceeds the Initial Face Amount, it is then considered as part of any increases in Face Amount in the order these increases took effect. The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of insurance rates. We base the cost of insurance rates on the Insured's Attained Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount. The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience. The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy. These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and the Insured's Attained Age, sex, and Premium Class. For Policies issued in states which require "unisex" policies or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Attained Age, Premium Class, and the 1980 Commissioner's Standard Ordinary Mortality Table NB and SB. Any change in the cost of insurance rates will apply to all persons of the same Attained Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class. The Premium Class of the Insured will affect the cost of insurance rates. We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured. We currently place Insureds into one of three standard classes -- preferred, nonsmoker, and smoker -- or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

MONTHLY ADMINISTRATIVE CHARGE. Each month we deduct a $7.50 monthly administrative charge to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs. This charge may be increased but will not exceed $11 per month.

INITIAL ADMINISTRATIVE CHARGE. On the first 12 Policy Processing Days, we deduct a $5.00 initial administrative charge for Policy issue costs.

CHARGES FOR RIDERS. The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider.

INSURANCE CHARGE

We deduct a daily charge from each Subaccount (but not the Guaranteed Account). This charge compensates us for administration and distribution of the Policies and certain mortality and expense risks we assume. The administration and distribution expenses are costs we incur in offering and administering the Policies, such as administration costs, marketing costs, and other costs associated with establishing and maintaining the Subaccounts and selling the Policy. The mortality risk is that an Insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

The insurance charge may vary by Subaccount. We may incur administration and distribution expenses that are higher for some Subaccounts than for others. In addition, some Funds (or their advisers) may compensate us and/or our affiliates for administrative, distribution (including 12b-1 plan fees), or other services relating to the Portfolios. Some may pay us more than others, and the differences may be significant. Some may not provide any compensation for these expenses.

The insurance charge is currently equal to:

     -- the assets in each Subaccount, MULTIPLIED BY

     -- for Subaccounts investing in the Vanguard Variable Insurance Fund
        Portfolios, 0.002603%, which is the daily portion of the annual insurance charge rate of 0.95% during all Policy Years; or

     -- for Subaccounts investing in all other Portfolios, 0.002055%, which is the daily portion of the annual insurance charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We may increase this charge to a maximum annual rate of 1.00% for each Subaccount. We expect to profit from this charge and may use these profits for any lawful purpose.

SURRENDER CHARGES AND ADDITIONAL SURRENDER CHARGES

Surrender charges and additional surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue. We do not expect surrender charges and additional surrender charges to cover all of these costs. To the extent that they do not, we will cover the short-fall from our general account assets, which may include profits from the insurance charge and cost of insurance charge.

SURRENDER CHARGE. If your Policy Lapses or you fully Surrender your Policy during the first 15 Policy Years, we deduct a surrender charge from your Policy Account Value and pay the remaining amount (less any outstanding Indebtedness) to you. The payment you receive is called the Net Cash Surrender Value. This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

     1. Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

                                                              CHARGE PER $1,000
POLICY YEAR(S)                                                 OF FACE AMOUNT
--------------                                                -----------------
1-6.........................................................        $4.90
7...........................................................        $4.41
8...........................................................        $3.92
9...........................................................        $3.43
10..........................................................        $2.94
11..........................................................        $2.45
12..........................................................        $1.96
13..........................................................        $1.47
14..........................................................        $0.98
15..........................................................        $0.49
16+.........................................................        $ -0-

     2. Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

        a = 35% of all Premiums paid to the date of Surrender or Lapse; or

        b = the following percentage of Target Premium:

                                                                  % OF TARGET
                                                                PREMIUM FOR THE
POLICY YEAR(S)                                                INITIAL FACE AMOUNT
--------------                                                -------------------
1-6.........................................................          70%
7...........................................................          63%
8...........................................................          56%
9...........................................................          49%
10..........................................................          42%
11..........................................................          35%
12..........................................................          28%
13..........................................................          21%
14..........................................................          14%
15..........................................................           7%
16+.........................................................           0%

ADDITIONAL SURRENDER CHARGE. Within 15 years after the effective date of an increase in Face Amount, we deduct an additional surrender charge if you Surrender the Policy or it Lapses.

The additional surrender charge consists of:

     1. Additional Deferred Administrative Charge: the charge described in the table below less any additional deferred administrative charge previously paid at the time of a decrease in Face Amount.

                                                              CHARGE PER $1,000
12-MONTH PERIOD BEGINNING WITH                                FOR EACH INCREASE
THE EFFECTIVE DATE OF EACH INCREASE                            IN FACE AMOUNT
-----------------------------------                           -----------------
1-6.........................................................        $4.90
7...........................................................        $4.41
8...........................................................        $3.92
9...........................................................        $3.43
10..........................................................        $2.94
11..........................................................        $2.45
12..........................................................        $1.96
13..........................................................        $1.47
14..........................................................        $0.98
15..........................................................        $0.49
16+.........................................................        $ -0-

     2. Additional Deferred Sales Charge: this charge equals the lesser of a or b (less any additional deferred sales charge for this increase previously paid at the time of a decrease in Face Amount), where:

        a = 35% of Premiums allocated to the increase in Face Amount; or

        b = the following percentage of Target Premium:

                                                                             % OF TARGET PREMIUM
                                                                              FOR EACH INCREASE
NUMBER OF YEARS FOLLOWING THE EFFECTIVE DATE OF THE INCREASE IN FACE AMOUNT    IN FACE AMOUNT
---------------------------------------------------------------------------  -------------------
1-6................................................................                  70%
7..................................................................                  63%
8..................................................................                  56%
9..................................................................                  49%
10.................................................................                  42%
11.................................................................                  35%
12.................................................................                  28%
13.................................................................                  21%
14.................................................................                  14%
15.................................................................                   7%
16+................................................................                   0%

DECREASE IN FACE AMOUNT. In the event of a decrease in Face Amount before the end of the 15th Policy Year or within 15 years after an increase in Face Amount, we deduct a charge that is a portion of the surrender charge and/or additional surrender charge.

     -- If there have been no increases in Face Amount, we determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge and/or additional surrender charge.

     -- If more than one surrender charge and/or additional surrender charge is in effect because of one or more increases in Face Amount, we apply the surrender charge and/or additional surrender charge in the following order: (1) the most recent increase, followed by (2) the next most recent increases in succession, and (3) the Initial Face Amount.

     -- Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, we will deduct a proportionate share of the surrender charge or additional surrender charge for that increase or for the Initial Face Amount.

     -- We will deduct the surrender charge and/or additional surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge and/or additional surrender charge will be reduced by the amount deducted.

     -- We will deduct the surrender charge and/or additional surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The surrender charge, additional surrender charge, and Target Premium vary based on the Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount (or increase in Face Amount). The maximum Target Premium for any Policy is $54 per $1,000 of Face Amount. Your Policy's specifications page indicates the surrender charges and additional surrender charges applicable to your Policy.

THE SURRENDER CHARGE AND ADDITIONAL SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD CAREFULLY CALCULATE THESE CHARGES BEFORE YOU REQUEST A SURRENDER OR DECREASE IN FACE AMOUNT. Under some circumstances the level of surrender charges and additional surrender charges might result in no Net Cash Surrender Value available.

FACE AMOUNT INCREASE CHARGE

If you increase the Face Amount, we will deduct a charge of $60 plus $0.50 per $1,000 Face Amount increase (but not greater than $750) from the Policy Account Value on the effective date of this increase. This charge will be deducted from the Subaccounts and the Guaranteed Account based on the allocation schedule for Monthly Deductions in effect at the time of the increase. We deduct this charge to compensate us for administrative expenses incurred in connection with the increase, including medical exams, review of the application for the increase, underwriting decisions, application processing, and changing Policy records and the Policy. We may increase this charge to a maximum of $60 plus $3.00 per $1,000 Face Amount increase. We do not guarantee a $750 limit if we increase this charge.

PARTIAL WITHDRAWAL CHARGE

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value. For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value. This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations which may be required because of the partial withdrawal.

TRANSFER CHARGE

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

      -- We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers. We deduct the transfer charge from the amount being transferred.

      -- For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

      -- Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.

LOAN INTEREST CHARGE

Loan interest is charged in arrears on the amount of an outstanding Policy loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate. We charge an annual interest rate of 6.00% on Policy loans. After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually).

PORTFOLIO EXPENSES

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests. For further information, consult the Portfolios' prospectuses and the Fee Table in this prospectus.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. PLEASE CONSULT COUNSEL OR OTHER QUALIFIED TAX ADVISERS FOR MORE COMPLETE INFORMATION. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY. A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied. We anticipate that a Policy should satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy. In addition, if you elect the Accelerated Death Benefit Rider, LTC Accelerated Rider, or LTC Extended Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear. Please consult a tax adviser on these consequences. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate Premiums and Policy Account Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

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TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a Policy should be excludible from the Beneficiary's gross income. Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances. You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.

MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs, with less favorable tax treatment than other life insurance contracts. Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC. In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount. If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium. Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years. To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits. A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

      -- All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time. They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed. "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

      -- Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

      -- A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the

Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

MULTIPLE POLICIES. All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

POLICY LOANS. In general, interest you pay on a loan from a Policy will not be deductible. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. The IRS has also recently issued new guidance on split dollar insurance plans. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

TAX SHELTER REGULATIONS. Prospective Owners that are corporations should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.

WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

ALTERNATIVE MINIMUM TAX. There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's 100th year.

OTHER POLICY OWNER TAX MATTERS. The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation-skipping transfer tax consequences under federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS. If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ. A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. We report this cost to the participant annually. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not taxable. However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

SPECIAL RULES FOR 403(b) ARRANGEMENTS. If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable. In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code. A competent tax adviser should be consulted.

FOREIGN TAX CREDITS. To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Policy Owners.

ACCELERATED DEATH BENEFIT RIDER. The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain. You should consult a qualified tax adviser about the consequences of requesting payment under this Rider. See "Death Benefit -- Accelerated Death Benefit Rider."

LONG-TERM CARE BENEFIT RIDERS. For a discussion of the tax consequences associated with the Long-Term Care Benefit Riders offered under the Policy, see "Death Benefit -- Long-Term Care Benefit."

OTHER SUPPLEMENTAL BENEFITS AND RIDERS. A further discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy can be found in the SAI.

SPLIT DOLLAR ARRANGEMENTS
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You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties. There are different ways of allocating these rights. For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value. The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount which he would have been entitled to receive upon Surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

NEW GUIDANCE ON SPLIT DOLLAR ARRANGEMENTS. On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements. The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

SUPPLEMENTAL BENEFITS AND RIDERS
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The following Riders offering supplemental benefits are available under the
Policy. Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued. We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction. (See the Fee Table for more information concerning Rider expenses.)


Your agent can help you determine whether any of the Riders are suitable for you. For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider or the Additional Insurance Benefit Rider. Even though the death benefit coverage may be the same (regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders. The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums, (d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy. You should carefully evaluate all of these factors and discuss all of your options with your agent. For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders. These Riders may not be available in all states. Please contact us for further details.


We currently offer the following Riders under the Policy:

     -- Long-Term Care Benefit Riders, which include:

        -- Long-Term Care Acceleration Benefit Rider;

        -- Long-Term Care Waiver Benefit Rider; and

        -- Long-Term Care Extended Insurance Benefit Rider;

     -- Accelerated Death Benefit Rider;

     -- Additional Insurance Benefit Rider;

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

     -- Change of Insured Rider;

     -- Children's Term Insurance Rider;

     -- Convertible Term Life Insurance Rider;

     -- Disability Waiver Benefit Rider;

     -- Disability Waiver of Premium Benefit Rider; and

     -- Final Policy Date Extension Rider.

SALE OF THE POLICIES
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The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers. 1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the NASD. 1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of Nationwide Life Insurance Company of America (our parent company). 1717 received $24,720,887, $31,829,824, and $36,295,531 during 2002, 2001, and 2000, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLACA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years. We decide the insurance underwriting, the determination of Premium Class, and whether to accept or reject an Application. 1717 also may reject an Application if the Policy applied for is unsuitable.


More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

We pay sales commissions for the sale of the Policies. Under our distribution agreement with 1717, we may pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Policies. We also pay for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Policy sales expenses.

During the first Policy Year and the first year following a Face Amount increase, the maximum sales commission payable to our agents or other registered representatives will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount. After the first Policy Year and the first year following a face increase, the maximum sales commission will not be more than 2% of Premiums paid. The commission will be calculated using the commission rates for the corresponding Policy Year. Expense allowances and bonuses may also be paid. Agents may be required to return all or a portion of first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year or the first year following a face increase.


Because registered representatives who sell the Policies are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, stock options,, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to Policy Owners or the Separate Account.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

STATE VARIATIONS
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Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your actual policy and any endorsements or Riders are the controlling documents. If you would like to review a copy of your policy and its endorsements and Riders, if any, contact our Service Center.

LEGAL PROCEEDINGS
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The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.



In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. NLACA's parent company, Nationwide Life Insurance Company of America, is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action is pending in the Court of Common Pleas, Philadelphia County, Pennsylvania (January Term 1999, Docket No. 780). That class action challenged the plan of Provident to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the Summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with Nationwide Financial Services, Inc.



NLACA's parent company, Nationwide Life Insurance Company of America, is also a nominal defendant in a derivative suit entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss that was filed on or about July 10, 2000 in the Court of Common Pleas, Philadelphia County, Pennsylvania (July Term 2000, Docket No. 788). Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.



The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002.



There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.


                                        47
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FINANCIAL STATEMENTS
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Our financial statements and the financial statements of the Separate Account are contained in the SAI. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

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GLOSSARY
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APPLICATION
The Application you must complete to purchase a Policy plus all forms required by us or applicable law.

ATTAINED AGE
The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.

BENEFICIARY
The person(s) you select to receive the Insurance Proceeds from the Policy.

CODE
The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US, OUR, NLACA)
Nationwide Life and Annuity Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

EVIDENCE OF INSURABILITY
Medical records or other documentation that we may require to satisfy our underwriting standards. We may require different and/or additional evidence depending on the Insured's Premium Class; for example, we generally require more documentation for Insureds in classes with extra ratings. We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than for an increase in Face Amount.

FACE AMOUNT
The dollar amount of insurance selected by the Owner. The Face Amount may be increased or decreased after issue, subject to certain conditions. The Face Amount is a factor in determining the death benefit, surrender charges, and additional surrender charges.

FINAL POLICY DATE
The Policy Anniversary nearest the Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Subject to state availability, you may elect to continue the Policy beyond the Insured's Attained Age 100 under the Final Policy Date Extension Rider.

FREE LOOK PERIOD
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund. The length of the Free Look Period varies by state.

FUND
An investment company that is registered with the SEC. The Policy allows you to invest in certain Portfolios of the Funds that are listed on the front page of this prospectus.

GRACE PERIOD
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

GUARANTEED ACCOUNT
Part of our general account. Amounts allocated to the Guaranteed Account earn at least 4% annual interest.

INDEBTEDNESS
The total amount of all outstanding Policy loans, including both principal and interest due.

INITIAL FACE AMOUNT
The Face Amount on the Policy Issue Date.

INSURANCE PROCEEDS
The amount we pay to the Beneficiary when we receive due proof of the Insured's death. We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

INSURED
The person whose life is insured by the Policy.

ISSUE AGE
The Insured's age on the Insured's birthday nearest the Policy Date.

LAPSE
When your Policy terminates without value after a Grace Period. You may reinstate a lapsed Policy, subject to certain conditions.

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LOAN ACCOUNT
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

MINIMUM GUARANTEE PREMIUM
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years. It is equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the number of months since the Policy Date (including the current month) DIVIDED by 12.

MINIMUM INITIAL PREMIUM
An amount equal to the minimum annual premium (as set forth in your Policy) MULTIPLIED by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

MONTHLY DEDUCTION
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day. The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

NET CASH SURRENDER VALUE
The amount we pay when you Surrender your Policy. It is equal to: (1) the Policy Account Value as of the date of Surrender; MINUS (2) any surrender charge or additional surrender charge; MINUS (3) any Indebtedness.

NET PREMIUMS
Premiums less the premium expense charge.

OWNER (YOU, YOUR)
The person entitled to exercise all rights as Owner under the Policy.

POLICY ACCOUNT VALUE
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.

POLICY DATE
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years. The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by us and the proposed Insured. The Policy Date may not be more than 6 months prior to the Policy Issue Date.

POLICY ISSUE DATE
The date on which the Policy is issued. It is used to measure suicide and contestable periods.

POLICY PROCESSING DAY
This is the same day as the Policy Date in each successive month. If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day. On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO
A separate investment Portfolio of a Fund. Each Subaccount invests exclusively in one Portfolio of a Fund.

PREMIUM CLASS
The classification of the Insured for cost of insurance purposes. The standard classes are: smoker, nonsmoker, and preferred. We also have classes with extra ratings.

PREMIUMS
All payments you make under the Policy other than repayments of Indebtedness.

RIDER
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage. A Rider that is added to the Policy becomes part of the Policy.

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SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy. The SAI is not a prospectus, and should be read together with the prospectus. You may obtain a copy of the SAI by writing or calling us at our Service Center. The Table of Contents for the SAI appears on the last page of this prospectus.

SEPARATE ACCOUNT
Nationwide Provident VLI Separate Account A. It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

SERVICE CENTER
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of Nationwide Provident VLI Separate Account A. We invest each Subaccount's assets exclusively in shares of one Portfolio.

SURRENDER
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

TARGET PREMIUM
An amount of premium payments, computed separately for each increment of Face Amount, used to compute surrender charges and additional surrender charges.

VALUATION DAY

Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.


VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing to the close of business on the next Valuation Day.

WRITTEN NOTICE OR REQUEST
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy. To be complete, each Written Notice or Request must: (1) be in a form we accept;
(2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ADDITIONAL POLICY INFORMATION..........    1
  The Policy...........................    1
  Temporary Insurance Coverage.........    1
  Our Right to Contest the Policy......    1
  Misstatement of Age or Sex...........    2
  Suicide Exclusion....................    2
  Assignment...........................    2
  The Beneficiary......................    2
  More Information on Ownership
     Rights............................    2
  Changing Death Benefit Options.......    3
  Premium Classes......................    4
  Loan Interest........................    4
  Effect of Policy Loans...............    5
  Allocations After Increase in Face
     Amount............................    5
  Delays in Payments We Make...........    5
  Dollar Cost Averaging................    6
  Automatic Asset Rebalancing..........    7
  Charge Discounts for Sales to Certain
     Policies..........................    7
  Payment of Policy Benefits...........    8
  Policy Termination...................    8
SUPPLEMENTAL BENEFITS AND RIDERS.......    9
  Long-Term Care Benefit Riders........    9
  Accelerated Death Benefit Rider......   11
  Additional Insurance Benefit Rider...   12
  Other Riders.........................   13
ILLUSTRATIONS..........................   15
PERFORMANCE DATA.......................   15
  Hypothetical Illustrations...........   15
  Yields and Total Returns.............   15
STANDARD & POOR'S......................   19
ADDITIONAL INFORMATION.................   20
  IMSA.................................   20
  Potential Conflicts of Interest......   20
  Policies Issued in Conjunction with
     Employee Benefit Plans............   21
  Legal Developments Regarding Unisex
     Actuarial Tables..................   21
  Safekeeping of Account Assets........   21
  Reports to Owners....................   22
  Records..............................   22
  Legal Matters........................   22
  Experts..............................   22
  Additional Information about the
     Company...........................   23
  Additional Information about the
     Separate Account..................   23
  Other Information....................   24
  Financial Statements.................   24
INDEX TO FINANCIAL STATEMENTS..........  F-1

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of death benefits, Net Cash Surrender Values, and Policy Account Values, and to request other information about the Policy please call or write to us at our Service Center.


The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


Investment Company Act of 1940 Registration File No. 811-8722

                                 OPTIONS ELITE

                            NATIONWIDE PROVIDENT VLI
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
                                  (DEPOSITOR)

                          MAIN ADMINISTRATIVE OFFICE:
                          1000 CHESTERBROOK BOULEVARD
                           BERWYN, PENNSYLVANIA 19312
                                 (610) 407-1717

                                SERVICE CENTER:
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 (800) 688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
     INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life and Annuity Company of America ("NLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2003 and the prospectuses for American Century Variable Portfolios, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products, Gartmore Variable Insurance Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, and Vanguard Variable Insurance Fund. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy. No information is incorporated by reference into this SAI.



The date of this Statement of Additional Information is May 1, 2003.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


ADDITIONAL POLICY INFORMATION..........    1
  The Policy...........................    1
  Temporary Insurance Coverage.........    1
  Our Right to Contest the Policy......    1
  Misstatement of Age or Sex...........    2
  Suicide Exclusion....................    2
  Assignment...........................    2
  The Beneficiary......................    2
  More Information on Ownership
     Rights............................    2
  Changing Death Benefit Options.......    3
  Premium Classes......................    4
  Loan Interest........................    4
  Effect of Policy Loans...............    5
  Allocations After Increase in Face
     Amount............................    5
  Delays in Payments We Make...........    5
  Dollar Cost Averaging................    6
  Automatic Asset Rebalancing..........    7
  Charge Discounts for Sales to Certain
     Policies..........................    7
  Payment of Policy Benefits...........    8
  Policy Termination...................    8
SUPPLEMENTAL BENEFITS AND RIDERS.......    9
  Long-Term Care Benefit Riders........    9
  Accelerated Death Benefit Rider......   11
  Additional Insurance Benefit Rider...   12
  Other Riders.........................   13
ILLUSTRATIONS..........................   15
PERFORMANCE DATA.......................   15
  Hypothetical Illustrations...........   15
  Yields and Total Returns.............   15
STANDARD & POOR'S......................   19
ADDITIONAL INFORMATION.................   20
  IMSA.................................   20
  Potential Conflicts of Interest......   20
  Policies Issued in Conjunction with
     Employee Benefit Plans............   21
  Legal Developments Regarding Unisex
     Actuarial Tables..................   21
  Safekeeping of Account Assets........   21
  Reports to Owners....................   22
  Records..............................   22
  Legal Matters........................   22
  Experts..............................   22
  Additional Information about the
     Company...........................   23
  Additional Information about the
     Separate Account..................   23
  Other Information....................   24
  Financial Statements.................   24
INDEX TO FINANCIAL STATEMENTS..........  F-1

ADDITIONAL POLICY INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   THE POLICY

The Policy, Application(s), Policy's specification page, and any Riders are the entire contract. Only statements made in the Applications can be used to void the Policy or to deny a claim. We assume that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state. The Policy is not eligible for dividends and is non-participating.

                          TEMPORARY INSURANCE COVERAGE

Before full insurance coverage takes effect, you may receive temporary insurance coverage (subject to our underwriting rules and Policy conditions) if:

     1. You answer "no" to the health questions in the temporary insurance agreement;

     2.  You pay the Minimum Initial Premium when the Application is signed; and

     3. The Application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement. Temporary insurance coverage shall not exceed the lesser of:

     1.  The Face Amount applied for, including term insurance Riders; or

     2.  $500,000.

If we do not approve your Application, we will make a full refund of the initial premium paid with the Application.

Temporary life insurance coverage is void if the Application contains any material misrepresentation. Benefits will also be denied if any proposed Insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

     -- 5 days from the date we mail you notification of termination of coverage; or

     -- the date that full insurance coverage takes effect under the Policy; or

     -- the date a policy, other than the Policy applied for, is offered to you;
        or

     -- the 90th day from the date of the temporary agreement.

                        OUR RIGHT TO CONTEST THE POLICY

In issuing the Policy, we rely on all statements made by or for you and/or the Insured in the Application or in a supplemental application. Therefore, we may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Issue Date. Likewise, we will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect during the Insured's lifetime for 2 years.

                           MISSTATEMENT OF AGE OR SEX

If the Insured's Issue Age or sex was stated incorrectly in the Application, we will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction. No adjustment will be made to the Policy Account Value.

                               SUICIDE EXCLUSION

If the Insured commits suicide, while sane or insane, within 2 years of the Policy Issue Date, the Policy will terminate and our liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid.

If the Insured commits suicide, while sane or insane, within 2 years from the effective date of any change which increases the death benefit, the Policy will terminate and our liability with respect to the amount of increase will be limited to the sum of the Monthly Deductions for the cost of insurance attributable to the increase and the expense charge for the increase in Face Amount previously deducted from Policy Account Value.

Certain states may require suicide exclusion provisions that differ from those stated here.

                                   ASSIGNMENT

You may assign the Policy but we will not be bound by any assignment unless it is in writing and we have received it at our Service Center. Your rights and those of any other person referred to in the Policy will be subject to the assignment. We assume no responsibility for the validity of any assignments.

                                THE BENEFICIARY

The Beneficiary is entitled to the Insurance Proceeds under the Policy. The Beneficiary is as stated in the Application, unless later changed. When a Beneficiary is designated, any relationship shown is to the Insured, unless otherwise stated. If two or more persons are named, those surviving the Insured will share the Insurance Proceeds equally, unless otherwise stated. If none of the persons named survives the Insured, we will pay the Insurance Proceeds in one sum to the Insured's estate.

                      MORE INFORMATION ON OWNERSHIP RIGHTS

You, as the Owner, may exercise certain rights under the Policy, including the following:

SELECTING AND CHANGING THE BENEFICIARY

      -- You designate the Beneficiary (the person to receive the Insurance Proceeds when the Insured dies) in the Application.

      -- You may designate more than one Beneficiary. If you designate more than one Beneficiary, then each Beneficiary that survives the Insured shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.

      -- If there is not a designated Beneficiary surviving at the Insured's death, we will pay the Insurance Proceeds in a lump sum to the Insured's estate.

      -- You can change the Beneficiary by providing us with Written Notice while the Insured is living.

      -- The change is effective as of the date you complete and sign the Written Notice, regardless of whether the Insured is living when we receive the notice.

      -- We are not liable for any payment or other actions we take before we receive your Written Notice.

      -- A Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.

CHANGING THE OWNER

      -- You may change the Owner by providing a Written Notice to us at any time while the Insured is alive.

      -- The change is effective as of the date you complete and sign the Written Notice, regardless of whether the Insured is living when we receive the request.

      -- We are not liable for any payment or other actions we take before we receive your Written Notice.

      -- Changing the Owner does not automatically change the Beneficiary or the Insured.

      -- Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

ASSIGNING THE POLICY

      -- You may assign Policy rights while the Insured is alive by submitting Written Notice to us at our Service Center.

      -- Your interests and the interests of any Beneficiary or other person will be subject to any assignment.

      --  You retain any ownership rights that are not assigned.

      --  Assignments are subject to any Policy loan.

      --  We are not:

        -- bound by any assignment unless we receive a Written Notice of the assignment;

        -- responsible for the validity of any assignment or determining the extent of an assignee's interest; or

        -- liable for any payment we make before we receive Written Notice of the assignment.

      -- Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

                         CHANGING DEATH BENEFIT OPTIONS

The following rules apply to any change in death benefit options:

     -- You must submit a Written Request for any change in death benefit options.

     -- We may require you to return your Policy to make a change.

     -- The effective date of the change in death benefit option will be the Policy Processing Day on or following the date when we approve your request for a change.

If you change from Option A to Option B:

     -- We will first decrease the Face Amount (beginning with the most recent increase, then the next most recent increases in succession, and then the Initial Face Amount) and then any applicable Rider coverage amounts by the Policy Account Value on the effective date of the change.

     -- The death benefit will NOT change on the effective date of the change.

     -- The net amount at risk will generally remain level. This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).

     -- If the Face Amount or applicable Rider coverage amount would be reduced to less than the minimum Initial Face Amount or minimum amount in which the Policy or applicable Rider could be issued, then we will not allow the change in death benefit option.

If you change from Option B to Option A:

     -- The Face Amount will be increased by the Policy Account Value on the effective date of the change.

     -- The death benefit will NOT change on the effective date of the change.

     -- Unless the death benefit is based on the applicable percentage of Policy
        Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

                                PREMIUM CLASSES

We currently place each Insured into one of three standard Premium
Classes -- preferred, nonsmoker, and smoker -- or into a Premium Class with extra ratings. In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.

     -- The preferred Premium Class is only available if the Face Amount equals or exceeds $100,000. Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

     -- Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class. The nonsmoker designation is not available for Insureds under Attained Age 21, but shortly before an Insured attains age 21, we may notify the Insured about possible classification as a nonsmoker. If the Insured does not qualify as a nonsmoker or does not respond to the notification, cost of insurance rates will remain as shown in the Policy. However, if the Insured does respond to the notification, and qualifies as a nonsmoker, the cost of insurance rates will be changed to reflect the nonsmoker classification.

     -- Premium classes with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates. We may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness. We also may place an Insured into a Premium Class with permanent extra ratings.

                                 LOAN INTEREST

CHARGED LOAN INTEREST. Interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary. Unpaid interest is allocated based on your written instructions. If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.

EARNED LOAN INTEREST. We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made. A transfer to or from the Loan Account will be made to reflect any recalculation of collateral. At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

                             EFFECT OF POLICY LOANS

A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit. The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness. Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account. This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account. Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding. Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account. The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.

                   ALLOCATIONS AFTER INCREASE IN FACE AMOUNT

If you increase your Face Amount, we use a special method to allocate a portion of your existing Policy Account Value to the increase. We also use this method to allocate premium payments, made on or after the effective date of the increase, between the Initial Face Amount and the increase.

This special method involves allocating according to a ratio between:

     1.  the GUIDELINE ANNUAL PREMIUM for the Initial Face Amount; and

     2. the GUIDELINE ANNUAL PREMIUM for the total Face Amount on the effective date of the increase (before any deductions are made).

         -- The GUIDELINE ANNUAL PREMIUM is defined in regulations under the Investment Company Act of 1940, as amended. It is used in connection with the calculation of surrender charges. It is approximately equal to the amount of premium that would be required on an annual basis to keep the Policy in force if the Policy had a mandatory fixed premium schedule assuming (among other things) a 5% net investment return.

If there is more than one increase in Face Amount, guideline annual Premiums for each increase in Face Amount are used to allocate Policy Account Values and subsequent premium payments among the various increases.

                           DELAYS IN PAYMENTS WE MAKE

We usually pay the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within 7 days after we receive all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death. However, we can postpone these payments if:

     -- the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); OR

     -- the SEC permits, by an order, the postponement of any payment for the protection of Owners; OR

     -- the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request. We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until the check or draft has been honored.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.


                             DOLLAR COST AVERAGING

If you elect the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected. You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

DOLLAR COST AVERAGING PERIOD                           MINIMUM AMOUNT
----------------------------                           --------------
         6 months                                         $ 3,000
        12 months                                         $ 6,000
        18 months                                         $ 9,000
        24 months                                         $12,000
        30 months                                         $15,000
        36 months                                         $18,000

If you have elected dollar cost averaging, the program will start on the first Policy Processing Day after the later of:

     1.  The Policy Date;

     2. The end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or

     3. When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

DOLLAR COST AVERAGING WILL END IF:     -- we receive your Written Request to cancel your
                                       participation;
                                       -- the value in the chosen Subaccount is insufficient to
                                       make the transfer;
                                       -- the specified number of transfers has been completed; or
                                       -- the Policy enters the Grace Period.

You will receive Written Notice confirming each transfer and when the program has ended. You are responsible for reviewing the confirmation to verify that the transfers are being made as requested. There is no additional charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer fee. We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you. You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a Policy loan is outstanding.

                          AUTOMATIC ASSET REBALANCING

If you elect the automatic asset rebalancing program offered under the Policy, we will automatically reallocate your Policy Account Value in the Subaccounts you are invested in at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.

TO PARTICIPATE IN THE AUTOMATIC ASSET  -- you must elect this feature in the Application or after
REBALANCING PROGRAM:                   issue by submitting an automatic asset rebalancing request form to our Service Center; and
                                       -- you must have a minimum Policy Account Value of $1,000.

There is no additional charge for the automatic asset rebalancing program. Any reallocation which occurs under the automatic asset rebalancing program will NOT be counted towards the 12 "free" transfers allowed during each Policy Year. You can end this program at any time.

AUTOMATIC ASSET REBALANCING WILL END   -- the total value in the Subaccounts is less than $1,000;
IF:                                    -- you make a transfer;
                                       -- you make a change to the current premium allocation
                                       instructions; or
                                       -- we receive your Written Request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time. You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

                 CHARGE DISCOUNTS FOR SALES TO CERTAIN POLICIES

The Policy is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs. We also may reduce or waive charges on Policies sold to officers, directors, and employees of NLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

      --  the number of Insureds;

      --  the size of the group of purchasers;

      --  the total premium expected to be paid;

      --  total assets under management for the Owner;

      --  the nature of the relationship among individual Insureds;

      --  the purpose for which the Policies are being purchased;

      --  the expected persistency of individual Policies; and

      -- any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Policy Owners.

                           PAYMENT OF POLICY BENEFITS

BENEFIT PAYABLE ON FINAL POLICY DATE. If the Insured is living on the Final Policy Date (at Insured's Attained Age 100), we will pay you the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions. Insurance coverage under the Policy will then end. Payment will generally be made within 7 days of the Final Policy Date, although we may postpone this payment under certain conditions. You may elect to continue the Policy beyond Insured's Attained Age 100 under the Final Policy Date Extension Rider.

INSURANCE PROCEEDS. Insurance proceeds will ordinarily be paid to the Beneficiary within 7 days after we receive proof of the Insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents. Generally, we determine the amount of a payment from the Separate Account as of the date of death. We pay Insurance Proceeds in a single sum unless you have selected an alternative settlement option. If Insurance Proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the Insurance Proceeds from the date of death until payment is made. We may postpone payment of Insurance Proceeds under certain conditions.


SETTLEMENT OPTIONS. In lieu of a single sum payment on death, Surrender, or maturity, you may elect one of the following settlement options. Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied. As part of our general account assets, settlement options proceeds may be subject to claims of creditors. Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the settlement options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under settlement options.


     -- Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1 month intervals.

     -- Installments of a Specified Amount Option. Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

     -- Installments for a Specified Period Option. Proceeds are payable in a number of equal monthly installments. Alternatively, the installments may be paid at 12, 6, or 3 month intervals. Payments may be increased by additional interest which would increase the installments certain.

     -- Life Income Option. Proceeds are payable in equal monthly installments during the payee's life. Payments will be made either with or without a guaranteed minimum number. If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

     -- Joint and Survivor Life Income Option. Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor. The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options. We may declare additional rates of interest in our sole discretion. We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

                               POLICY TERMINATION

Your Policy will terminate on the earliest of:

     -- the Final Policy Date;

     -- the end of the Grace Period without a sufficient payment;

     -- the date the Insured dies; or

     -- the date you Surrender the Policy.

SUPPLEMENTAL BENEFITS AND RIDERS
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                         LONG-TERM CARE BENEFIT RIDERS

We offer the following three long-term care benefit Riders:

     -- Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider")

     -- Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider")

     -- Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider")

If you elect to add the LTC Acceleration Rider to your Policy, you must also add the LTC Waiver Rider, while you may also add the LTC Extended Rider. You cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

The Riders have conditions that may affect other rights and benefits that you have under the Policy. For example, we restrict your ability to allocate Premiums and Policy Account Value to the Separate Account while benefits are being paid. In addition, each Rider imposes a separate monthly charge that will be deducted from your Policy Account Value as part of the Monthly Deduction.

If you reside in a state that has approved the Long-Term Care Benefit Riders, you may generally elect to add them to your Policy at any time, subject to our receiving satisfactory additional Evidence of Insurability and increasing the Face Amount. The Long-Term Care Benefit Riders may not be available in all states and the terms under which they are available may vary from state-to-state.

These Riders may not cover all of the long-term care expenses incurred by the Insured during the period of coverage. Each Rider contains specific details that you should review before adding the Rider to your Policy. You should consult a tax adviser before adding the LTC Acceleration Rider or the LTC Extended Rider to your Policy.

     1.  LONG-TERM CARE ACCELERATION BENEFIT RIDER

OPERATION OF THE LONG-TERM CARE ACCELERATION BENEFIT RIDER. The LTC Acceleration Rider provides for periodic payments to you of a portion of the death benefit if the Insured becomes "chronically ill" so that the Insured:

     (1) Is unable to perform at least 2 activities of daily living without substantial human assistance for a period of at least 90 days due to a loss of functional capacity, or

     (2) Requires substantial supervision to protect the Insured from threats to health and safety due to his or her own severe cognitive impairment.

Benefits under this Rider will not begin until we receive proof that the Insured is chronically ill and 90 calendar days have elapsed since receiving "qualified long-term care service" as defined in the Rider, while the Policy was in force (the "elimination period"). You must continue to submit periodic evidence of the Insured's continued eligibility for Rider benefits.

We determine a maximum amount of death benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit," is the acceleration death benefit, as defined in the Rider, divided by the minimum months of acceleration benefits stated in the policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. Expenses incurred during the elimination period, however, are excluded from any determination of a benefit.

Each benefit payment reduces the remaining death benefit under your Policy, and causes a proportionate reduction in your Face Amount, Policy Account Value, and surrender charge. If you have a Policy loan, we will use a portion of each benefit to repay Indebtedness. We will recalculate the Maximum Monthly Benefit if you make a partial withdrawal of Policy Account Value, and for other events described in the Rider.

RESTRICTIONS ON OTHER RIGHTS AND BENEFITS. Before we begin paying any benefits, we will transfer all Policy Account Value from the Separate Account to the Guaranteed Account. In addition, you will not be permitted to transfer Policy Account Value or allocate any additional Premiums to the Separate Account while Rider benefits are being paid. Your participation in any of the automatic investment plans (such as dollar cost averaging) will also be suspended during this period. If the death benefit on your Policy is Option B, we will change it to Option A.

If the Insured no longer qualifies for Rider benefits, is not chronically ill, and your Policy remains in force, you will be permitted to allocate new Premiums or transfer existing Policy Account Value to the Separate Account, and to change your death benefit option. We will waive restrictions on transfers from the Guaranteed Account to the Separate Account in connection with such transfers.

CHARGES FOR THE RIDER. The LTC Acceleration Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the Attained Age and sex of the Insured, and increases annually as the Insured ages. We may increase the rates for this charge on a class basis. Once we begin to pay benefits, the LTC Acceleration Rider waives this charge until the Insured no longer qualifies for Rider benefits and is not chronically ill.

TERMINATION OF THE RIDER. The Rider will terminate when the acceleration death benefit is zero, the Policy terminates, or you request to terminate the Rider.

     2.  LONG-TERM CARE WAIVER BENEFIT RIDER

OPERATION OF THE LONG-TERM CARE WAIVER BENEFIT RIDER. After the elimination period noted above, the LTC Waiver Rider provides for the payment of monthly Premiums (equal on an annual basis to the minimum annual premium specified on the policy schedule) up to the date specified in the policy schedule, and the waiver of Monthly Deductions after that date. This Rider also provides a residual death benefit. The LTC Waiver Rider is nonseverable from the LTC Acceleration Rider.

CHARGES FOR THE RIDER. The LTC Waiver Rider imposes a monthly charge on the net amount at risk under the Policy. This charge is at a rate that varies based on the Attained Age and sex of the Insured, and increases annually as the Insured ages. We may increase the rates for this charge on a class basis.

TERMINATION OF THE RIDER. The LTC Waiver Rider will terminate when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or on the Policy Anniversary when the Insured's Attained Age is 100.

     3.  LONG-TERM CARE EXTENDED INSURANCE BENEFIT RIDER

OPERATION OF THE LONG-TERM CARE EXTENDED INSURANCE BENEFIT RIDER. Following the full payment of the acceleration death benefit provided under the LTC Acceleration Rider, the LTC Extended Rider provides for periodic reimbursements of expenses incurred for qualified long-term care services, as defined in the Rider. There is no new elimination period under this Rider if benefits are continuous. You must continue to submit periodic evidence of the Insured's eligibility for Rider benefits.

We determine a maximum amount of benefit that we will pay for each month of qualification. This amount, called the "Maximum Monthly Benefit" is the Rider coverage amount divided by the minimum months of acceleration benefits shown on your policy schedule. The actual amount of any benefit is based on the expense incurred by the Insured, up to the Maximum Monthly Benefit, for qualified long-term care service in a calendar month. Certain types of expenses may be limited to a stated percentage of the Maximum Monthly Benefit. The LTC Extended Rider also offers an optional nonforfeiture benefit and an optional inflation benefit.

CHARGES FOR THE RIDER. The LTC Extended Rider imposes a monthly charge on the coverage amount of the Rider. This charge is level for the duration of the Rider and based on the Issue Age of the Insured when the Rider is issued. If you increase the Rider coverage amount, a new charge based on the Issue Age of the Insured at that time will apply to the increase. We may increase the rates for this charge on a class basis. Once we begin to pay benefits under the LTC Acceleration Rider, we waive this charge until the Insured no longer qualifies for benefits under the LTC Acceleration Rider or the LTC Extended Rider and is not chronically ill.

TERMINATION OF THE RIDER. The LTC Extended Rider will terminate when benefits under the Rider have been fully paid, when the Policy terminates (other than as a result of the complete payment of the death benefit through acceleration payments under the LTC Acceleration Rider), the LTC Acceleration Rider terminates (other than as a result of the complete payment of the death benefit through acceleration payments), or you request to terminate the Rider.

                        ACCELERATED DEATH BENEFIT RIDER

If your state of residence has approved the Accelerated Death Benefit Rider (the "ADB Rider") and we have received satisfactory additional Evidence of Insurability, you generally may choose to add it to your Policy at any time. The terms of the ADB Rider may vary from state-to-state.

Generally, the ADB Rider allows you to receive an accelerated payment of part of the Policy's death benefit generally when the Insured develops a non-correctable medical condition which is expected to result in his or her death within 12 months. In certain states only, accelerated payments also may be permitted if the Insured has been confined to a nursing care facility (as defined in the ADB Rider) for at least 180 consecutive days and is expected to remain in such a facility for the remainder of his or her life. There are no restrictions on the use of the benefit.

There is no additional charge for this Rider. However, an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit amount.

TAX CONSEQUENCES OF THE ADB RIDER. The federal income tax consequences associated with adding the ADB Rider or receiving the accelerated death benefit are uncertain. You should consult a tax adviser before adding the ADB Rider to your Policy or requesting an accelerated death benefit.

AMOUNT OF THE ACCELERATED DEATH BENEFIT. The ADB Rider provides for a minimum accelerated death benefit payment of $10,000 and a maximum benefit payment equal to 75% of the eligible death benefit (as defined below) less 25% of any Indebtedness. The ADB Rider also restricts the total of the accelerated death benefits paid from all life insurance policies issued to you by us and our affiliates to $250,000. We may increase this $250,000 maximum to reflect inflation.

ELIGIBLE DEATH BENEFIT MEANS:         the Insurance Proceeds payable under the Policy if the
                                      Insured died at the time we approve a claim for an
                                      accelerated death benefit, MINUS
                                      1.  Any premium refund payable at death if the Insured died at that time; and
                                      2.  Any insurance payable under the terms of any other
                                          Rider.

You may submit Written Notice to request the accelerated death benefit. You may only request the accelerated death benefit once, except additional accelerated death benefits may be requested to pay Premiums and Policy loan interest. You may elect to receive the accelerated death benefit as a lump sum or in 12 or 24 equal monthly installments. If installments are elected and the Insured dies before all of the payments have been made, the present value (at the time of the Insured's death) of the remaining payments and the remaining Insurance Proceeds at death under the Policy will be paid to the Beneficiary in a lump sum.

CONDITIONS FOR RECEIPT OF THE ACCELERATED DEATH BENEFIT. To receive an accelerated death benefit payment, the Policy must be in force and you must submit Written Notice, "due proof of eligibility," and a completed claim form to us. Due proof of eligibility means a written certification (described more fully in the ADB Rider) in a form acceptable to us from a treating physician (as defined in the ADB Rider) stating that the Insured has a terminal illness or, in certain states only, is expected to be permanently confined to a nursing care facility.

We may request additional medical information from the Insured's physician and/or may require an independent physical examination (at our expense) before approving the claim for payment of the accelerated death benefit. We will not approve a claim for an accelerated death benefit payment if:

     1.  The Policy is assigned in whole or in part;

     2. If the terminal illness (or, in certain states only, the permanent confinement to a nursing care facility) is the result of intentionally self-inflicted injury; or

     3. If you are required to elect the payment in order to meet the claims of creditors or to obtain a government benefit.

OPERATION OF THE ADB RIDER. The accelerated death benefit is made in the form of a Policy loan up to the amount of the maximum loan available under the Policy at the time the claim is approved, resulting in a Policy loan being made in the amount of the requested benefit. This Policy loan operates as would any loan under the Policy.

To the extent that the amount of the requested accelerated death benefit exceeds the maximum available loan amount, the benefit will be advanced to you and a lien will be placed on the death benefit payable under the Policy (the "death benefit lien") in the amount of this excess. Interest will accrue daily, at a rate determined as described in the ADB Rider, on the amount of this lien, and upon the death of the Insured the amount of the lien and accrued interest thereon will be subtracted from the amount of Insurance Proceeds payable at death.

EFFECT ON EXISTING POLICY. The Insurance Proceeds otherwise payable at the time of an Insured's death will be reduced by the amount of any death benefit lien and accrued interest thereon. In addition, if you make a request for a Surrender, a Policy loan, or a partial withdrawal, the Net Cash Surrender Value and Loan Account value will be reduced by the amount of any outstanding death benefit lien plus accrued interest. Therefore, depending upon the size of the death benefit lien, this may result in the Net Cash Surrender Value and the Loan Account value being reduced to zero.

Premiums and Policy loan interest must be paid when due. However, if requested with the accelerated death benefit claim, future periodic planned Premiums and Policy loan interest may be paid automatically through additional accelerated death benefits.

In addition to a Lapse under the applicable provisions of the Policy, the Policy will also terminate on any Policy Anniversary when the death benefit lien exceeds the Insurance Proceeds at death.

TERMINATION OF THE ADB RIDER.  The ADB Rider will terminate on the earliest of:
(1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary when the Insurance Proceeds payable at death on such Policy Anniversary is less than or equal to zero.

                       ADDITIONAL INSURANCE BENEFIT RIDER

The Additional Insurance Benefit Rider ("AIB Rider") provides an additional death benefit payable on the death of the Insured without increasing the Policy's Face Amount. The AIB Rider may not be available in all states.

The additional death benefit under the AIB Rider is:

     a. the Face Amount plus the Rider coverage amount less the Policy's death benefit (if Death Benefit Option A is in effect); or

     b. the Face Amount plus the Rider coverage amount plus the Policy Account Value less the death benefit (if Death Benefit Option B is in effect).

Please note the following about the AIB Rider:

     -- The AIB Rider may be canceled separately from the Policy (i.e., it can be canceled without causing the Policy to be canceled or to Lapse). The AIB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the Insured's Attained Age 100 (80 in New York).


     -- The AIB Rider has a cost of insurance charge that is deducted from the Policy Account Value as part of the Monthly Deduction. This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk.


     -- If you change from Death Benefit Option A to Death Benefit Option B, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.

     -- If Death Benefit Option A is in effect and you make a partial withdrawal, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).

     -- The AIB Rider has no cash or loan value.

     -- The AIB Rider has no surrender charge, additional surrender charge, or premium expense charge.

        -- Since there is no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge). But, continuing coverage on such an increment of Policy Face Amount may have a cost of insurance charge that is higher than the same increment of coverage amount under the Rider. You should consult your agent before buying an AIB Rider, and before deciding whether to decrease Policy Face Amount or AIB Rider coverage amount.

     -- After the first Policy Year and subject to certain conditions, you may increase or decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be increased or decreased without affecting the Rider coverage amount).

     -- To comply with the maximum premium limitations under the Internal
        Revenue Code of 1986, as amended (the "Code"), insurance coverage provided by an AIB Rider is treated as part of the Policy's Face Amount (for discussion of the tax status of the Policy, see "Federal Tax Considerations" in the prospectus).

                                  OTHER RIDERS

In addition to the Long-Term Care Benefit Riders, Accelerated Death Benefit Rider, and Additional Insurance Benefit Rider, the following Riders are also available under the Policy. These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.

     -- CHANGE OF INSURED: This Rider permits you to change the Insured, subject to certain conditions and Evidence of Insurability. The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change. As the change of an Insured is generally a taxable event, you should consult a tax adviser before making such a change.

     -- CHILDREN'S TERM INSURANCE: This Rider provides level term insurance on each of the Insured's dependent children, until the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the child's 25th birthday; or (4) the Policy Anniversary nearest the Insured's 65th birthday. Upon expiration of the term insurance on the life of a child and subject to certain conditions, it may be converted without Evidence of Insurability to a whole life policy providing a level Face Amount of insurance and a level premium. The Face Amount of the new policy may be up to 5 times the amount of the term insurance in force on the expiration date. The Rider is issued to provide between $5,000 and $15,000 of term insurance on each insured child. Each insured child under this Rider will have the same amount of insurance. This Rider must be selected at the time of application for the Policy or upon an increase in Face Amount.

     -- CONVERTIBLE TERM LIFE INSURANCE: This Rider provides term insurance on an additional insured ("other insured"). This Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the other insured's Attained Age 100 (80 in New York). If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date.

     -- DISABILITY WAIVER BENEFIT: This Rider provides that in the event of the Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each Policy Processing Day during the first 5 Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium). We will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first 5 Policy Years. This Rider terminates on the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest the Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).

     -- DISABILITY WAIVER OF PREMIUM BENEFIT: This Rider provides that, in the event of the Insured's total disability before Attained Age 60 and continuing for at least 180 days, we will apply a premium payment to the Policy on each Policy Processing Day prior to Insured's Attained Age 65 and while the Insured remains totally disabled. At the time of application, a monthly benefit amount is selected by you. This amount is generally intended to reflect the amount of the Premiums expected to be paid monthly. The monthly benefit amount cannot exceed the lesser of:
        (1) the planned premium; (2) 1/12th of the guideline annual premium (defined above); and (3) $2,500. In the event of the Insured's total disability, the amount of the premium payment applied on each Policy Processing Day will be the lesser of: (a) the monthly benefit amount; or
        (b) the monthly average of the premium payments less partial withdrawals for the Policy since its Policy Date. You cannot elect this Rider and another disability waiver benefit Rider with the same Policy.

     -- FINAL POLICY DATE EXTENSION:  This Rider extends the Final Policy Date
        20 years past the original Final Policy Date. This benefit may be added only on or after the anniversary nearest the Insured's 90th birthday. There is no additional charge for this benefit. The death benefit after the original Final Policy Date will be the Policy Account Value. All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date. Adding this benefit and/or continuing the Policy beyond the Insured's Attained Age 100 may have tax consequences and you should consult a tax adviser before doing so.

ILLUSTRATIONS
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We may provide illustrations for death benefit, Policy Account Value, and Net
Cash Surrender Value based on hypothetical rates of return that are not guaranteed. The illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your rates of return and insurance charges may be higher or lower than these illustrations. The actual return on your Policy Account Value will depend on factors such as the amounts you allocate to particular Portfolios, the amounts deducted for the Policy's monthly charges, the Portfolios' expense ratios, and your Policy loan and partial withdrawal history.

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon the proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested. We reserve the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

PERFORMANCE DATA
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                           HYPOTHETICAL ILLUSTRATIONS

In order to demonstrate how the actual investment performance of the Portfolios could have affected the death benefit, Policy Account Value, and Net Cash Surrender Value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each Portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values we illustrate for death benefit, Policy Account Value, and Net Cash Surrender Value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate Account and the Portfolios.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying Portfolio in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

You also should refer to your personalized illustrations which illustrate variations of the death benefit, Policy values, and accumulated payments under your Policy.

MONEY MARKET SUBACCOUNT YIELDS

The current yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the underlying Portfolio or on its portfolio securities.


This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one accumulation unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) "common" charges and deductions (as explained below) imposed under the Policy which are attributable to the hypothetical account.


The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Portfolio, the types and quality of portfolio securities held by the underlying Portfolio, and the underlying Portfolio's operating expenses. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market Portfolio) may also become extremely low and possibly negative. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.



The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2002 were 0.55% and 0.55%, respectively.

TOTAL RETURNS

The total return of a Subaccount refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. For periods prior to the date a Subaccount commenced operations, performance information for Policies funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Policy charges. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.

Until a Subaccount has been in operation for 10 years, we will include quotes of average annual total return for the period measured from the Subaccount's inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any Policies were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Policy charges currently in effect.


Average annual total returns reflect total underlying Portfolio expenses and certain Policy fees and charges assumed to apply to all Policy Owners, including the insurance charge ("Common Charges"). However, charges such as the initial administrative charge, monthly administrative charge, percent of premium charges, surrender charges, and cost of insurance charges, which are based on certain factors, such as sex, Issue Age or actual age, Premium Class, Policy Year, Face Amount, or net amount at risk, and which therefore vary with each Policy, are not reflected in average annual total returns, nor are the premium tax charge or any charges assessed on withdrawal, transfer, or increase in Face Amount ("Non-Common Charges"). IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER.



Because of the charges and deductions imposed under a Policy, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. The Funds have provided all performance information for the Portfolios, including the Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Gartmore Variable Insurance Trust is affiliated with us; none of the other Funds is affiliated with us. While we have no reason to doubt the accuracy of the figures provided by the Funds, we do not represent that they are true and complete, and disclaim all responsibility for these figures.



PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS. The following table shows average annual total return performance information based on the periods that the Subaccounts have been in existence, adjusted to reflect only Common Charges. Non-Common Charges are not reflected in the rates of return shown below. IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. The results for any period prior to the Policy being offered are calculated as if the Policy had been offered during that period of time. These rates of return are not estimates, projections, or guarantees of future performance. Because the following subaccounts were not in existence as of December 31, 2002, performance information is not provided in the following table for these subaccounts:
American Century VP Income & Growth Fund, Dreyfus Small Cap Stock Index Portfolio, Federated Quality Bond Fund II, Fidelity Equity-Income Portfolio, Fidelity Growth Portfolio, Fidelity Investment Grade Bond Portfolio,

Fidelity Overseas Portfolio, Gartmore GVIT Government Bond Fund, Gartmore GVIT Investors Destinations Aggressive Fund, Gartmore GVIT Investors Destinations Conservative Fund, Gartmore GVIT Investors Destinations Moderate Fund, Gartmore GVIT Investors Destinations Moderately Aggressive Fund, Gartmore GVIT Investors Destinations Moderately Conservative Fund, Vanguard VIF Equity Income Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF Mid-Cap Index Portfolio, and Vanguard VIF Total Bond Market Index Portfolio.



In addition, effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust (as described in more detail in the prospectus). In the following table, performance of the Gartmore Variable Insurance Trust subaccounts affected by the merger for periods prior to the close of business on April 25, 2003 reflects investment in the Market Street Fund Portfolios. (With regard to the GVIT Equity 500 Index Fund subaccount, because shares of the Market Street Fund Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance Products Fund Index 500 Portfolio on February 7, 2000, subaccount performance for periods prior to this substitution reflects investment in the Fidelity Variable Insurance Products Funds Index 500 Portfolio.)



---------------------------------------------------------------------------------------------------
                                           FOR THE    FOR THE    FOR THE
                                            1-YEAR     5-YEAR    10-YEAR     FROM THE
                                            PERIOD     PERIOD     PERIOD     DATE OF     SUBACCOUNT
                                            ENDED      ENDED      ENDED     SUBACCOUNT   INCEPTION
SUBACCOUNT                                 12/31/02   12/31/02   12/31/02   INCEPTION       DATE
---------------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE PORTFOLIOS,
  INC. (CLASS I)
---------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund                             N/A        N/A       N/A      -19.23%        5/1/02
---------------------------------------------------------------------------------------------------
 DREYFUS VARIABLE INVESTMENT FUND
  (INITIAL SHARES)
---------------------------------------------------------------------------------------------------
  Appreciation Portfolio                       N/A        N/A       N/A      -14.95%        5/1/02
---------------------------------------------------------------------------------------------------
 GARTMORE VARIABLE INSURANCE TRUST (CLASS
  IV)
---------------------------------------------------------------------------------------------------
  Gartmore GVIT Money Market Fund            0.60%      3.48%     3.60%        4.47%      12/12/85
---------------------------------------------------------------------------------------------------
  GVIT Equity 500 Index Fund               -22.90%     -1.61%     8.21%        8.54%      08/27/92
---------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES (SERVICE SHARES)
---------------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio               N/A        N/A       N/A      -12.21%        5/1/02
---------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
  (INITIAL CLASS)
---------------------------------------------------------------------------------------------------
  Capital Appreciation/VA                      N/A        N/A       N/A      -20.08%        5/1/02
---------------------------------------------------------------------------------------------------
  Global Securities Fund/VA                    N/A        N/A       N/A      -22.21%        5/1/02
---------------------------------------------------------------------------------------------------



From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges currently in effect.



The following tables show average annual total return performance information based on the periods that the underlying Portfolios have been in existence, adjusted to reflect only Common Charges. Non-Common Charges are not reflected in the rates of return shown below. IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER. The results for any period prior to the Policy being offered are calculated as if the Policy had been offered during that period of time. These rates of return are not estimates, projections, or guarantees of future performance.

-----------------------------------------------------------------------------------------------
                                                     FOR THE    FOR THE    FOR THE
                                                      1-YEAR     5-YEAR    10-YEAR
                                                      PERIOD     PERIOD     PERIOD    PORTFOLIO
                                                      ENDED      ENDED      ENDED     INCEPTION
PORTFOLIO                                            12/31/02   12/31/02   12/31/02     DATE
-----------------------------------------------------------------------------------------------
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CLASS
  I)
-----------------------------------------------------------------------------------------------
  VP Income & Growth Fund                            -19.97%     -0.97%        N/A    10/30/97
-----------------------------------------------------------------------------------------------
  VP Ultra(R) Fund                                   -23.29%        N/A        N/A      5/1/01
-----------------------------------------------------------------------------------------------
 DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
-----------------------------------------------------------------------------------------------
  Small Cap Stock Index Portfolio*                       N/A        N/A        N/A      5/1/02
-----------------------------------------------------------------------------------------------
 DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
-----------------------------------------------------------------------------------------------
  Appreciation Portfolio                             -17.34%      0.96%        N/A      4/5/93
-----------------------------------------------------------------------------------------------
 FEDERATED INSURANCE SERIES (PRIMARY SHARES)
-----------------------------------------------------------------------------------------------
  Quality Bond Fund II                                 8.49%        N/A        N/A     4/22/99
-----------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE
  SHARES)
-----------------------------------------------------------------------------------------------
  Equity-Income Portfolio                            -17.62%     -0.53%      8.91%    10/31/86
-----------------------------------------------------------------------------------------------
  Growth Portfolio                                   -30.72%     -1.20%      7.57%    10/31/86
-----------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio                      9.38%      6.59%      6.46%    12/31/88
-----------------------------------------------------------------------------------------------
  Overseas Portfolio                                 -20.94%     -4.76%      3.85%     1/30/87
-----------------------------------------------------------------------------------------------
 GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------
  Gartmore GVIT Government Bond Fund (Class I)        10.15%      6.53%      6.56%    11/30/82
-----------------------------------------------------------------------------------------------
  Gartmore GVIT Investor Destinations Aggressive
  Fund                                               -19.11%        N/A        N/A    12/12/01
-----------------------------------------------------------------------------------------------
  Gartmore GVIT Investor Destinations Conservative
  Fund                                                -0.35%        N/A        N/A    12/12/01
-----------------------------------------------------------------------------------------------
  Gartmore GVIT Investor Destinations Moderate Fund  -10.27%        N/A        N/A    12/12/01
-----------------------------------------------------------------------------------------------
  Gartmore GVIT Investor Destinations Moderately
  Aggressive Fund                                    -15.23%        N/A        N/A    12/12/01
-----------------------------------------------------------------------------------------------
  Gartmore GVIT Investor Destinations Moderately
  Conservative Fund                                   -4.87%        N/A        N/A    12/12/01
-----------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES (SERVICE SHARES)
-----------------------------------------------------------------------------------------------
  Capital Appreciation Portfolio                     -16.56%      6.16%        N/A      5/1/97
-----------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS (INITIAL CLASS)
-----------------------------------------------------------------------------------------------
  Capital Appreciation/VA                            -27.41%      1.54%      9.33%      4/3/85
-----------------------------------------------------------------------------------------------
  Global Securities Fund/VA                          -22.72%      4.63%     11.08%    11/12/90
-----------------------------------------------------------------------------------------------
 VANGUARD VARIABLE INSURANCE FUND
-----------------------------------------------------------------------------------------------
  Equity Income Portfolio                            -14.58%      0.27%        N/A    06/07/93
-----------------------------------------------------------------------------------------------
  High Yield Bond Portfolio                            0.58%      0.96%        N/A    06/03/96
-----------------------------------------------------------------------------------------------
  Mid-Cap Index Portfolio                            -15.46%        N/A        N/A    02/09/99
-----------------------------------------------------------------------------------------------
  Total Bond Market Index Portfolio                    7.29%      6.05%      6.18%    04/29/91
-----------------------------------------------------------------------------------------------


---------------


* Because the Portfolio was not in existence for one year as of December 31, 2002, performance information is not provided for this Portfolio.


STANDARD & POOR'S
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Gartmore Variable

Insurance Trust. Neither the Policy nor the Equity 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").



S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the Equity 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLACA and Gartmore Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to NLACA, Gartmore Variable Insurance Trust, the Policy, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLACA, Gartmore Variable Insurance Trust, or the Owners of the Policy or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the Equity 500 Index Fund or the timing of the issuance or sale of the Policy or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Policy or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the Equity 500 Index Fund.



S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLACA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE POLICY AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                      IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

                        POTENTIAL CONFLICTS OF INTEREST

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously. Although neither we nor the Portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.

           POLICIES ISSUED IN CONJUNCTION WITH EMPLOYEE BENEFIT PLANS

Policies may be acquired in conjunction with employee benefit plans ("EBS Policies"), including the funding of qualified pension plans meeting the requirements of Section 401 of the Code. For EBS Policies, the maximum mortality rates used to determine the monthly cost of insurance charge are based on the Commissioners' 1980 Standard Ordinary Mortality Tables NB and SB. Under these tables, mortality rates are the same for male and female Insureds of a particular Attained Age and Premium Class. Illustrations reflecting the Premiums and charges for EBS Policies will be provided upon request to purchasers of these Policies. There is no provision for misstatement of sex in the EBS Policies. Also, the rates used to determine the amount payable under a particular settlement option will be the same for male and female Insureds.

              LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana) and EBS Policies, are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy and in determining whether an EBS Policy is appropriate.

                         SAFEKEEPING OF ACCOUNT ASSETS


We hold the Separate Account's assets physically segregated and apart from the general account. We maintain records of all purchases and sale of Portfolio shares by each of the Subaccounts. A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

                               REPORTS TO OWNERS

At least once each year, we will send you a report showing the following information as of the end of the report period:

     -- the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value

     -- the current Net Cash Surrender Value

     -- the current death benefit

     -- the current amount of any Indebtedness

     -- any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions)

     -- any other information required by law

We currently send these reports quarterly. In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee. We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each Portfolio in which you are invested.

                                    RECORDS

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the federal securities laws.

                                    EXPERTS


Our financial statements as of and for the three month period ended December 31, 2002 and as of and for the nine month period ended September 30, 2002, and the financial statements of the Separate Account as of and for the year ended December 31, 2002 have been included in this SAI, which is part of the registration statement, in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.



Our financial statements as of December 31, 2001 and for each of the two years in the period ended December 31, 2001 and the financial statements of the Separate Account for the year ended December 31, 2001 have been included in this SAI in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103.


Actuarial matters included in the prospectus and/or SAI have been examined by Scott V. Carney, FSA, MAAA, Senior Vice President and Actuary of NLACA.

                    ADDITIONAL INFORMATION ABOUT THE COMPANY


We are a stock life insurance company and wholly-owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"), which was chartered by the Commonwealth of Pennsylvania in 1865. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. We are subject to regulation by the Insurance Department of the State of Delaware, as well as by the insurance departments of all other states and jurisdictions in which we do business. We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 49 states and the District of Columbia.


We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business. We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

Sponsored Demutualization. On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

Support Agreement. On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA). Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.

NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of NLICA. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Policies.


Service Agreement. The Policies are administered by NLICA pursuant to a Service Agreement between NLICA and NLACA. NLICA also maintains records of transactions relating to the Policies and provides other services.


               ADDITIONAL INFORMATION ABOUT THE SEPARATE ACCOUNT

On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Providentmutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account A.

                               OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


This SAI contains the statement of assets and liabilities of the Separate Account as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each year in the two-year period then ended.



Our balance sheet as of December 31, 2002, and the related statements of income, shareholder's equity and cash flows for the three month period then ended, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.



Our balance sheets as of September 30, 2002 and December 31, 2001 and the related statements of operations, changes in equity and cash flows, for the nine month period ended September 30, 2002 and the years ended December 31, 2001 and 2000, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         INDEX TO FINANCIAL STATEMENTS

Nationwide Provident VLI Separate Account A
     Independent Auditors' Report...........................   F-2
     Report of Independent Accountants......................   F-3
     Statement of Assets and Liabilities, December 31,
      2002..................................................   F-4
     Statements of Operations for the Year Ended December
      31, 2002..............................................   F-5
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2002 and 2001............................   F-9
     Notes to Financial Statements..........................  F-19
Nationwide Life and Annuity Company of America
     Independent Auditors' Report...........................  F-28
     Statement of Income for the Three Months Ended December
      31, 2002..............................................  F-29
     Balance Sheet as of December 31, 2002..................  F-30
     Statement of Shareholder's Equity for the Three Months
      Ended December 31, 2002...............................  F-31
     Statement of Cash Flows for the Three Months Ended
      December 31, 2002.....................................  F-32
     Notes to Financial Statements..........................  F-33
Providentmutual Life and Annuity Company of America
     Independent Auditors' Report...........................  F-54
     Report of Independent Accountants......................  F-55
     Balance Sheets as of September 30, 2002 and December
      31, 2001..............................................  F-56
     Statements of Operations for the Nine Months Ended
      September 30, 2002 and Years Ended December 31, 2001
      and 2000..............................................  F-57
     Statements of Changes in Equity for the Nine Months
      Ended September 30, 2002 and Years Ended December 31,
      2001 and 2000.........................................  F-58
     Statements of Cash Flows for the Nine Months Ended
      September 30, 2002 and Years Ended December 31, 2001
      and 2000..............................................  F-59
     Notes to Financial Statements..........................  F-60

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Independent Auditors' Report

--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life and Annuity Company of
America and Policyholders of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, Pennsylvania
March 31, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Nationwide Provident VLI Separate Account A:

In our opinion, the statement of changes in net assets and financial highlights for the year ended December 31, 2001 present fairly, in all material respects, the changes in net assets and financial highlights of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note
1)(collectively, "the Account")(formerly named Providentmutual Variable Life Separate Account) for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Account's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A
of Nationwide Life and Annuity Company of America
Statement of Assets and Liabilities, December 31, 2002
--------------------------------------------------------------------------------

                                                                  SHARES         COST        FAIR VALUE
--------------------------------------------------------------------------------------------------------
Market Street Fund:
  All Pro Broad Equity Portfolio............................       349,176     $5,655,253     $3,565,085
  Money Market Portfolio....................................     6,509,923     $6,509,923     $6,509,923
  Bond Portfolio............................................       189,065     $2,017,130     $2,162,906
  Balanced Portfolio........................................       100,043     $1,523,722     $1,243,538
  Mid Cap Growth Portfolio..................................       226,555     $4,303,092     $3,502,538
  International Portfolio...................................       304,841     $3,893,275     $3,002,687
  All Pro Large Cap Growth Portfolio........................       314,332     $3,212,968     $2,033,729
  All Pro Large Cap Value Portfolio.........................       333,522     $3,133,047     $2,748,217
  All Pro Small Cap Growth Portfolio........................       207,613     $2,747,761     $1,596,545
  All Pro Small Cap Value Portfolio.........................       351,600     $3,305,567     $2,686,224
  Equity 500 Index Portfolio................................     3,120,596    $28,648,461    $19,472,519
Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio...................................       710,227    $16,426,369    $12,897,722
  Growth Portfolio..........................................       676,686    $27,500,353    $15,861,522
  High Income Portfolio.....................................       351,678     $2,574,711     $2,085,453
  Overseas Portfolio........................................       546,878    $10,254,776     $6,004,717
Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio...................................       318,755     $5,043,870     $4,064,127
  Investment Grade Bond Portfolio...........................       287,731     $3,562,593     $3,941,918
  Contrafund Portfolio......................................       634,730    $14,678,294    $11,488,615
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio...........................       185,950     $2,441,340     $2,510,320
  Partners Portfolio........................................       149,917     $2,434,201     $1,709,052
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio..........................        77,852       $789,452       $892,183
  Van Eck Worldwide Hard Assets Portfolio...................        61,945       $685,360       $638,035
  Van Eck Worldwide Emerging Markets Portfolio..............       290,008     $2,850,961     $2,288,166
  Van Eck Worldwide Real Estate Portfolio...................        51,521       $557,926       $518,813
Alger American Fund:
  Alger American Small Capitalization Portfolio.............       344,233     $8,709,913     $4,203,090
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II.............................        92,016     $1,380,868       $941,319
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II................................        84,769     $1,526,950     $1,175,749
Dreyfus Variable Investment Fund:
  Appreciation Portfolio....................................         1,937        $57,876        $55,752
American Century Variable Portfolios, Inc.:
  VP International Portfolio................................        13,647        $75,722        $71,102
  VP Ultra Portfolio........................................         3,117        $27,920        $22,909
  VP Value Portfolio........................................         7,153        $45,739        $43,774
Janus Aspen Series:
  Capital Appreciation Portfolio............................         3,890        $69,858        $67,061
  International Growth Portfolio............................         2,031        $41,875        $34,899
  Global Technology Portfolio...............................        16,722        $43,372        $40,301
Oppenheimer Variable Account Funds:
  Capital Appreciation Fund VA..............................         3,253        $93,318        $86,600
  Global Securities Fund VA.................................         6,820       $131,391       $120,721
  Main Street Growth & Income Fund VA.......................        11,366       $180,705       $174,127
                                                                                            ------------
  Total Investments.........................................                                $120,461,958
  Accounts Receivable.......................................                                      48,195
                                                                                            ------------
  Total Assets..............................................                                $120,510,153
  Accounts Payable..........................................                                          --
                                                                                            ------------
  Net Assets................................................                                $120,510,153
                                                                                            ============
  Policyholders' Equity.....................................                                $119,395,216
  Attributable to Nationwide Life and Annuity Company of
    America.................................................                                   1,114,937
                                                                                            ------------
                                                                                            $120,510,153
                                                                                            ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                        ALL PRO BROAD     MONEY                               MID CAP
                                           EQUITY        MARKET       BOND      BALANCED      GROWTH      INTERNATIONAL
                            TOTAL         PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............  $  1,836,926    $    37,895     $85,824    $ 82,860    $  35,864            --     $  39,343
EXPENSES
Mortality and expense
 risks.................       879,595         26,973      44,712      12,586        8,254   $    26,118        23,425
                         ------------    -----------     -------    --------    ---------   -----------     ---------
Net investment income
 (loss)................       957,331         10,922      41,112      70,274       27,610       (26,118)       15,918
                         ------------    -----------     -------    --------    ---------   -----------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Capital gain
 distributions
 reinvested............       944,709        470,863          --          --           --        19,726            --
Net realized (loss)
 gain from redemption
 of investment
 shares................    (7,347,889)      (266,996)         --      (3,146)     (80,476)     (376,451)     (221,894)
                         ------------    -----------     -------    --------    ---------   -----------     ---------
Net realized gain
 (loss) on
 investments...........    (6,403,180)       203,867          --      (3,146)     (80,476)     (356,725)     (221,894)
                         ------------    -----------     -------    --------    ---------   -----------     ---------
Net unrealized
 (depreciation)
 appreciation of
 investments:
 Beginning of year.....   (26,068,355)      (768,266)         --      56,531     (185,464)     (135,958)     (667,696)
 End of year...........   (46,673,954)    (2,090,168)         --     145,776     (280,184)     (800,554)     (890,588)
                         ------------    -----------     -------    --------    ---------   -----------     ---------
Net unrealized
 (depreciation)
 appreciation of
 investments during the
 year..................   (20,605,599)    (1,321,902)         --      89,245      (94,720)     (664,596)     (222,892)
                         ------------    -----------     -------    --------    ---------   -----------     ---------
Net realized and
 unrealized (losses)
 gains on
 investments...........   (27,008,779)    (1,118,035)         --      86,099     (175,196)   (1,021,321)     (444,786)
                         ------------    -----------     -------    --------    ---------   -----------     ---------
Net (decrease) increase
 in net assets
 resulting from
 operations............  $(26,051,448)   $(1,107,113)    $41,112    $156,373    $(147,586)  $(1,047,439)    $(428,868)
                         ============    ===========     =======    ========    =========   ===========     =========

                         ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
                          CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                           PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............            --      $  62,807               --      $ 198,291     $   259,998
EXPENSES
Mortality and expense
 risks.................   $    14,617         17,586      $    12,349         18,826         147,197
                          -----------      ---------      -----------      ---------     -----------
Net investment income
 (loss)................       (14,617)        45,221          (12,349)       179,465         112,801
                          -----------      ---------      -----------      ---------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Capital gain
 distributions
 reinvested............            --             --               --         99,363              --
Net realized (loss)
 gain from redemption
 of investment
 shares................      (316,176)       (15,614)        (559,465)        82,588      (1,201,189)
                          -----------      ---------      -----------      ---------     -----------
Net realized gain
 (loss) on
 investments...........      (316,176)       (15,614)        (559,465)       181,951      (1,201,189)
                          -----------      ---------      -----------      ---------     -----------
Net unrealized
 (depreciation)
 appreciation of
 investments:
 Beginning of year.....      (794,500)        47,290         (894,978)       300,404      (4,629,554)
 End of year...........    (1,179,239)      (384,830)      (1,151,216)      (619,343)     (9,175,942)
                          -----------      ---------      -----------      ---------     -----------
Net unrealized
 (depreciation)
 appreciation of
 investments during the
 year..................      (384,739)      (432,120)        (256,238)      (919,747)     (4,546,388)
                          -----------      ---------      -----------      ---------     -----------
Net realized and
 unrealized (losses)
 gains on
 investments...........      (700,915)      (447,734)        (815,703)      (737,796)     (5,747,577)
                          -----------      ---------      -----------      ---------     -----------
Net (decrease) increase
 in net assets
 resulting from
 operations............   $  (715,532)     $(402,513)     $  (828,052)     $(558,331)    $(5,634,776)
                          ===========      =========      ===========      =========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                 FIDELITY                  FIDELITY     FIDELITY
                                                    FIDELITY        FIDELITY       HIGH       FIDELITY       ASSET     INVESTMENT
                                                  EQUITY-INCOME      GROWTH       INCOME      OVERSEAS      MANAGER    GRADE BOND
                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................   $   241,928    $     45,181   $ 202,191   $    52,140   $ 159,171    $116,131
EXPENSES
Mortality and expense risks.....................        98,281         124,886      13,580        46,246      29,540      22,283
                                                   -----------    ------------   ---------   -----------   ---------    --------
Net investment income (loss)....................       143,647         (79,705)    188,611         5,894     129,631      93,848
                                                   -----------    ------------   ---------   -----------   ---------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Capital gain distributions reinvested...........       329,290              --          --            --          --          --
Net realized (loss) gain from redemption of
  investment shares.............................      (466,433)       (681,168)   (512,925)     (521,380)   (167,613)     30,064
                                                   -----------    ------------   ---------   -----------   ---------    --------
Net realized (loss) gain on investments.........      (137,143)       (681,168)   (512,925)     (521,380)   (167,613)     30,064
                                                   -----------    ------------   ---------   -----------   ---------    --------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year.............................      (741,708)     (5,589,791)   (871,225)   (3,231,136)   (600,752)    193,445
  End of year...................................    (3,528,647)    (11,638,831)   (489,258)   (4,250,059)   (979,743)    379,325
                                                   -----------    ------------   ---------   -----------   ---------    --------
Net unrealized (depreciation) appreciation of
  investments during the year...................    (2,786,939)     (6,049,040)    381,967    (1,018,923)   (378,991)    185,880
                                                   -----------    ------------   ---------   -----------   ---------    --------
Net realized and unrealized (losses) gains on
  investments...................................    (2,924,082)     (6,730,208)   (130,958)   (1,540,303)   (546,604)    215,944
                                                   -----------    ------------   ---------   -----------   ---------    --------
Net (decrease) increase in net assets resulting
  from operations...............................   $(2,780,435)   $ (6,809,913)  $  57,653   $(1,534,409)  $(416,973)   $309,792
                                                   ===========    ============   =========   ===========   =========    ========

                                                                  NEUBERGER      NEUBERGER
                                                   FIDELITY     BERMAN LIMITED    BERMAN
                                                  CONTRAFUND    MATURITY BOND    PARTNERS
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------  ----------------------------------------
INVESTMENT INCOME
Dividends.......................................  $   101,754      $75,922       $  11,308
EXPENSES
Mortality and expense risks.....................       85,308       11,188          13,761
                                                  -----------      -------       ---------
Net investment income (loss)....................       16,446       64,734          (2,453)
                                                  -----------      -------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Capital gain distributions reinvested...........           --           --              --
Net realized (loss) gain from redemption of
  investment shares.............................     (183,366)       9,131        (228,429)
                                                  -----------      -------       ---------
Net realized (loss) gain on investments.........     (183,366)       9,131        (228,429)
                                                  -----------      -------       ---------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year.............................   (2,055,565)      59,783        (365,787)
  End of year...................................   (3,189,679)      68,980        (725,149)
                                                  -----------      -------       ---------
Net unrealized (depreciation) appreciation of
  investments during the year...................   (1,134,114)       9,197        (359,362)
                                                  -----------      -------       ---------
Net realized and unrealized (losses) gains on
  investments...................................   (1,317,480)      18,328        (587,791)
                                                  -----------      -------       ---------
Net (decrease) increase in net assets resulting
  from operations...............................  $(1,301,034)     $83,062       $(590,244)
                                                  ===========      =======       =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                VAN ECK
                                      VAN ECK      VAN ECK     WORLDWIDE     VAN ECK     ALGER AMERICAN       STRONG
                                     WORLDWIDE    WORLDWIDE    EMERGING     WORLDWIDE        SMALL           MID-CAP
                                       BOND      HARD ASSETS    MARKETS    REAL ESTATE   CAPITALIZATION   GROWTH FUND II
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................        --     $  5,436     $  4,369     $ 11,766               --              --
EXPENSES
Mortality and expense risks........  $  4,253        4,290       16,993        3,128      $    37,718       $   6,744
                                     --------     --------     ---------    --------      -----------       ---------
Net investment (loss) income.......    (4,253)       1,146      (12,624)       8,638          (37,718)         (6,744)
                                     --------     --------     ---------    --------      -----------       ---------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS
Capital gain distributions
  reinvested.......................        --           --           --           --               --              --
Net realized (loss) gain from
  redemption of investment
  shares...........................   (22,120)      22,069      (60,548)      16,722       (1,026,724)       (438,789)
                                     --------     --------     ---------    --------      -----------       ---------
Net realized (loss) gain on
  investments......................   (22,120)      22,069      (60,548)      16,722       (1,026,724)       (438,789)
                                     --------     --------     ---------    --------      -----------       ---------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year................   (58,740)      (7,171)    (512,195)      20,184       (4,107,799)       (419,161)
  End of year......................   102,731      (47,325)    (562,795)     (39,113)      (4,506,823)       (439,549)
                                     --------     --------     ---------    --------      -----------       ---------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................   161,471      (40,154)     (50,600)     (59,297)        (399,024)        (20,388)
                                     --------     --------     ---------    --------      -----------       ---------
Net realized and unrealized gain
  (loss) on investments............   139,351      (18,085)    (111,148)     (42,575)      (1,425,748)       (459,177)
                                     --------     --------     ---------    --------      -----------       ---------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $135,098     $(16,939)    $(123,772)   $(33,937)     $(1,463,466)      $(465,921)
                                     ========     ========     =========    ========      ===========       =========


                                       STRONG
                                     OPPORTUNITY     DREYFUS
                                       FUND II     APPRECIATION
                                      PORTFOLIO     PORTFOLIO
-----------------------------------  --------------------------
INVESTMENT INCOME
Dividends..........................   $   5,688      $   683
EXPENSES
Mortality and expense risks........       7,617          112
                                      ---------      -------
Net investment (loss) income.......      (1,929)         571
                                      ---------      -------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS
Capital gain distributions
  reinvested.......................      25,467           --
Net realized (loss) gain from
  redemption of investment
  shares...........................    (122,998)      (3,842)
                                      ---------      -------
Net realized (loss) gain on
  investments......................     (97,531)      (3,842)
                                      ---------      -------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year................    (108,546)          --
  End of year......................    (351,201)      (2,124)
                                      ---------      -------
Net unrealized appreciation
  (depreciation) of investments
  during the year..................    (242,655)      (2,124)
                                      ---------      -------
Net realized and unrealized gain
  (loss) on investments............    (340,186)      (5,966)
                                      ---------      -------
Net increase (decrease) in net
  assets resulting from
  operations.......................   $(342,115)     $(5,395)
                                      =========      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                               AMERICAN       AMERICAN    AMERICAN       JANUS           JANUS         JANUS
                                               CENTURY         CENTURY     CENTURY      CAPITAL      INTERNATIONAL     GLOBAL
                                           VP INTERNATIONAL   VP ULTRA    VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                              PORTFOLIO       PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................           --         $    41          --      $   121         $   214             --
EXPENSES
Mortality and expense risks..............      $    67               5     $    43          121              43       $    107
                                               -------         -------     -------      -------         -------       --------
Net investment (loss) income.............          (67)             36         (43)          --             171           (107)
                                               -------         -------     -------      -------         -------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Capital gain distributions reinvested....           --              --          --           --              --             --
Net realized loss from redemption of
  investment shares......................       (2,852)            (12)     (1,556)      (3,421)           (152)       (10,614)
                                               -------         -------     -------      -------         -------       --------
Net realized loss on investments.........       (2,852)            (12)     (1,556)      (3,421)           (152)       (10,614)
                                               -------         -------     -------      -------         -------       --------
Net unrealized depreciation of
  investments:
  Beginning of year......................           --              --          --           --              --             --
  End of year............................       (4,620)         (5,011)     (1,965)      (2,797)         (6,976)        (3,071)
                                               -------         -------     -------      -------         -------       --------
Net unrealized depreciation of
  investments during the year............       (4,620)         (5,011)     (1,965)      (2,797)         (6,976)        (3,071)
                                               -------         -------     -------      -------         -------       --------
Net realized and unrealized loss on
  investments............................       (7,472)         (5,023)     (3,521)      (6,218)         (7,128)       (13,685)
                                               -------         -------     -------      -------         -------       --------
Net decrease in net assets resulting from
  operations.............................      $(7,539)        $(4,987)    $(3,564)     $(6,218)        $(6,957)      $(13,792)
                                               =======         =======     =======      =======         =======       ========

                                           OPPENHEIMER    OPPENHEIMER     OPPENHEIMER
                                             CAPITAL        GLOBAL        MAIN STREET
                                           APPRECIATION   SECURITIES    GROWTH & INCOME
                                             FUND VA        FUND VA         FUND VA
                                            PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------------------------------------  --------------------------------------------
INVESTMENT INCOME
Dividends................................         --             --              --
EXPENSES
Mortality and expense risks..............    $   131       $    189        $    318
                                             -------       --------        --------
Net investment (loss) income.............       (131)          (189)           (318)
                                             -------       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Capital gain distributions reinvested....         --             --              --
Net realized loss from redemption of
  investment shares......................       (691)          (555)        (10,868)
                                             -------       --------        --------
Net realized loss on investments.........       (691)          (555)        (10,868)
                                             -------       --------        --------
Net unrealized depreciation of
  investments:
  Beginning of year......................         --             --              --
  End of year............................     (6,718)       (10,670)         (6,578)
                                             -------       --------        --------
Net unrealized depreciation of
  investments during the year............     (6,718)       (10,670)         (6,578)
                                             -------       --------        --------
Net realized and unrealized loss on
  investments............................     (7,409)       (11,225)        (17,446)
                                             -------       --------        --------
Net decrease in net assets resulting from
  operations.............................    $(7,540)      $(11,414)       $(17,764)
                                             =======       ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                  ALL PRO BROAD      MONEY                                  MID CAP
                                                     EQUITY         MARKET         BOND       BALANCED      GROWTH
                                      TOTAL         PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $    957,331    $    10,922    $    41,112   $   70,274   $   27,610   $   (26,118)
Net realized gain (loss) on
 investments.....................    (6,403,180)       203,867             --       (3,146)     (80,476)     (356,725)
Net unrealized (depreciation)
 appreciation of investments
 during the year.................   (20,605,599)    (1,321,902)            --       89,245      (94,720)     (664,596)
                                   ------------    -----------    -----------   ----------   ----------   -----------
Net (decrease) increase in net
 assets from operations..........   (26,051,448)    (1,107,113)        41,112      156,373     (147,586)   (1,047,439)
                                   ------------    -----------    -----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......    32,380,784        659,249      5,484,715      305,271      182,993       693,125
Cost of insurance and
 administrative charges..........   (13,094,661)      (371,977)      (892,324)    (137,304)    (136,078)     (339,286)
Surrenders and forfeitures.......    (3,426,112)      (114,370)      (358,561)     (32,881)     (22,486)      (93,286)
Net withdrawals due to policy
 loans...........................      (677,277)       (16,467)      (159,277)     (13,086)      (6,996)      (30,928)
Transfers between portfolios and
 the Guaranteed Account..........    (1,526,058)       (70,478)    (3,663,049)      87,689      168,398       116,763
Transfers due to death
 benefits........................    (1,921,556)        (8,130)       (12,160)      (5,416)      (2,957)      (75,016)
                                   ------------    -----------    -----------   ----------   ----------   -----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................    11,735,120         77,827        399,344      204,273      182,874       271,372
                                   ------------    -----------    -----------   ----------   ----------   -----------
Amounts contributed/(withdrawn)
 by Nationwide Life and Annuity
 Company of America, including
 seed money and reimbursements...       225,000             --         25,000           --      (75,000)           --
                                   ------------    -----------    -----------   ----------   ----------   -----------
Total (decrease) increase in net
 assets..........................   (14,091,328)    (1,029,286)       465,456      360,646      (39,712)     (776,067)
NET ASSETS
 Beginning of year...............   134,601,481      4,594,371      6,092,662    1,802,260    1,283,250     4,278,605
                                   ------------    -----------    -----------   ----------   ----------   -----------
 End of year.....................  $120,510,153    $ 3,565,085    $ 6,558,118   $2,162,906   $1,243,538   $ 3,502,538
                                   ============    ===========    ===========   ==========   ==========   ===========
CHANGES IN UNITS
 Beginning units.................       532,135         12,827         31,839        6,269        3,544         9,159
                                   ------------    -----------    -----------   ----------   ----------   -----------
 Net unit purchases/(sales)......        94,534            272          3,431        1,172          908           894
                                   ------------    -----------    -----------   ----------   ----------   -----------
 Ending units....................       626,670         13,099         35,270        7,441        4,452        10,053
                                   ============    ===========    ===========   ==========   ==========   ===========

                                                   ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
                                   INTERNATIONAL    CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------  -------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....   $   15,918      $  (14,617)     $   45,221      $  (12,349)     $  179,465     $   112,801
Net realized gain (loss) on
 investments.....................     (221,894)       (316,176)        (15,614)       (559,465)        181,951      (1,201,189)
Net unrealized (depreciation)
 appreciation of investments
 during the year.................     (222,892)       (384,739)       (432,120)       (256,238)       (919,747)     (4,546,388)
                                    ----------      ----------      ----------      ----------      ----------     -----------
Net (decrease) increase in net
 assets from operations..........     (428,868)       (715,532)       (402,513)       (828,052)       (558,331)     (5,634,776)
                                    ----------      ----------      ----------      ----------      ----------     -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums......      595,525         650,611         931,006         573,070         850,869       5,388,739
Cost of insurance and
 administrative charges..........     (253,054)       (285,599)       (206,934)       (237,336)       (218,315)     (2,743,025)
Surrenders and forfeitures.......     (110,736)        (82,785)        (43,870)        (71,206)        (42,639)       (524,551)
Net withdrawals due to policy
 loans...........................      (46,924)         (1,983)         (3,300)         (5,101)         (8,504)        (73,130)
Transfers between portfolios and
 the Guaranteed Account..........     (164,305)        156,196         550,212         145,353         536,908        (563,896)
Transfers due to death
 benefits........................     (211,348)        (71,069)        (80,949)        (59,361)        (81,842)       (308,217)
                                    ----------      ----------      ----------      ----------      ----------     -----------
Net increase (decrease) in net
 assets derived from policy
 transactions....................     (190,842)        365,371       1,146,165         345,419       1,036,477       1,175,920
                                    ----------      ----------      ----------      ----------      ----------     -----------
Amounts contributed/(withdrawn)
 by Nationwide Life and Annuity
 Company of America, including
 seed money and reimbursements...           --              --              --              --              --          25,000
                                    ----------      ----------      ----------      ----------      ----------     -----------
Total (decrease) increase in net
 assets..........................     (619,710)       (350,161)        743,652        (482,633)        478,146      (4,433,856)
NET ASSETS
 Beginning of year...............    3,622,397       2,383,890       2,004,565       2,079,178       2,208,078      23,906,375
                                    ----------      ----------      ----------      ----------      ----------     -----------
 End of year.....................   $3,002,687      $2,033,729      $2,748,217      $1,596,545      $2,686,224     $19,472,519
                                    ==========      ==========      ==========      ==========      ==========     ===========
CHANGES IN UNITS
 Beginning units.................       12,080          18,251          16,455          13,061          15,801          60,401
                                    ----------      ----------      ----------      ----------      ----------     -----------
 Net unit purchases/(sales)......         (603)          4,595          10,662           3,770           8,679           4,546
                                    ----------      ----------      ----------      ----------      ----------     -----------
 Ending units....................       11,477          22,846          27,117          16,831          24,480          64,947
                                    ==========      ==========      ==========      ==========      ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                    FIDELITY                   FIDELITY     FIDELITY
                                       FIDELITY       FIDELITY        HIGH       FIDELITY       ASSET      INVESTMENT    FIDELITY
                                     EQUITY-INCOME     GROWTH        INCOME      OVERSEAS      MANAGER     GRADE BOND   CONTRAFUND
                                       PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......   $   143,647    $   (79,705)  $  188,611   $     5,894   $  129,631   $  93,848    $    16,446
Net realized (loss) gain on
 investments.......................      (137,143)      (681,168)    (512,925)     (521,380)    (167,613)     30,064       (183,366)
Net unrealized (depreciation)
 appreciation of investments during
 the year..........................    (2,786,939)    (6,049,040)     381,967    (1,018,923)    (378,991)    185,880     (1,134,114)
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Net (decrease) increase in net
 assets from operations............    (2,780,435)    (6,809,913)      57,653    (1,534,409)    (416,973)    309,792     (1,301,034)
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     2,765,162      4,160,751      476,002     1,366,786      594,925     630,413      2,314,673
Cost of insurance and
 administrative charges............    (1,205,007)    (1,998,193)    (240,167)     (542,496)    (356,786)   (310,303)    (1,138,756)
Surrenders and forfeitures.........      (397,224)      (462,787)     (49,509)     (187,659)     (82,261)    (32,464)      (377,791)
Net (withdrawals) repayments due to
 policy loans......................       (60,303)       (62,457)     (17,519)      (18,002)       9,373     (36,203)       (51,522)
Transfers between portfolios and
 the Guaranteed Account............      (250,381)      (371,475)      38,455       (63,398)      57,420     522,998       (407,708)
Withdrawals due to death
 benefits..........................      (251,465)      (145,088)      (6,955)     (209,593)     (17,563)     (6,376)      (177,110)
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Net increase (decrease) in net
 assets derived from policy
 transactions......................       600,782      1,120,751      200,307       345,638      205,108     768,065        161,786
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................            --             --           --            --           --          --             --
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
Total (decrease) increase in net
 assets............................    (2,179,653)    (5,689,162)     257,960    (1,188,771)    (211,865)  1,077,857     (1,139,248)
NET ASSETS
 Beginning of year.................    15,077,375     21,550,684    1,827,493     7,193,488    4,275,992   2,864,061     12,627,863
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
 End of year.......................   $12,897,722    $15,861,522   $2,085,453   $ 6,004,717   $4,064,127   $3,941,918   $11,488,615
                                      ===========    ===========   ==========   ===========   ==========   ==========   ===========
CHANGES IN UNITS
 Beginning units...................        39,630         54,615        9,843        35,627       16,191      11,696         49,047
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
 Net unit purchases/(sales)........         2,902          5,831        1,977         4,541          851       3,832          2,382
                                      -----------    -----------   ----------   -----------   ----------   ----------   -----------
 Ending units......................        42,532         60,446       11,820        40,168       17,042      15,528         51,429
                                      ===========    ===========   ==========   ===========   ==========   ==========   ===========

                                       NEUBERGER      NEUBERGER
                                     BERMAN LIMITED     BERMAN
                                     MATURITY BOND     PARTNERS
                                       PORTFOLIO      PORTFOLIO
-----------------------------------  ---------------------------
FROM OPERATIONS
Net investment income (loss).......    $   64,734     $   (2,453)
Net realized (loss) gain on
 investments.......................         9,131       (228,429)
Net unrealized (depreciation)
 appreciation of investments during
 the year..........................         9,197       (359,362)
                                       ----------     ----------
Net (decrease) increase in net
 assets from operations............        83,062       (590,244)
                                       ----------     ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........       253,079        330,264
Cost of insurance and
 administrative charges............      (106,477)      (184,260)
Surrenders and forfeitures.........       (27,846)       (72,290)
Net (withdrawals) repayments due to
 policy loans......................       (16,457)       (13,974)
Transfers between portfolios and
 the Guaranteed Account............       779,931       (119,842)
Withdrawals due to death
 benefits..........................        (1,674)        (3,428)
                                       ----------     ----------
Net increase (decrease) in net
 assets derived from policy
 transactions......................       880,556        (63,530)
                                       ----------     ----------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................            --        (50,000)
                                       ----------     ----------
Total (decrease) increase in net
 assets............................       963,618       (703,774)
NET ASSETS
 Beginning of year.................     1,546,702      2,412,826
                                       ----------     ----------
 End of year.......................    $2,510,320     $1,709,052
                                       ==========     ==========
CHANGES IN UNITS
 Beginning units...................         6,687         13,690
                                       ----------     ----------
 Net unit purchases/(sales)........         5,256           (711)
                                       ----------     ----------
 Ending units......................        11,943         12,979
                                       ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                VAN ECK
                                      VAN ECK      VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN       STRONG
                                     WORLDWIDE    WORLDWIDE     EMERGING     WORLDWIDE        SMALL           MID-CAP
                                       BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION   GROWTH FUND II
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ (4,253)    $  1,146     $ (12,624)    $  8,638      $   (37,718)      $   (6,744)
Net realized (loss) gain on
 investments.......................   (22,120)      22,069       (60,548)      16,722       (1,026,724)        (438,789)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................   161,471      (40,154)      (50,600)     (59,297)        (399,024)         (20,388)
                                     --------     --------     ----------    --------      -----------       ----------
Net increase (decrease) in net
 assets from operations............   135,098      (16,939)     (123,772)     (33,937)      (1,463,466)        (465,921)
                                     --------     --------     ----------    --------      -----------       ----------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........    86,895       97,304       540,452      116,092        1,219,763          392,901
Cost of insurance and
 administrative charges............   (58,311)     (47,546)     (217,639)     (40,202)        (570,436)        (142,572)
Surrenders and forfeitures.........   (21,655)     (18,703)      (69,547)      (7,959)         (80,579)         (24,980)
Net (withdrawals) repayments due to
 policy loans......................      (352)      (1,237)       (6,701)         587          (30,122)            (775)
Transfers between portfolios and
 the Guaranteed Account............   231,335       12,848       104,126      129,283          (38,602)         (34,971)
Withdrawals due to death
 benefits..........................      (310)      (1,565)     (180,419)        (543)          (3,002)              --
                                     --------     --------     ----------    --------      -----------       ----------
Net increase in net assets derived
 from policy transactions..........   237,602       41,101       170,272      197,258          497,022          189,603
                                     --------     --------     ----------    --------      -----------       ----------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................        --           --            --           --               --               --
                                     --------     --------     ----------    --------      -----------       ----------
Total increase (decrease) in net
 assets............................   372,700       24,162        46,500      163,321         (966,444)        (276,318)
NET ASSETS
 Beginning of year.................   519,483      613,873     2,241,666      355,492        5,169,534        1,217,637
                                     --------     --------     ----------    --------      -----------       ----------
 End of year.......................  $892,183     $638,035     $2,288,166    $518,813      $ 4,203,090       $  941,319
                                     ========     ========     ==========    ========      ===========       ==========
CHANGES IN UNITS
 Beginning units...................     2,271        3,177        21,333        2,340           41,558           17,401
                                     --------     --------     ----------    --------      -----------       ----------
 Net unit purchases/(sales)........     1,470          307         2,351        1,823            6,408            4,936
                                     --------     --------     ----------    --------      -----------       ----------
 Ending units......................     3,741        3,484        23,684        4,163           47,966           22,337
                                     ========     ========     ==========    ========      ===========       ==========


                                       STRONG
                                     OPPORTUNITY     DREYFUS
                                       FUND II     APPRECIATION
                                      PORTFOLIO     PORTFOLIO
-----------------------------------  --------------------------
FROM OPERATIONS
Net investment (loss) income.......  $   (1,929)     $   571
Net realized (loss) gain on
 investments.......................     (97,531)      (3,842)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................    (242,655)      (2,124)
                                     ----------      -------
Net increase (decrease) in net
 assets from operations............    (342,115)      (5,395)
                                     ----------      -------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums........     520,909       13,199
Cost of insurance and
 administrative charges............     (95,206)      (2,241)
Surrenders and forfeitures.........     (15,471)          --
Net (withdrawals) repayments due to
 policy loans......................      (5,917)          --
Transfers between portfolios and
 the Guaranteed Account............     211,868       25,189
Withdrawals due to death
 benefits..........................          --           --
                                     ----------      -------
Net increase in net assets derived
 from policy transactions..........     616,183       36,147
                                     ----------      -------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................      50,000       25,000
                                     ----------      -------
Total increase (decrease) in net
 assets............................     324,068       55,752
NET ASSETS
 Beginning of year.................     851,681           --
                                     ----------      -------
 End of year.......................  $1,175,749      $55,752
                                     ==========      =======
CHANGES IN UNITS
 Beginning units...................       7,342           --
                                     ----------      -------
 Net unit purchases/(sales)........       6,880          407
                                     ----------      -------
 Ending units......................      14,222          407
                                     ==========      =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                        AMERICAN       AMERICAN    AMERICAN       JANUS           JANUS         JANUS
                                        CENTURY         CENTURY     CENTURY      CAPITAL      INTERNATIONAL     GLOBAL
                                    VP INTERNATIONAL   VP ULTRA    VP VALUE    APPRECIATION      GROWTH       TECHNOLOGY
                                       PORTFOLIO       PORTFOLIO   PORTFOLIO    PORTFOLIO       PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) gain........      $   (67)        $    36     $   (43)          --         $   171       $   (107)
Net realized loss on
 investments......................       (2,852)            (12)     (1,556)     $(3,421)           (152)       (10,614)
Net unrealized depreciation of
 investments during the year......       (4,620)         (5,011)     (1,965)      (2,797)         (6,976)        (3,071)
                                        -------         -------     -------      -------         -------       --------
Net decrease in net assets from
 operations.......................       (7,539)         (4,987)     (3,564)      (6,218)         (6,957)       (13,792)
                                        -------         -------     -------      -------         -------       --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......       62,312             140       7,003       24,369           6,108            394
Cost of insurance and
 administrative charges...........         (587)            (74)     (1,993)      (1,869)         (1,151)        (1,169)
Surrenders and forfeitures........           --              --          (5)          (4)             --             --
Transfers between portfolios and
 the Guaranteed Account...........       (8,084)          2,830      17,333       25,783          11,899         29,868
                                        -------         -------     -------      -------         -------       --------
Net increase in net assets derived
 from policy transactions.........       53,641           2,896      22,338       48,279          16,856         29,093
                                        -------         -------     -------      -------         -------       --------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................       25,000          25,000      25,000       25,000          25,000         25,000
                                        -------         -------     -------      -------         -------       --------
Total increase in net assets......       71,102          22,909      43,774       67,061          34,899         40,301
NET ASSETS
 Beginning of year................           --              --          --           --              --             --
                                        -------         -------     -------      -------         -------       --------
 End of year......................      $71,102         $22,909     $43,774      $67,061         $34,899       $ 40,301
                                        =======         =======     =======      =======         =======       ========
CHANGES IN UNITS
 Beginning units..................           --              --          --           --              --             --
                                        -------         -------     -------      -------         -------       --------
 Net unit purchases/(sales).......          558              35         200          465             160            218
                                        -------         -------     -------      -------         -------       --------
 Ending units.....................          558              35         200          465             160            218
                                        =======         =======     =======      =======         =======       ========

                                    OPPENHEIMER    OPPENHEIMER     OPPENHEIMER
                                      CAPITAL        GLOBAL        MAIN STREET
                                    APPRECIATION   SECURITIES    GROWTH & INCOME
                                      FUND VA        FUND VA         FUND VA
                                     PORTFOLIO      PORTFOLIO       PORTFOLIO
----------------------------------  --------------------------------------------
FROM OPERATIONS
Net investment (loss) gain........    $  (131)      $   (189)       $   (318)
Net realized loss on
 investments......................       (691)          (555)        (10,868)
Net unrealized depreciation of
 investments during the year......     (6,718)       (10,670)         (6,578)
                                      -------       --------        --------
Net decrease in net assets from
 operations.......................     (7,540)       (11,414)        (17,764)
                                      -------       --------        --------
FROM VARIABLE LIFE POLICY
 TRANSACTIONS
Policyholders' net premiums.......     10,972         14,818          59,925
Cost of insurance and
 administrative charges...........     (2,010)        (3,444)         (4,534)
Surrenders and forfeitures........         (7)            --              --
Transfers between portfolios and
 the Guaranteed Account...........     60,185         95,761         111,500
                                      -------       --------        --------
Net increase in net assets derived
 from policy transactions.........     69,140        107,135         166,891
                                      -------       --------        --------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................     25,000         25,000          25,000
                                      -------       --------        --------
Total increase in net assets......     86,600        120,721         174,127
NET ASSETS
 Beginning of year................         --             --              --
                                      -------       --------        --------
 End of year......................    $86,600       $120,721        $174,127
                                      =======       ========        ========
CHANGES IN UNITS
 Beginning units..................         --             --              --
                                      -------       --------        --------
 Net unit purchases/(sales).......        591            932           1,607
                                      -------       --------        --------
 Ending units.....................        591            932           1,607
                                      =======       ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                        ALL PRO BROAD      MONEY                                    MID CAP
                                           EQUITY         MARKET         BOND        BALANCED        GROWTH      INTERNATIONAL
                                        SUBACCOUNT**    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT**   SUBACCOUNT**    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.................   $    80,991    $   138,969   $  72,451     $   38,192     $  502,308     $  116,626
Net realized gain (loss) on
  investments.........................       326,915                     (7,643)        36,112        320,273        156,653
Net unrealized (depreciation)
  appreciation of investments during
  the year............................    (1,057,529)                    31,476       (177,656)      (975,099)      (755,376)
                                         -----------    -----------   ----------    ----------     ----------     ----------
Net (decrease) increase in net assets
  from operations.....................      (649,623)       138,969      96,284       (103,352)      (152,518)      (482,097)
                                         -----------    -----------   ----------    ----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums...........       712,083      9,313,284     193,115        185,871        770,941        587,365
Cost of insurance and administrative
  charges.............................      (372,552)      (819,637)   (106,800)      (129,282)      (303,651)      (238,637)
Surrenders and forfeitures............       (69,539)      (745,868)    (42,791)        (4,613)       (51,942)       (43,568)
Net (withdrawals) repayments due to
  policy loans........................       (56,817)       (55,046)     11,685         (3,266)       (14,971)             9
Transfers between investment
  portfolios..........................       141,197     (7,106,996)    339,633         50,304        198,155        150,423
Transfers due to death benefits.......        (1,214)                                     (710)        (1,681)
                                         -----------    -----------   ----------    ----------     ----------     ----------
Net increase in net assets derived
  from policy transactions............       353,158        585,737     394,842         98,304        596,851        455,592
                                         -----------    -----------   ----------    ----------     ----------     ----------
Total (decrease) increase in net
  assets..............................      (296,465)       724,706     491,126         (5,048)       444,333        (26,505)
NET ASSETS
  Beginning of year...................     4,890,836      5,367,956   1,311,134      1,288,298      3,834,272      3,648,902
                                         -----------    -----------   ----------    ----------     ----------     ----------
  End of year.........................   $ 4,594,371    $ 6,092,662   $1,802,260    $1,283,250     $4,278,605     $3,622,397
                                         ===========    ===========   ==========    ==========     ==========     ==========
CHANGES IN UNITS
  Beginning units.....................        11,558         26,125       4,551          3,121          7,485         10,094
                                         -----------    -----------   ----------    ----------     ----------     ----------
  Net unit purchases..................         1,269          5,714       1,718            423          1,674          1,986
                                         -----------    -----------   ----------    ----------     ----------     ----------
  Ending units........................        12,827         31,839       6,269          3,544          9,159         12,080
                                         ===========    ===========   ==========    ==========     ==========     ==========

** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                   ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
                                                    CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss).......................   $  (15,628)     $   (1,939)     $  (16,745)     $   (5,610)    $   105,571
Net realized gain (loss) on investments..........     (127,505)        (13,369)       (213,048)         84,538        (312,788)
Net unrealized (depreciation) appreciation of
  investments during the year....................     (426,226)         (1,803)       (135,372)        122,494      (2,959,437)
                                                    ----------      ----------      ----------      ----------     -----------
Net (decrease) increase in net assets from
  operations.....................................     (569,359)        (17,111)       (365,165)        201,422      (3,166,654)
                                                    ----------      ----------      ----------      ----------     -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums......................      783,859         922,384         666,158         716,185       5,802,528
Cost of insurance and administrative charges.....     (289,925)       (146,440)       (239,345)       (121,975)     (2,581,108)
Surrenders and forfeitures.......................      (29,622)        (17,299)        (93,412)        (15,336)       (778,497)
Net (withdrawals) repayments due to policy
  loans..........................................         (576)         18,570          (6,445)         (3,839)        (82,668)
Transfers between investment portfolios..........      128,743         320,406        (136,237)        377,038         584,414
Transfers due to death benefits..................       (2,037)           (962)                                        (30,020)
                                                    ----------      ----------      ----------      ----------     -----------
Net increase in net assets derived from policy
  transactions...................................      590,442       1,096,659         190,719         952,073       2,914,649
                                                    ----------      ----------      ----------      ----------     -----------
Total increase (decrease) in net assets..........       21,083       1,079,548        (174,446)      1,153,495        (252,005)
NET ASSETS
  Beginning of year..............................    2,362,807         925,017       2,253,624       1,054,583      24,158,380
                                                    ----------      ----------      ----------      ----------     -----------
  End of year....................................   $2,383,890      $2,004,565      $2,079,178      $2,208,078     $23,906,375
                                                    ==========      ==========      ==========      ==========     ===========
CHANGES IN UNITS
  Beginning units................................       12,755           6,413          10,794           7,651          49,998
                                                    ----------      ----------      ----------      ----------     -----------
  Net unit purchases.............................        5,496          10,042           2,267           8,150          10,403
                                                    ----------      ----------      ----------      ----------     -----------
  Ending units...................................       18,251          16,455          13,061          15,801          60,401
                                                    ==========      ==========      ==========      ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                             FIDELITY
                                                                FIDELITY       FIDELITY        HIGH       FIDELITY
                                                              EQUITY-INCOME     GROWTH        INCOME      OVERSEAS
                                                               SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................   $   141,497    $  (133,557)  $ 227,828    $   320,711
Net realized gain (loss) on investments.....................       673,478      1,661,360    (332,516)       368,754
Net unrealized depreciation of investments during the
  year......................................................    (1,651,848)    (5,791,963)   (162,773)    (2,483,649)
                                                               -----------    -----------   ----------   -----------
Net decrease in net assets from operations..................      (836,873)    (4,264,160)   (267,461)    (1,794,184)
                                                               -----------    -----------   ----------   -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................     2,663,253      4,739,710     415,710      1,682,553
Cost of insurance and administrative charges................    (1,088,668)    (1,955,504)   (216,728)      (557,777)
Surrenders and forfeitures..................................      (506,139)      (503,482)    (79,061)      (284,796)
Net withdrawals due to policy loans.........................       (58,832)       (23,716)       (720)       (64,445)
Transfers between investment portfolios.....................       514,108      1,010,438      40,095        213,598
Withdrawals due to death benefits...........................      (302,021)       (82,064)                    (8,106)
                                                               -----------    -----------   ----------   -----------
Net increase in net assets derived from policy
  transactions..............................................     1,221,701      3,185,382     159,296        981,027
                                                               -----------    -----------   ----------   -----------
Total increase (decrease) in net assets.....................       384,828     (1,078,778)   (108,165)      (813,157)
NET ASSETS
  Beginning of year.........................................    14,692,547     22,629,462   1,935,658      8,006,645
                                                               -----------    -----------   ----------   -----------
  End of year...............................................   $15,077,375    $21,550,684   $1,827,493   $ 7,193,488
                                                               ===========    ===========   ==========   ===========
CHANGES IN UNITS
  Beginning units...........................................        34,656         43,910       8,746         28,610
                                                               -----------    -----------   ----------   -----------
  Net unit purchases........................................         4,974         10,705       1,097          7,017
                                                               -----------    -----------   ----------   -----------
  Ending units..............................................        39,630         54,615       9,843         35,627
                                                               ===========    ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                        FIDELITY     FIDELITY                    NEUBERGER      NEUBERGER
                                                         ASSET      INVESTMENT    FIDELITY     BERMAN LIMITED     BERMAN
                                                        MANAGER     GRADE BOND   CONTRAFUND    MATURITY BOND     PARTNERS
                                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................  $ 141,240    $  95,811    $     5,262     $   60,545     $   (6,586)
Net realized (loss) gain on investments..............     (3,280)       8,104        383,095         (7,841)       (22,893)
Net unrealized (depreciation) appreciation of
  investments during the year........................   (347,787)      59,462     (2,075,984)        58,385        (53,458)
                                                       ----------   ----------   -----------     ----------     ----------
Net (decrease) increase in net assets from
  operations.........................................   (209,827)     163,377     (1,687,627)       111,089        (82,937)
                                                       ----------   ----------   -----------     ----------     ----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................    569,997      442,859      2,481,965        199,890        376,099
Cost of insurance and administrative charges.........   (331,391)    (204,438)    (1,113,789)       (77,921)      (187,216)
Surrenders and forfeitures...........................   (103,560)     (40,276)      (297,833)       (26,257)       (51,403)
Net (withdrawals) repayments due to policy loans.....     (8,194)      (4,507)       (82,384)        (2,093)         3,470
Transfers between investment portfolios..............         (3)     484,460        346,098        222,669         (5,802)
Withdrawals due to death benefits....................     (1,605)      (3,765)       (15,004)                         (145)
                                                       ----------   ----------   -----------     ----------     ----------
Net increase in net assets derived from policy
  transactions.......................................    125,244      674,333      1,319,053        316,288        135,003
                                                       ----------   ----------   -----------     ----------     ----------
Total (decrease) increase in net assets..............    (84,583)     837,710       (368,574)       427,377         52,066
NET ASSETS
  Beginning of year..................................  4,360,575    2,026,351     12,996,437      1,119,325      2,360,760
                                                       ----------   ----------   -----------     ----------     ----------
  End of year........................................  $4,275,992   $2,864,061   $12,627,863     $1,546,702     $2,412,826
                                                       ==========   ==========   ===========     ==========     ==========
CHANGES IN UNITS
  Beginning units....................................     15,357        8,508         41,848          4,696         12,165
                                                       ----------   ----------   -----------     ----------     ----------
  Net unit purchases.................................        834        3,188          7,199          1,991          1,525
                                                       ----------   ----------   -----------     ----------     ----------
  Ending units.......................................     16,191       11,696         49,047          6,687         13,690
                                                       ==========   ==========   ===========     ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                    VAN ECK
                                                        VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                       WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                          BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).........................   $ 17,986     $  2,711     $   (15,582)   $  5,730      $   (32,563)
Net realized (loss) gain on investments..............    (21,592)       7,234         (25,915)      9,715         (700,738)
Net unrealized depreciation of investments during the
  year...............................................    (25,357)     (90,205)         (6,632)     (6,939)      (1,105,678)
                                                        --------     --------     -----------    --------      -----------
Net (decrease) increase in net assets from
  operations.........................................    (28,963)     (80,260)        (48,129)      8,506       (1,838,979)
                                                        --------     --------     -----------    --------      -----------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums..........................     80,871       85,000         524,272      71,759        1,367,966
Cost of insurance and administrative charges.........    (44,250)     (46,722)       (232,884)    (22,994)        (573,857)
Surrenders and forfeitures...........................    (18,873)      (5,518)        (23,971)     (2,213)         (95,176)
Net withdrawals due to policy loans..................     (1,504)      (2,158)           (252)     (1,380)          (5,785)
Transfers between investment portfolios..............     20,457       (6,210)        (60,484)     14,879          362,971
Withdrawals due to death benefits....................                 (22,449)         (3,352)                      (4,630)
                                                        --------     --------     -----------    --------      -----------
Net increase in net assets derived from policy
  transactions.......................................     36,701        1,943         203,329      60,051        1,051,489
                                                        --------     --------     -----------    --------      -----------
Total increase (decrease) in net assets..............      7,738      (78,317)        155,200      68,557         (787,490)
NET ASSETS
  Beginning of year..................................    511,745      692,190       2,086,466     286,935        5,957,024
                                                        --------     --------     -----------    --------      -----------
  End of year........................................   $519,483     $613,873     $ 2,241,666    $355,492      $ 5,169,534
                                                        ========     ========     ===========    ========      ===========
CHANGES IN UNITS
  Beginning units....................................      1,995        3,135          18,333       2,100           30,901
                                                        --------     --------     -----------    --------      -----------
  Net unit purchases.................................        276           42           3,000         240           10,657
                                                        --------     --------     -----------    --------      -----------
  Ending units.......................................      2,271        3,177          21,333       2,340           41,558
                                                        ========     ========     ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                  STRONG         STRONG
                                                                 MID-CAP       OPPORTUNITY
                                                              GROWTH FUND II     FUND II
                                                                SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................................    $   (6,626)     $   (118)
Net realized (loss) gain on investments.....................      (128,713)       93,567
Net unrealized depreciation of investments during the
  year......................................................      (176,265)      (91,855)
                                                                ----------      --------
Net (decrease) increase in net assets from operations.......      (311,604)        1,594
                                                                ----------      --------
FROM VARIABLE LIFE POLICY TRANSACTIONS
Policyholders' net premiums.................................       399,357       352,599
Cost of insurance and administrative charges................      (118,047)      (44,927)
Surrenders and forfeitures..................................          (980)       (2,633)
Net withdrawals due to policy loans.........................        (8,259)       (7,648)
Transfers between investment portfolios.....................       531,689       377,121
                                                                ----------      --------
Net increase in net assets derived from policy
  transactions..............................................       803,760       674,512
                                                                ----------      --------
Total increase in net assets................................       492,156       676,106
NET ASSETS
  Beginning of year.........................................       725,481       175,575
                                                                ----------      --------
  End of year...............................................    $1,217,637      $851,681
                                                                ==========      ========
CHANGES IN UNITS
  Beginning units...........................................         6,962         1,116
                                                                ----------      --------
  Net unit purchases........................................        10,439         6,226
                                                                ----------      --------
  Ending units..............................................        17,401         7,342
                                                                ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A
of Nationwide Life and Annuity Company of America
Notes to Financial Statements
December 31, 2002 and 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

The Nationwide Provident VLI Separate Account A (formerly the Providentmutual Variable Life Separate Account -- see Note 6) (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA (formerly Providentmutual Life and Annuity Company of America -- see Note 6) under the provisions of Delaware law and commenced operations on February 1, 1995. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company -- see Note 6). The Separate Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The Policies are distributed principally through personal producing general agents and brokers.

NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-seven subaccounts: the All Pro Broad Equity, Money Market, Bond, Balanced, Mid Cap Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund; the Fidelity Equity-Income, Fidelity Growth, Fidelity High Income and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Investment Grade Bond and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc.; the Dreyfus Appreciation Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the American Century VP International, American Century VP Ultra and the American Century VP Value Subaccounts invest in the corresponding portfolios of the American Century Variable Portfolios, Inc.; the Janus Capital Appreciation, Janus International Growth and Janus Global Technology Subaccounts invest in the corresponding portfolios of the Janus Aspen Series Funds; and the Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Main Street Growth & Income Subaccounts invest in the corresponding portfolios of the Oppenheimer Variable Account Funds.

At the close of business on January 26, 2001, the assets of the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as variable life policy transactions in the statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies (Note 5). The Separate Account's assets are the property of NLACA.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA's general account.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

Investment shares are valued at the closing net asset values of the respective portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the policies, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

 Estimates:

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

3. DEATH BENEFITS

Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA's general account.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. POLICY LOANS

Policy provisions allow policyholders to borrow up to the policy's non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSE AND RELATED PARTY TRANSACTIONS

 Deductions from Premiums

NLACA makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes, (2) sales charges and (3) Federal tax charges. Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

 Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by NLACA. The charge is deducted at an annual rate of 0.65% to 0.75% of the average daily net assets of the Separate Account. This charge may be increased on a prospective basis, but in no event will it be greater than 0.90% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation.

 Cost of Insurance

Each subaccount is also charged monthly by NLACA for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured's attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

 Administrative Charges

Additional monthly deductions may be made for (1) administrative charges, (2) minimum death benefit charges, (3) first year policy charges and (4) supplementary charges. See original policy documents for additional monthly charges. These charges are included in the statements of changes in net assets. During any given policy year, the first twelve transfers by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSE AND RELATED PARTY TRANSACTIONS, CONTINUED

premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are recorded as administrative charges in the statements of changes in net assets.

NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

6. SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual Life Insurance Company (Provident Mutual) became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America and Providentmutual Life and Annuity Company of America was renamed Nationwide Life and Annuity Company of America. The Providentmutual Variable Life Separate Account was renamed Nationwide Provident VLI Separate Account A.

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

NLACA offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense ratios, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders' equity for variable life contracts as of December 31, 2002 and 2001, and net investment income ratio, policy expense ratio and total return for each period in the two year period ended December 31, 2002. Certain information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for unit fair value, policy expense ratio and total return.
--------------------------------------------------------------------------------

                                                     AT DECEMBER 31, 2002
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio........  13,099   $194.59 to $310.04     $3,516,818
 Money Market Portfolio................  35,270   $150.51 to $272.60     $6,521,200
 Bond Portfolio........................   7,441   $204.36 to $340.21     $2,120,147
 Balanced Portfolio....................   4,452   $206.05 to $324.05     $1,210,142
 Mid Cap Growth Portfolio..............  10,053   $256.07 to $402.73     $3,421,063
 International Portfolio...............  11,477   $170.02 to $293.16     $2,968,632
 All Pro Large Cap Growth Portfolio....  22,846    $65.08 to $130.76     $1,997,521
 All Pro Large Cap Value Portfolio.....  27,117    $83.84 to $168.46     $2,726,517
 All Pro Small Cap Growth Portfolio....  16,831    $76.71 to $154.15     $1,580,119
 All Pro Small Cap Value Portfolio.....  24,480    $84.41 to $169.61     $2,660,400
 Equity 500 Index Portfolio............  64,947   $211.09 to $396.04    $19,445,083
Fidelity Variable Insurance Products
 Fund:
 Equity-Income Portfolio...............  42,532   $210.01 to $375.80    $12,853,747
 Growth Portfolio......................  60,446   $187.64 to $364.68    $15,837,229
 High Income Portfolio.................  11,820   $110.86 to $222.89     $2,057,289
 Overseas Portfolio....................  40,168   $102.33 to $224.44     $5,974,154
Fidelity Variable Insurance Products
 Fund II:
 Asset Manager Portfolio...............  17,042   $167.41 to $332.39     $4,026,250
 Investment Grade Bond Portfolio.......  15,528   $177.38 to $354.44     $3,897,417
 Contrafund Portfolio..................  51,429   $159.27 to $320.67    $11,453,502
Neuberger Berman Advisers Management
 Trust:
 Limited Maturity Bond Portfolio.......  11,943   $152.09 to $300.71     $2,479,664
 Partners Portfolio....................  12,979    $72.05 to $144.77     $1,672,755

                                                  FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio........       0.95%        0.65% to 0.75%     -23.78% to -23.71%
 Money Market Portfolio................       1.36%        0.65% to 0.75%         0.60% to 0.70%
 Bond Portfolio........................       4.44%        0.65% to 0.75%         8.25% to 8.36%
 Balanced Portfolio....................       2.96%        0.65% to 0.75%     -10.94% to -10.85%
 Mid Cap Growth Portfolio..............       0.00%        0.65% to 0.75%     -22.96% to -22.88%
 International Portfolio...............       1.13%        0.65% to 0.75%     -11.76% to -11.67%
 All Pro Large Cap Growth Portfolio....       0.00%        0.65% to 0.75%     -28.65% to -28.58%
 All Pro Large Cap Value Portfolio.....       2.58%        0.65% to 0.75%     -15.08% to -14.99%
 All Pro Small Cap Growth Portfolio....       0.00%        0.65% to 0.75%     -36.87% to -36.81%
 All Pro Small Cap Value Portfolio.....       7.46%        0.65% to 0.75%     -16.11% to -16.03%
 Equity 500 Index Portfolio............       1.21%        0.65% to 0.75%     -22.90% to -22.82%
Fidelity Variable Insurance Products
 Fund:
 Equity-Income Portfolio...............       1.70%        0.65% to 0.75%     -17.57% to -17.49%
 Growth Portfolio......................       0.25%        0.65% to 0.75%     -30.63% to -30.56%
 High Income Portfolio.................      10.32%        0.65% to 0.75%         2.67% to 2.77%
 Overseas Portfolio....................       0.78%        0.65% to 0.75%     -20.88% to -20.80%
Fidelity Variable Insurance Products
 Fund II:
 Asset Manager Portfolio...............       3.87%        0.65% to 0.75%       -9.41% to -9.32%
 Investment Grade Bond Portfolio.......       3.57%        0.65% to 0.75%         9.52% to 9.63%
 Contrafund Portfolio..................       0.82%        0.65% to 0.75%      -10.03% to -9.94%
Neuberger Berman Advisers Management
 Trust:
 Limited Maturity Bond Portfolio.......       4.46%        0.65% to 0.75%         4.55% to 4.66%
 Partners Portfolio....................       0.55%        0.65% to 0.75%     -24.71% to -24.63%

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-------------------------------------------------------------------------------------
                                                     AT DECEMBER 31, 2002
-------------------------------------------------------------------------------------
                                                   UNIT FAIR VALUE     POLICYHOLDERS'
                                         UNITS    LOWEST TO HIGHEST        EQUITY
-------------------------------------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......   3,741   $144.18 to $283.43       $854,943
 Van Eck Worldwide Hard Assets
   Portfolio...........................   3,484    $99.58 to $218.02       $602,260
 Van Eck Worldwide Emerging Markets
   Portfolio...........................  23,684    $70.48 to $141.90     $2,274,692
 Van Eck Worldwide Real Estate
   Portfolio...........................   4,163    $97.13 to $195.16       $494,125
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................  47,966    $61.99 to $124.82     $4,189,679
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........  22,337     $35.65 to $71.50       $932,849
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............  14,222    $68.93 to $138.24     $1,112,112
Dreyfus Variable Investment Fund:
 Appreciation Portfolio................     407    $85.05 to $170.22        $34,606
American Century Variable Portfolios,
 Inc.:
 VP International Portfolio............     558    $81.12 to $162.36        $50,790
 VP Ultra Portfolio....................      35    $80.77 to $161.66         $2,812
 VP Value Portfolio....................     200    $87.36 to $174.84        $21,982
Janus Aspen Series:
 Capital Appreciation Portfolio........     465    $87.79 to $175.70        $45,126
 International Growth Portfolio........     160    $77.70 to $155.51        $15,445
 Global Technology Portfolio...........     218    $71.15 to $142.40        $22,410
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA..........     591    $79.92 to $159.95        $66,733
 Global Securities Fund VA.............     932    $77.79 to $155.68       $101,238
 Main Street Growth & Income Fund VA...   1,607    $81.64 to $163.40       $153,765

---------------------------------------  -------------------------------------------------------
                                                  FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------  -------------------------------------------------------
                                         NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                         INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------------  -------------------------------------------------------
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......       0.00%        0.65% to 0.75%       20.75% to 20.87%
 Van Eck Worldwide Hard Assets
   Portfolio...........................       0.86%        0.65% to 0.75%       -3.57% to -3.48%
 Van Eck Worldwide Emerging Markets
   Portfolio...........................       0.18%        0.65% to 0.75%       -3.63% to -3.53%
 Van Eck Worldwide Real Estate
   Portfolio...........................       2.67%        0.65% to 0.75%       -5.20% to -5.10%
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................       0.00%        0.65% to 0.75%     -26.78% to -26.70%
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........       0.00%        0.65% to 0.75%     -38.01% to -37.95%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............       0.54%        0.65% to 0.75%     -27.11% to -27.00%
Dreyfus Variable Investment Fund:
 Appreciation Portfolio................       2.40%        0.65% to 0.75%     -17.34% to -17.25%(a)
American Century Variable Portfolios,
 Inc.:
 VP International Portfolio............       0.00%        0.65% to 0.75%     -20.97% to -20.89%(a)
 VP Ultra Portfolio....................       1.61%        0.65% to 0.75%     -23.29% to -23.21%(a)
 VP Value Portfolio....................       0.00%        0.65% to 0.75%     -13.27% to -13.19%(a)
Janus Aspen Series:
 Capital Appreciation Portfolio........       0.43%        0.65% to 0.75%     -16.56% to -16.47%(a)
 International Growth Portfolio........       2.05%        0.65% to 0.75%     -26.31% to -26.24%(a)
 Global Technology Portfolio...........       0.00%        0.65% to 0.75%     -41.37% to -41.32%(a)
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund VA..........       0.00%        0.65% to 0.75%     -27.41% to -27.33%(a)
 Global Securities Fund VA.............       0.00%        0.65% to 0.75%     -22.72% to -22.64%(a)
 Main Street Growth & Income Fund VA...       0.00%        0.65% to 0.75%     -19.40% to -19.32%(a)

--------------------------------------------------------------------------------
The Nationwide Provident VLI Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

------------------------------------------------------------------------------------
                                                    AT DECEMBER 31, 2001
------------------------------------------------------------------------------------

                                                      UNIT FAIR VALUE      AVERAGE
                                           UNITS     LOWEST TO HIGHEST   NET ASSETS
------------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio........  12,827.18   $255.57 to $406.39  $ 4,430,318
 Money Market Portfolio................  31,838.81   $149.76 to $270.70  $ 5,656,344
 Bond Portfolio........................   6,269.09   $188.97 to $313.96  $ 1,465,207
 Balanced Portfolio....................   3,543.50   $231.61 to $363.51  $ 1,173,873
 Mid Cap Growth Portfolio..............   9,159.21   $332.71 to $522.22  $ 3,830,110
 International Portfolio...............  12,079.51   $192.86 to $331.89  $ 3,500,182
 All Pro Large Cap Growth Portfolio....  18,250.95   $ 91.30 to $183.08  $ 2,174,982
 All Pro Large Cap Value Portfolio.....  16,454.77   $ 98.82 to $198.17  $ 1,454,310
 All Pro Small Cap Growth Portfolio....  13,061.24   $121.64 to $243.93  $ 1,959,654
 All Pro Small Cap Value Portfolio.....  15,800.53   $100.73 to $201.99  $ 1,547,778
 Equity 500 Index Portfolio............  60,401.30   $274.05 to $513.13  $23,099,228
Variable Insurance Products Fund:
 Equity-Income Portfolio...............  39,630.44   $255.02 to $455.43  $14,537,372
 Growth Portfolio......................  54,615.49   $270.76 to $525.16  $20,923,339
 High Income Portfolio.................   9,842.59   $108.09 to $216.88  $ 1,923,007
 Overseas Portfolio....................  35,626.99   $129.46 to $283.37  $ 7,233,128
Variable Insurance Products Fund II:
 Asset Manager Portfolio...............  16,190.56   $184.98 to $366.55  $ 4,187,069
 Investment Grade Bond Portfolio.......  11,696.49   $162.12 to $323.31  $ 2,328,540
 Contrafund Portfolio..................  49,046.90   $177.19 to $356.04  $12,145,707
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio.......   6,687.29   $145.61 to $287.34  $ 1,443,792
 Partners Portfolio....................  13,689.70   $ 95.79 to $192.09  $ 2,254,840
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......   2,271.17   $119.53 to $234.50  $   493,214
 Van Eck Worldwide Hard Assets
   Portfolio...........................   3,176.88   $103.37 to $225.87  $   631,138
 Van Eck Worldwide Emerging Markets
   Portfolio...........................  21,333.13   $ 73.20 to $147.09  $ 2,103,493
 Van Eck Worldwide Real Estate
   Portfolio...........................   2,339.70   $102.56 to $205.66  $   288,305
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................  41,558.42   $ 84.75 to $170.29  $ 4,997,767
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........  17,401.09   $ 57.52 to $115.23  $   913,945
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............   7,342.10    $94.56 to $189.45  $   420,040

---------------------------------------  ---------------------------------------------------------
                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------------  ---------------------------------------------------------
                                             NET*
                                          INVESTMENT     EXPENSE RATIO**       TOTAL RETURN***
                                         INCOME RATIO   LOWEST TO HIGHEST     LOWEST TO HIGHEST
---------------------------------------  ---------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity Portfolio........      2.51%        0.65% to 0.76%        -13.53% to -13.44%
 Money Market Portfolio................      3.46%        0.65% to 0.78%            2.88% to 2.99%
 Bond Portfolio........................      5.61%        0.52% to 0.73%            6.62% to 6.72%
 Balanced Portfolio....................      3.92%        0.65% to 0.76%          -7.73% to -7.63%
 Mid Cap Growth Portfolio..............     13.83%        0.65% to 0.77%          -4.61% to -4.51%
 International Portfolio...............      4.05%        0.65% to 0.76%        -12.79% to -12.70%
 All Pro Large Cap Growth Portfolio....      0.05%        0.65% to 0.76%        -22.29% to -22.21%
 All Pro Large Cap Value Portfolio.....      0.66%        0.65% to 0.76%          -1.49% to -1.39%
 All Pro Small Cap Growth Portfolio....      0.00%        0.66% to 0.76%        -16.56% to -16.47%
 All Pro Small Cap Value Portfolio.....      0.43%        0.65% to 0.77%          11.94% to 12.05%
 Equity 500 Index Portfolio............      0.18%        0.65% to 0.75%        -12.91% to -12.82%
Variable Insurance Products Fund:
 Equity-Income Portfolio...............      1.68%        0.65% to 0.75%          -5.67% to -5.57%
 Growth Portfolio......................      0.08%        0.65% to 0.75%        -18.27% to -18.19%
 High Income Portfolio.................     12.55%        0.65% to 0.77%        -12.39% to -12.31%
 Overseas Portfolio....................      5.16%        0.65% to 0.75%        -21.76% to -21.68%
Variable Insurance Products Fund II:
 Asset Manager Portfolio...............      4.16%        0.65% to 0.75%          -4.81% to -4.71%
 Investment Grade Bond Portfolio.......      4.85%        0.65% to 0.75%            7.65% to 7.76%
 Contrafund Portfolio..................      0.77%        0.65% to 0.75%        -12.90% to -12.81%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond Portfolio.......      4.93%        0.66% to 0.78%            7.97% to 8.07%
 Partners Portfolio....................      0.40%        0.65% to 0.75%          -3.56% to -3.46%
Van Eck Worldwide InsuranceTrust:
 Van Eck Worldwide Bond Portfolio......      4.33%        0.64% to 0.75%          -5.82% to -5.73%
 Van Eck Worldwide Hard Assets
   Portfolio...........................      1.18%        0.65% to 0.76%        -11.12% to -11.04%
 Van Eck Worldwide Emerging Markets
   Portfolio...........................      0.00%        0.65% to 0.77%          -2.55% to -2.45%
 Van Eck Worldwide Real Estate
   Portfolio...........................      2.83%        0.65% to 0.74%            4.55% to 4.65%
Alger American Fund:
 Alger American Small Capitalization
   Portfolio...........................      0.05%        0.66% to 0.76%        -30.04% to -29.97%
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II.........      0.00%        0.65% to 0.77%        -31.29% to -31.22%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II............      0.80%        0.60% to 0.76%          -4.77% to -4.67%

---------------
* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Note that these funds were added during the year and the net investment income ratio and total return are not annualized.

                                   NATIONWIDE
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
  (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA)

                              FINANCIAL STATEMENTS
             AS OF AND FOR THE THREE MONTHS ENDED DECEMBER 31, 2002

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Company of America:

     We have audited the accompanying balance sheet of Nationwide Life and Annuity Company of America as of December 31, 2002, and the related statements of income, shareholder's equity, and cash flows for the three month period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2002, and the results of its operations and its cash flows for the three month period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENT OF INCOME
                                 (IN MILLIONS)

                                                              THREE MONTHS ENDED
                                                              DECEMBER 31, 2002
                                                              ------------------
REVENUES:
Policy charges..............................................        $ 7.3
Life insurance premiums.....................................          2.5
Net investment income.......................................          5.6
Net realized losses on investments..........................         (0.2)
                                                                    -----
                                                                     15.2
                                                                    -----
BENEFITS AND EXPENSES:
Interest credited to policyholder account values............          3.2
Other benefits and claims...................................          2.6
Policyholder dividends on participating policies............          0.3
Amortization of deferred policy acquisition costs...........          0.8
Amortization of value of business acquired..................          2.1
Other operating expenses....................................          2.2
                                                                    -----
                                                                     11.2
                                                                    -----
Income before federal income tax expense....................          4.0
Federal income tax expense..................................          1.8
                                                                    -----
  Net income................................................        $ 2.2
                                                                    =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEET
                                 (IN MILLIONS)

                                                              DECEMBER 31, 2002
                                                              -----------------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $350.3)................      $  355.4
     Equity securities (cost $3.8)..........................           3.8
  Mortgage loans on real estate, net........................          64.6
  Real estate, net..........................................           0.4
  Policy loans..............................................          14.3
  Other long-term investments...............................           1.5
  Short-term investments....................................            --
                                                                  --------
                                                                     440.0
                                                                  --------
Cash........................................................            --
Accrued investment income...................................           6.2
Deferred policy acquisition costs...........................           1.6
Value of business acquired..................................          65.1
Other intangible assets.....................................           9.6
Other assets................................................          11.9
Assets held in separate accounts............................         671.6
                                                                  --------
                                                                  $1,206.0
                                                                  ========
LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims...........................      $  454.1
Other liabilities...........................................           4.8
Liabilities related to separate accounts....................         671.6
                                                                  --------
                                                                   1,130.5
                                                                  --------
COMMITMENTS AND CONTINGENCIES (NOTES 7, 10 AND 13)
Shareholder's equity:
  Common stock, $10.00 par value. Authorized 0.5 shares; .25
     shares issued and outstanding..........................           2.5
  Additional paid-in capital................................          69.3
  Retained earnings.........................................           2.2
  Accumulated other comprehensive income....................           1.5
                                                                  --------
                                                                      75.5
                                                                  --------
                                                                  $1,206.0
                                                                  ========

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS   INCOME (LOSS)      EQUITY
                                         ------   ----------   --------   -------------   -------------
Balance as of October 1, 2002..........   $2.5      $69.3        $ --         $ --            $71.8
  Comprehensive income:
     Net income........................     --         --         2.2           --              2.2
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --         --          --          1.5              1.5
                                                                                              -----
  Total comprehensive income...........                                                         3.7
                                          ----      -----        ----         ----            -----
Balance as of December 31, 2002........   $2.5      $69.3        $2.2         $1.5            $75.5
                                          ====      =====        ====         ====            =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENT OF CASH FLOWS
                                 (IN MILLIONS)

                                                               THREE MONTHS ENDED
                                                               DECEMBER 31, 2002
                                                               ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................         $  2.2
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Interest credited to policyholder account balances........            3.2
  Capitalization of deferred policy acquisition costs.......           (2.4)
  Amortization of deferred policy acquisition costs.........            0.8
  Amortization and depreciation.............................            3.6
  Realized losses on investments............................            0.2
  Decrease in accrued investment income.....................            0.2
  Decrease in other assets..................................            1.9
  Decrease in policy liabilities............................          (12.4)
  Increase in other liabilities.............................           10.1
                                                                     ------
     Net cash provided by operating activities..............            7.4
                                                                     ------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities available-for-sale.....           35.0
Proceeds from sale of securities available-for-sale.........            7.7
Proceeds from repayments of mortgage loans on real estate...            2.3
Proceeds from repayments of policy loans and sale of other
  invested assets...........................................            1.2
Cost of securities available-for-sale acquired..............          (47.2)
Cost of mortgage loans on real estate acquired..............           (6.3)
Cost of other invested assets acquired......................           (0.1)
                                                                     ------
     Net cash used in investing activities..................           (7.4)
                                                                     ------
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in investment and universal life insurance product
  account values............................................           10.0
Decrease in investment and universal life insurance product
  account values............................................          (10.6)
                                                                     ------
     Net cash used in financing activities..................           (0.6)
                                                                     ------
Net decrease in cash........................................           (0.6)
Cash, beginning of period...................................            0.6
                                                                     ------
Cash, end of period.........................................         $   --
                                                                     ======

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA
  (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA)

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly-owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note
3. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.

The Company sells individual variable and traditional life insurance products and other investment products. The Company also maintains blocks of individual variable and fixed annuities products. The Company distributes its products through a variety of distribution channels, personal producing general agents and brokers. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 20 states accounted for 83% of the Company's sales for the three months ended December 31, 2002. No single producer accounted for more than 1% of the Company's sales for the three months ended December 31, 2002. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company will no longer sell individual fixed and variable annuity products as of October 1, 2002.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA does not have any permitted accounting practices.

In preparing the financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining DAC for investment products and universal life insurance products, VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

 (a)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
(AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates. Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

Mortgage loans on real estate are carried at the unpaid balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. For mortgage loans on real estate considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are reported at unpaid principal balances.

Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments.

 (b)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

 (c)  Deferred Policy Acquisition Costs

The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

DAC for investment products and universal life insurance products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%. If actual separate account performance varies from the assumption, the Company assumes different performance levels over the next three years, such that the mean equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three year reversion period.

DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. DAC on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%.

The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

 (d)  Value of Business Acquired and Other Intangible Assets

As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

VOBA reflects the estimated fair value of the business in-force and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA is supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

Intangible assets include the Company's independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of the asset, the deterioration of the economic life, and the enhancement to other associated assets. The valuation of these intangible assets is supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.

The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business (generally 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of the VOBA is adjusted on a retrospective or prospective basis, as appropriate. The unamortized VOBA asset is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines. Each year, the recoverability of the VOBA will be evaluated and if the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover the VOBA, the difference will be charged to expense as accelerated amortization of the VOBA.

The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.

 (e)  Separate Accounts

Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

 (f)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

 (g)  Participating Business

Participating business represented approximately 7.0% in the three months ended December 31, 2002 of the Company's life insurance in force, 14.4% in the three months ended December 31, 2002 of the number of life insurance policies in force, and 16.7% in the three months ended December 31, 2002 of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying balance sheet.

 (h)  Federal Income Tax

The Company is included in a consolidated federal income tax return with Nationwide Provident. The members of the consolidated tax return group have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

 (i)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

 (j)  Recently Issued Accounting Pronouncements

In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company. In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
145). The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of
Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB
30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of

SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. See notes 3 and 6 for additional disclosures.

In July 2001, the FASB issued SFAS No. 141, Business Combinations (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated. See note 3 for additional disclosures.

In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. The adoption of SFAS 133 did not have a material impact on the results of operations or financial position of the Company.

SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 on April 1, 2001 did not have a material effect on the Company.

(3) SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $  348.6
Other investments, including cash...........................         82.3
VOBA........................................................         69.9
Other intangible assets.....................................          9.6
Other assets................................................         15.9
Assets held in separate accounts............................        671.3
                                                                 --------
  Total assets acquired.....................................      1,197.6
                                                                 --------
Future policy benefits and claims...........................        463.8
Other liabilities...........................................         (9.3)
Liabilities related to separate accounts....................        671.3
                                                                 --------
  Total liabilities assumed.................................      1,125.8
                                                                 --------
  Net assets acquired.......................................     $   71.8
                                                                 ========

As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $104.9 million to reflect the net assets purchased of $71.8 million noted above.

The table below lists the intangible assets acquired and their estimated useful lives over which the assets will be amortized.

                                                                 FAIR        ESTIMATED
(IN MILLIONS)                                                   VALUE       USEFUL LIFE
-------------                                                 ----------    -----------
Amortizing intangible assets:
  VOBA......................................................    $69.9         28 years
  Independent agency distribution force.....................      5.9         20 years
                                                                -----
     Total -- amortizing intangible assets..................     75.8         27 years
Non-amortizing intangible assets:
  State insurance licenses..................................      3.7       Indefinite
                                                                -----
     Total -- non-amortizing intangible assets..............      3.7               --
                                                                -----
       Total intangible assets..............................    $79.5         27 years
                                                                =====

(4)  INVESTMENTS

The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 were:

                                                                 GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
(IN MILLIONS)                                       COST         GAINS         LOSSES      FAIR VALUE
-------------                                     ---------    ----------    ----------    ----------
Fixed maturity securities:
  U.S. Treasury securities and obligations of
     U.S. Government corporations and
     agencies...................................   $  6.7         $ --          $ --         $  6.7
  Obligations of states and political
     subdivisions...............................      0.6           --            --            0.6
  Debt securities issued by foreign
     governments................................       --           --            --             --
  Corporate securities..........................    294.5          3.9           2.1          296.3
  Mortgage-backed securities -- U.S. Government
     backed.....................................      7.1           --           0.1            7.0
  Asset-backed securities.......................     41.4          3.4            --           44.8
                                                   ------         ----          ----         ------
     Total fixed maturity securities............    350.3          7.3           2.2          355.4
Equity securities...............................      3.8          0.1           0.1            3.8
                                                   ------         ----          ----         ------
     Total......................................   $354.1         $7.4          $2.3         $359.2
                                                   ======         ====          ====         ======

The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED    ESTIMATED
(IN MILLIONS)                                                   COST       FAIR VALUE
-------------                                                 ---------    ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................   $ 48.3        $ 48.6
  Due after one year through five years.....................    111.1         111.5
  Due after five years through ten years....................     99.9         101.0
  Due after ten years.......................................     42.5          42.5
                                                               ------        ------
     Subtotal...............................................    301.8         303.6
     Mortgage-backed securities -- U.S. Government backed...      7.1           7.0
     Asset-backed securities................................     41.4          44.8
                                                               ------        ------
       Total fixed maturity securities......................   $350.3        $355.4
                                                               ======        ======

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2002:

(IN MILLIONS)
-------------
Unrealized gains, before adjustments and taxes..............  $ 5.1
Adjustment to VOBA..........................................   (2.7)
Deferred federal income tax.................................   (0.9)
                                                              -----
  Net unrealized gains......................................  $ 1.5
                                                              =====

An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Securities available-for-sale:
  Fixed maturity securities.................................   $5.1
  Equity securities.........................................     --
                                                               ----
     Net change.............................................   $5.1
                                                               ====

Proceeds from the sale of securities available-for-sale during the three months ended December 31, 2002 were $7.7 million. During the three months ended December 31, 2002, gross gains of $0.3 million and gross losses of $0.3 million were realized on those sales.

The Company had no real estate investments as of December 31, 2002 that were non-income producing the preceding three months.

Real estate is presented at cost less accumulated depreciation. The carrying value of real estate held for disposal totaled $0.4 million as of December 31, 2002.

Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. As of December 31, 2002, the average recorded investment in impaired mortgage loans on real estate was $0.7 million and interest income recognized on those loans totaled $0.1 million for the three months ended December 31, 2002 which is equal to interest income recognized using a cash-basis method of income recognition.

An analysis of investment income (loss) from continuing operations by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Gross investment income:
  Securities available-for-sale:
     Fixed maturity securities..............................  $ 4.6
     Equity securities......................................    0.3
  Mortgage loans on real estate.............................    0.8
  Real estate...............................................     --
  Policy loans..............................................    0.2
  Short-term investments....................................    0.1
  Other.....................................................   (0.2)
                                                              -----
     Gross investment income................................    5.8
Less investment expenses....................................    0.2
                                                              -----
  Net investment income.....................................  $ 5.6
                                                              =====

An analysis of net realized (losses) gains on investments by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $ 0.3
  Fixed maturity securities -- losses.......................   (0.3)
  Equity securities.........................................     --
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (0.1)
  Equity securities.........................................     --
Real estate.................................................     --
Mortgage loans on real estate...............................   (0.1)
Other.......................................................     --
                                                              -----
  Net realized losses on investments........................  $(0.2)
                                                              =====

There were $7.2 million of fixed maturity securities as of December 31, 2002 that were on deposit with various regulatory agencies as required by law.

(5)  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the DAC asset for the three months ended December 31, 2002 is as follows:

(IN MILLIONS)
-------------
Balance at beginning of period..............................  $  --
Expenses deferred...........................................    2.4
Amortization of DAC.........................................   (0.8)
                                                              -----
                                                                1.6
Effect on DAC from unrealized (gains) losses................     --
                                                              -----
Balance at end of period....................................  $ 1.6
                                                              =====

(6)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

A reconciliation of VOBA for the three months ended December 31, 2002 is as follows:

(IN MILLIONS)
-------------
Balance at beginning of period..............................  $  --
VOBA established during the period..........................   69.9
Amortization of VOBA........................................   (2.1)
                                                              -----
                                                               67.8
Unrealized gain on available-for-sale securities............   (2.7)
Balance at end of period....................................  $65.1
                                                              =====

Intangible assets as of December 31, 2002 are summarized as follows:

                                                      GROSS
                                                     CARRYING    ACCUMULATED
($ IN MILLIONS)                                       AMOUNT     AMORTIZATION    USEFUL LIFE
---------------                                      --------    ------------    -----------
Amortizing intangible assets:
  VOBA.............................................   $69.9          $2.1         28 years
  Independent agency force.........................     5.9           0.0         20 years
                                                      -----          ----        ----------
     Total.........................................    75.8           2.1
Non-amortizing intangible assets:
  State insurance licenses.........................     3.7           0.0        Indefinite
                                                      -----          ----
     Total.........................................     3.7           0.0
                                                      -----          ----
     Grand total...................................   $79.5          $2.1
                                                      =====          ====

The state insurance licenses have indefinite lives and therefore are not amortized.

The actual amortization for the three months ended December 31, 2002 and estimated amortization for the next five years for VOBA and for intangible assets with finite lives is as follows:

                                                                INTANGIBLE ASSETS
(IN MILLIONS)                                           VOBA    WITH FINITE LIVES    TOTAL
-------------                                           ----    -----------------    -----
Three months ended December 31, 2002..................  $2.1          $0.0           $2.1
2003..................................................  $9.1          $0.1           $9.2
2004..................................................  $7.7          $0.1           $7.8
2005..................................................  $7.1          $0.1           $7.2
2006..................................................  $6.5          $0.2           $6.7
2007..................................................  $6.4          $0.2           $6.6

(7)  FEDERAL INCOME TAX

The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2002 were as follows:

(IN MILLIONS)
-------------
DEFERRED TAX ASSETS
  Equity securities.........................................  $ 0.1
  Future policy benefits....................................   29.4
  DAC.......................................................    8.6
  Equity securities and other long-term investments.........    1.5
                                                              -----
     Total gross deferred tax assets........................   39.6
  Less valuation allowance..................................     --
                                                              -----
  Net deferred tax assets...................................   39.6
                                                              -----
DEFERRED TAX LIABILITIES
  VOBA......................................................   22.8
  Fixed maturity securities.................................    1.5
  Other assets and other liabilities........................    4.9
  Other.....................................................    1.7
                                                              -----
     Total gross deferred tax liabilities...................   30.9
                                                              -----
  Net deferred tax asset....................................  $ 8.7
                                                              =====

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2002, the Company had a realized capital loss carryforward of $4.4 million. Management believes that it is more likely than not that the Company will generate sufficient realized capital gains within the appropriate carryforward period to offset the realized capital losses. Deferred tax assets have been recorded to reflect the tax benefits of these realized capital losses.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the three months ended December 31, 2002.

The Company's current federal income tax receivable was $1.6 million as of December 31, 2002.

Federal income tax expense attributable to income for the three months ended December 31, 2002 was as follows:

(IN MILLIONS)
-------------
Current.....................................................  $1.8
Deferred....................................................    --
                                                              ----
                                                              $1.8
                                                              ====

Total federal income tax expense for the three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense as follows:

(IN MILLIONS)                                                 AMOUNT     %
-------------                                                 ------    ----
Computed (expected) tax expense.............................  $ 1.4     35.0
Tax exempt interest and dividends received deduction........   (0.2)    (5.0)
Other, net..................................................    0.6     15.0
                                                              -----     ----
  Total (effective rate of each year).......................  $ 1.8     45.0
                                                              =====     ====

There were no federal income taxes (refunded) paid during the three months ended December 31, 2002.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(8)  COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the three months ended December 31, 2002 were as follows:

(IN MILLIONS)
-------------
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
     Gross..................................................   $ 4.9
     Adjustment to VOBA.....................................    (2.7)
     Related federal income tax expense.....................    (0.8)
                                                               -----
       Net..................................................     1.4
                                                               -----
Reclassification adjustment for net losses on securities
  available-for-sale realized during the period:
     Gross..................................................     0.2
     Related federal income tax benefit.....................    (0.1)
                                                               -----
       Net..................................................     0.1
                                                               -----
Other comprehensive income on securities
  available-for-sale........................................   $ 1.5
                                                               =====

(9)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

     Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the balance sheet for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

     Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

     Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2002:

                                                              CARRYING    ESTIMATED
(IN MILLIONS)                                                  AMOUNT     FAIR VALUE
-------------                                                 --------    ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities............................   $355.4       $355.4
       Equity securities....................................      3.8          3.8
     Mortgage loans on real estate, net.....................     64.6         65.5
     Policy loans...........................................     14.3         14.3
  Assets held in separate accounts..........................    671.6        671.6
LIABILITIES
  Investment contracts......................................    366.5        339.5
  Policy reserves on life insurance contracts...............     87.6         60.1
  Liabilities related to separate accounts..................    671.6        671.6

(10)  RISK DISCLOSURES

The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

     Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheet.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $7.1 million extending into 2003 were outstanding as of December 31, 2002. The Company also had no commitments to purchase fixed maturity securities outstanding as of December 31, 2002. At December 31, 2002, the Company had outstanding limited partnership commitments of $0.6 million.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit claims
     (GMDB), which may require the Company to accelerate the amortization of VOBA and DAC.

     The Company's individual variable life and annuity products include GMDB features which may provide a death benefit in excess of the policy account value as a result of declines in the underlying account value. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $3.2 billion before reinsurance and $0.8 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $0.9 million.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 20.0% in any geographic area and no more than 4.9% with any one borrower as of December 31, 2002. As of December 31, 2002, 13.6% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

     Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements that are net of reinsurance activity (in millions):

                                                              CEDED TO      ASSUMED
                                                   GROSS        OTHER      FROM OTHER      NET
                                                   AMOUNT     COMPANIES    COMPANIES      AMOUNT
                                                  --------    ---------    ----------    --------
DECEMBER 31, 2002:
Life insurance in force.........................  $4,961.6    $2,106.4       $18.6       $2,873.8
                                                  ========    ========       =====       ========
Life insurance premiums.........................  $    3.3    $    0.8       $  --       $    2.5
                                                  ========    ========       =====       ========
Accident & health premiums......................  $     --    $     --       $  --       $     --
                                                  ========    ========       =====       ========

     Collateral -- Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. No securities were on loan as of December 31, 2002.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the period presented herein.

The statutory capital and surplus of the Company as of December 31, 2002 was $32.2 million. The statutory net loss of the Company for the three months ended December 31, 2002 was $(0.5) million.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval.

(12)  RELATED PARTY TRANSACTIONS

NLICA and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $3.0 million for the three months ended December 31, 2002.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2002 approximated $54.3 million.

(13)  CONTINGENCIES

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(14)  SEGMENT INFORMATION

The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Annuity and Life Insurance.

The Individual Annuity segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Life Insurance segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments.

The following tables summarize the financial results of the Company's business segments for the three months ended December 31, 2002.

                                                     INDIVIDUAL      LIFE
(IN MILLIONS)                                         ANNUITY      INSURANCE    CORPORATE     TOTAL
-------------                                        ----------    ---------    ---------    --------
Net investment income..............................    $  4.9       $  0.6       $  0.1      $    5.6
Other operating revenue............................       2.8          7.0           --           9.8
                                                       ------       ------       ------      --------
  Total operating revenue..........................       7.7          7.6          0.1          15.4
                                                       ------       ------       ------      --------
Interest credited to policyholder account
  balances.........................................       3.0          0.2           --           3.2
Amortization of DAC................................        --          0.8           --           0.8
Amortization of VOBA...............................       2.1           --           --           2.1
Other benefits and expenses........................       0.9          4.2           --           5.1
                                                       ------       ------       ------      --------
  Total benefits and expenses......................       6.0          5.2           --          11.2
                                                       ------       ------       ------      --------
Operating income (loss) before federal income tax
  expense..........................................       1.7          2.4          0.1           4.2
Net realized losses on investments.................        --           --         (0.2)         (0.2)
                                                       ------       ------       ------      --------
Income (loss) before federal income tax expense....    $  1.7       $  2.4       $ (0.1)     $    4.0
                                                       ======       ======       ======      ========
Assets as of December 31, 2002.....................    $953.2       $240.3       $ 12.5      $1,206.0
                                                       ======       ======       ======      ========

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
        FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEARS ENDED
                           DECEMBER 31, 2001 AND 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Providentmutual Life and Annuity Company of America:

     We have audited the accompanying balance sheet of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the related statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the 2002 financial statements referred to above present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the results of its operations and its cash flows for the nine month period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America:

In our opinion, the balance sheet as of December 31, 2001 and the related statements of operations, changes in equity and cash flows for each of the two years in the period ended December 31, 2001 present fairly, in all material respects, the financial position, results of operations and cash flows of Providentmutual Life and Annuity Company of America at December 31, 2001 and for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEETS
                                 (IN THOUSANDS)

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2002             2001
                                                              -------------    ------------
ASSETS
Investments:
  Securities available for sale, at fair value:
     Fixed maturity securities (cost: 2002-$336,639;
      2001-$342,574)........................................   $  348,611       $  340,602
     Equity securities (cost: 2002-$176; 2001-$176).........          500              348
  Mortgage loans............................................       55,329           61,013
  Real estate...............................................          372              656
  Policy loans..............................................       15,465           15,685
  Other invested assets.....................................        4,213            6,368
                                                               ----------       ----------
       Total investments....................................      424,490          424,672
                                                               ----------       ----------
Cash and cash equivalents...................................          633            2,579
Premiums due................................................          101              245
Investment income due and accrued...........................        6,379            6,450
Deferred policy acquisition costs...........................      135,557          149,500
Reinsurance recoverable.....................................        5,537            6,492
Separate account assets.....................................      671,249          963,281
Other assets................................................        7,285            7,146
                                                               ----------       ----------
       Total assets.........................................   $1,251,231       $1,560,365
                                                               ==========       ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................   $  462,114       $  477,411
  Other policy obligations..................................        1,074            2,170
                                                               ----------       ----------
       Total policy liabilities.............................      463,188          479,581
                                                               ----------       ----------
Payable to parent...........................................          866               --
Deferred income taxes payable...............................        8,297            7,817
Separate account liabilities................................      671,249          963,281
Other liabilities...........................................        2,735            3,384
                                                               ----------       ----------
       Total liabilities....................................    1,146,335        1,454,063
                                                               ----------       ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 8, 9, AND 11
EQUITY
  Common stock, $10 par value; authorized 500 shares; issued
     and outstanding 250 shares.............................        2,500            2,500
  Contributed capital in excess of par......................       49,165           49,165
  Retained earnings.........................................       50,497           55,854
  Accumulated other comprehensive income:
     Net unrealized appreciation (depreciation) on
      securities............................................        2,734           (1,217)
                                                               ----------       ----------
       Total equity.........................................      104,896          106,302
                                                               ----------       ----------
       Total liabilities and equity.........................   $1,251,231       $1,560,365
                                                               ==========       ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                              NINE MONTHS        YEARS ENDED
                                                                 ENDED           DECEMBER 31,
                                                             SEPTEMBER 30,    ------------------
                                                                 2002          2001       2000
                                                             -------------    -------    -------
REVENUES
Policy and contract charges................................    $ 21,918       $30,623    $30,273
Premiums...................................................       6,536        11,143     22,283
Net investment income......................................      21,350        29,645     30,541
Other (loss) income........................................         (39)        1,214      1,459
Net realized losses on investments.........................     (12,004)       (3,572)    (1,457)
                                                               --------       -------    -------
  Total revenues...........................................      37,761        69,053     83,099
                                                               --------       -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits...............................       8,903        11,111     13,551
Change in future policyholder benefits.....................      12,152        20,940     29,556
Commissions and operating expenses.........................      26,144        20,931     30,239
Policyholder dividends.....................................         940         1,294      1,161
                                                               --------       -------    -------
  Total benefits and expenses..............................      48,139        54,276     74,507
                                                               --------       -------    -------
     (Loss) income before income taxes.....................     (10,378)       14,777      8,592
Income tax (benefit) expense:
  Current..................................................      (3,374)       (1,475)     1,135
  Deferred.................................................      (1,647)        4,524        637
                                                               --------       -------    -------
     Total income tax (benefit) expense....................      (5,021)        3,049      1,772
                                                               --------       -------    -------
       Net (loss) income...................................    $ (5,357)      $11,728    $ 6,820
                                                               ========       =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                        STATEMENTS OF CHANGES IN EQUITY
 NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEARS ENDED DECEMBER 31, 2001 AND
                                      2000
                                 (IN THOUSANDS)

                                                                                     NET
                                                       CONTRIBUTED                UNREALIZED
                                     COMMON              CAPITAL                 APPRECIATION
                                     STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                     SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES     EQUITY
                                     ------   ------   -----------   --------   --------------   --------
Balance at January 1, 2000.........   250     $2,500     $44,165     $37,306       $(3,835)      $ 80,136
                                                                                                 --------
  Comprehensive income
     Net income....................    --        --           --       6,820            --          6,820
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale.....................    --        --           --          --           337            337
                                                                                                 --------
  Total comprehensive income.......                                                                 7,157
  Capital contribution from
     parent........................    --        --        5,000          --            --          5,000
                                      ---     ------     -------     -------       -------       --------
Balance at December 31, 2000.......   250     2,500       49,165      44,126        (3,498)        92,293
                                                                                                 --------
  Comprehensive income
     Net income....................    --        --           --      11,728            --         11,728
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale.....................    --        --           --          --         2,281          2,281
                                                                                                 --------
  Total comprehensive income.......                                                                14,009
                                      ---     ------     -------     -------       -------       --------
Balance at December 31, 2001.......   250     2,500       49,165      55,854        (1,217)       106,302
                                                                                                 --------
  Comprehensive income
     Net loss......................    --        --           --      (5,357)           --         (5,357)
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale.....................    --        --           --          --         3,951          3,951
                                                                                                 --------
  Total comprehensive income.......                                                                (1,406)
                                      ---     ------     -------     -------       -------       --------
Balance at September 30, 2002......   250     $2,500     $49,165     $50,497       $ 2,734       $104,896
                                      ===     ======     =======     =======       =======       ========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                               NINE MONTHS
                                                                  ENDED       YEARS ENDED DECEMBER 31,
                                                              SEPTEMBER 30,   -------------------------
                                                                  2002           2001          2000
                                                              -------------   ----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income...........................................    $ (5,357)      $ 11,728      $   6,820
Adjustments to reconcile net (loss) income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................      12,873         20,106         23,279
  Amortization of deferred policy acquisition costs.........      20,707         15,335         24,379
  Capitalization of deferred policy acquisition costs.......     (12,778)       (30,436)       (34,336)
  Deferred income taxes.....................................      (1,647)         4,524            637
  Net realized losses on investments........................      12,004          3,572          1,457
  Change in reinsurance recoverable.........................         955         (1,467)        (1,510)
  Change in policy liabilities..............................     (14,415)       (20,592)       (21,492)
  Other, net................................................         988         (8,451)        (1,029)
                                                                --------       --------      ---------
    Net cash provided by (used in) operating activities.....      13,330         (5,681)        (1,795)
                                                                --------       --------      ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............       8,810         36,518         27,576
  Equity securities available for sale......................          --              3            113
  Real estate...............................................          --            891            489
  Other invested assets.....................................         191          1,446            303
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............      47,617         43,448         35,151
  Fixed maturity securities held to maturity................          --             --         14,653
  Mortgage loans............................................       5,598          4,020          6,369
Purchases of investments:
  Fixed maturity securities available for sale..............     (61,065)       (86,757)       (54,214)
  Fixed maturity securities held to maturity................          --             --         (3,290)
  Equity securities available for sale......................          --             --             (5)
  Mortgage loans............................................          --         (4,930)        (9,125)
  Real estate...............................................          --             (3)            (6)
  Other invested assets.....................................        (270)          (368)        (2,233)
Contributions of separate account seed money................          --             --           (350)
Policy loans, net...........................................         220         (1,180)        (3,337)
                                                                --------       --------      ---------
    Net cash provided by (used in) investing activities.....       1,101         (6,912)        12,094
                                                                --------       --------      ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....      62,540        174,795        204,658
Variable universal life and investment product
  withdrawals...............................................     (78,917)      (163,656)      (221,934)
Capital contribution from parent............................          --             --          5,000
                                                                --------       --------      ---------
    Net cash (used in) provided by financing activities.....     (16,377)        11,139        (12,276)
                                                                --------       --------      ---------
    Net change in cash and cash equivalents.................      (1,946)        (1,454)        (1,977)
Cash and cash equivalents, beginning of period..............       2,579          4,033          6,010
                                                                --------       --------      ---------
Cash and cash equivalents, end of period....................    $    633       $  2,579      $   4,033
                                                                ========       ========      =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash (received) paid during the period for income taxes.....    $ (2,790)      $  2,625      $   2,500
                                                                ========       ========      =========
Foreclosure of mortgage loans...............................    $     --       $     --      $     653
                                                                ========       ========      =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  BACKGROUND

Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

The Company sells certain variable annuity and traditional life insurance products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company also maintains blocks of individual variable and fixed annuities. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 18 states accounted for 79% of the Company's sales for the nine months ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the nine months ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 13), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

Amounts disclosed in the footnotes are denoted in thousands of dollars.

Statutory net (loss) income was $(9,577), $(4,212) and $603 for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively. Statutory surplus was $31,617 and $39,180 as of September 30, 2002 and December 31, 2001, respectively.

The preparation of the accompanying financial statements in conformity with GAAP required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and Federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes. Until December 31, 2000, fixed maturity securities that the Company had the intent and ability to hold to maturity were designated as "held to maturity" and reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

Equity securities (common stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $806 and $845 at September 30, 2002 and December 31, 2001, respectively.

Policy loans are reported at unpaid principal balances.

Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

Other invested assets consist of limited partnerships and the Company's separate account seed money. The limited partnerships are carried on the equity method. The separate account seed money is carried at fair value.

Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life and Investment-Type Products

Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Variable Life and Investment-Type Products

Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to account balances and benefit payments made in excess of policy account balances. Investment performance for variable life insurance policies and variable annuity contracts is credited to the account balance based on the investment performance of separate accounts chosen by the policyholder/contractowner. For other policies, the account balances were credited interest at rates that ranged from 3.0% to 10.0% for the 2002 period.

  Traditional Life Insurance

Premiums for individual life policies are recognized when due.

Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Deferred Policy Acquisition Costs

The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations. Participating life insurance in force was 8% and 9% of face value of total life insurance in force at September 30, 2002 and December 31, 2001, respectively.

REINSURANCE

Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

SEPARATE ACCOUNTS

Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractowners and variable life insurance policyholders.

The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives.

FEDERAL INCOME TAXES

The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the financial statements.

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

NEW ACCOUNTING PRONOUNCEMENTS

In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The adoption of SFAS 142 did not have any impact on the financial position or results of operations of the Company.

In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the financial statements other than reclassification of securities from "held to maturity" to "available for sale".

In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002 and December 31, 2001:

                                        SEPTEMBER 30, 2002        DECEMBER 31, 2001
                                       --------------------    ------------------------
                                         FAIR      CARRYING       FAIR        CARRYING
                                        VALUE       VALUE        VALUE         VALUE
                                       --------    --------    ----------    ----------
ASSETS
Investments available for sale:
  Fixed maturity securities..........  $348,611    $348,611      $340,602      $340,602
  Equity securities..................      $500        $500          $348          $348
Mortgage loans.......................   $61,145     $55,329       $62,842       $61,013
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without life
  contingencies......................    $7,905      $7,501        $7,715        $7,368
Individual annuities.................  $888,524    $903,163    $1,164,643    $1,187,396

The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

Bonds and common stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

MORTGAGE LOANS

Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

POLICY LOANS

Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4.  INVESTMENTS

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 and December 31, 2001 are as follows:

                                                                  SEPTEMBER 30, 2002
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  5,765      $   977            --      $  6,742
Obligations of states and political
  subdivisions..................................       537           44            --           581
Corporate securities............................   310,807       16,157        $5,905       321,059
Mortgage-backed securities......................    19,530          699            --        20,229
                                                  --------      -------        ------      --------
  Subtotal -- fixed maturities..................   336,639       17,877         5,905       348,611
Equity securities...............................       176          324            --           500
                                                  --------      -------        ------      --------
  Total.........................................  $336,815      $18,201        $5,905      $349,111
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 2001
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  5,766       $  601            --      $  6,367
Obligations of states and political
  subdivisions..................................       969           40            --         1,009
Corporate securities............................   320,770        7,179       $10,292       317,657
Mortgage-backed securities......................    15,069          526            26        15,569
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   342,574        8,346        10,318       340,602
Equity securities...............................       176          202            30           348
                                                  --------       ------       -------      --------
  Total.........................................  $342,750       $8,548       $10,348      $340,950
                                                  ========       ======       =======      ========

The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows:

                                                                           ESTIMATED
                                                              AMORTIZED       FAIR
AVAILABLE FOR SALE                                              COST         VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $ 63,612      $ 63,454
Due after one year through five years.......................   138,074       142,004
Due after five years through ten years......................    75,592        80,565
Due after ten years.........................................    59,361        62,588
                                                              --------      --------
  Total.....................................................  $336,639      $348,611
                                                              ========      ========

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

Realized (losses) gains on investments for the nine months ended September 30, 2002 and years ended December 31, 2001 and 2000 are summarized as follows:

                                                         2002       2001       2000
                                                       --------    -------    -------
Fixed maturities.....................................  $(10,456)   $(3,565)   $(1,099)
Equity securities....................................        --         (2)        57
Real estate..........................................      (284)        (5)      (415)
Mortgage loans.......................................        38         --         --
Other invested assets................................    (1,302)        --         --
                                                       --------    -------    -------
                                                       $(12,004)   $(3,572)   $(1,457)
                                                       ========    =======    =======

Realized losses due to other-than-temporary declines of fair value on fixed maturities were $9,715 for the nine months ended September 30, 2002 and $3,965 and $300 for the years ended December 31, 2001 and 2000, respectively.

Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 and the twelve months ended December 31, 2001 and 2000 were $8,810, $36,518 and $27,576, respectively. Gross gains of $328, $1,066 and $197 were realized on sales of fixed maturities in the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

Net unrealized (depreciation) appreciation on available for sale securities as of September 30, 2002 and December 31, 2001 is summarized as follows:

                                                               2002       2001
                                                              -------    -------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $11,972    $(1,972)
  Equities..................................................      324        172
  Separate account seed money...............................   (1,190)      (713)
                                                              -------    -------
                                                               11,106     (2,513)
  Adjustment to deferred policy acquisition costs...........   (5,375)       640
  Adjustment to future policyholder benefits................   (1,526)        --
  Deferred Federal income taxes.............................   (1,471)       656
                                                              -------    -------
Net unrealized appreciation (depreciation)..................  $ 2,734    $(1,217)
                                                              =======    =======

Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000:

                                                         2002       2001       2000
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $17,674    $24,229    $22,586
  Held to maturity....................................       --         --      2,880
Equity securities.....................................       --          1          7
Mortgage loans........................................    3,593      4,964      4,842
Real estate...........................................       --         97        300
Policy loans..........................................      567        765        606
Cash and cash equivalents.............................      138        427        455
Other, net............................................       (4)       459        216
                                                        -------    -------    -------
                                                         21,968     30,942     31,892
Less investment expenses..............................     (618)    (1,297)    (1,351)
                                                        -------    -------    -------
Net investment income.................................  $21,350    $29,645    $30,541
                                                        =======    =======    =======

There were $6,695 of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

5.  MORTGAGE LOANS

The carrying value of impaired loans at September 30, 2002 and December 31, 2001 was $694 and $245, which were net of reserves of $16 and $164, respectively. A reconciliation of the reserve balance, including general reserves, for mortgage loans as of September 30, 2002 and December 31, 2001 is as follows:

                                                              2002    2001
                                                              ----    ----
Balance at January 1........................................  $845    $740
Provision, net of recoveries................................   (39)    105
                                                              ----    ----
Balance at end of period....................................  $806    $845
                                                              ====    ====

The average recorded investment in impaired loans was $470 and $123 as of September 30, 2002 and December 31, 2001, respectively. Interest income recognized on impaired loans during the nine months ended September 30, 2002 and the years ended December 2001 and 2000 was $46, $41 and $0, respectively. All interest income on impaired loans was recognized on the cash basis.

6.  REAL ESTATE

Real estate totaled $372 and $656 as of September 30, 2002 and December 31, 2001, respectively. There was no depreciation expense for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000. Fair value writedowns were $284, $0 and $411 in 2002, 2001 and 2000, respectively.

7.  DEFERRED POLICY ACQUISITION COSTS

A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 is as follows:

                                                       2002        2001        2000
                                                     --------    --------    --------
Balance at January 1,..............................  $149,500    $139,063    $133,347
Expenses deferred..................................    12,778      30,436      34,336
Amortization of DAC................................   (20,707)    (15,335)    (24,379)
Effect on DAC from unrealized (gains) losses.......    (6,014)     (4,664)     (4,241)
                                                     --------    --------    --------
Balance at end of period...........................  $135,557    $149,500    $139,063
                                                     ========    ========    ========

As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $10.7 million, before tax, or $7.0 million, net of $3.7 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $1.3 million and Asset Accumulation -- $5.7 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

8.  FEDERAL INCOME TAXES

The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax (loss) income as follows:

                                                        NINE
                                                    MONTHS ENDED        YEAR ENDED,
                                                    SEPTEMBER 30,       DECEMBER 31,
                                                    -------------    ------------------
                                                        2002          2001       2000
                                                    -------------    -------    -------
Federal income tax at statutory rate of 35%.......     $(3,632)      $ 5,172    $ 3,007
  Current year equity tax.........................          --           287        528
  True down of prior years' equity tax............        (751)         (585)      (664)
  Dividend received deduction.....................        (638)       (1,735)    (1,099)
  Other...........................................          --           (90)        --
                                                       -------       -------    -------
(Benefit) provision for Federal income tax from
  operations......................................     $(5,021)      $ 3,049    $ 1,772
                                                       =======       =======    =======

Components of the Company's net deferred income tax liability are as follows at September 30, 2002 and December 31, 2001:

                                                               2002       2001
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,179    $44,006
Net unrealized gain on available for sale securities........    4,304         --
Other.......................................................    1,032         --
                                                              -------    -------
  Total deferred tax liability..............................   44,515     44,006
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   29,076     31,810
Invested assets.............................................    6,900      3,277
Policyholder dividends......................................      242        239
Net unrealized loss on available for sale securities........       --        655
Other.......................................................       --        208
                                                              -------    -------
  Total deferred tax asset..................................   36,218     36,189
                                                              -------    -------
Net deferred tax liability..................................  $ 8,297    $ 7,817
                                                              =======    =======

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. Upon review of the deferred tax assets, no valuation allowance was established in 2002 or 2001.

Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions that would subject the Account to current taxation.

The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

9.  REINSURANCE

In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                            CEDED TO      ASSUMED
                                               GROSS         OTHER       FROM OTHER       NET
                                               AMOUNT      COMPANIES     COMPANIES       AMOUNT
                                             ----------    ----------    ----------    ----------
SEPTEMBER 30, 2002:
Life insurance in force....................  $4,901,151    $3,008,735     $11,211      $1,903,627
                                             ==========    ==========     =======      ==========
Premiums...................................  $    7,732    $    1,322     $   126      $    6,536
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  461,004    $    5,537     $ 1,110      $  456,577
                                             ==========    ==========     =======      ==========
DECEMBER 31, 2001:
Life insurance in force....................  $4,659,781    $3,611,320     $12,581      $1,061,042
                                             ==========    ==========     =======      ==========
Premiums...................................  $   14,596    $    3,502     $    49      $   11,143
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  476,104    $    6,492     $ 1,307      $  470,919
                                             ==========    ==========     =======      ==========
DECEMBER 31, 2000:
Life insurance in force....................  $4,019,597    $3,106,563     $18,600      $  931,634
                                             ==========    ==========     =======      ==========
Premiums...................................  $   23,230    $    1,027     $    80      $   22,283
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  465,466    $    5,025     $ 1,549      $  461,990
                                             ==========    ==========     =======      ==========

A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered single premium deferred annuities (SPDA) issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at September 30, 2002 and December 31, 2001. Deposits ceded for the nine months ended September 30, 2002 and the year ended December 31, 2001 were $85 and $848, respectively.

Approximately $2,829,112 and $1,969,853 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at September 30, 2002 and December 31, 2001, respectively. Premiums and deposits ceded were $2,500 and $1,715 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Reinsurance recoverables at September 30, 2002 and December 31, 2001 were $208 and $110, respectively.

10.  RELATED PARTY TRANSACTIONS

Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $10,466, $17,602 and $16,848 for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at September 30, 2002 and December 31, 2001 approximated $56,480 and $62,031, respectively.

11.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying balance sheets.

At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $588. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at September 30, 2002 or December 31, 2001.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002 and December 31, 2001, carrying value of approximately $37,562 and $22,373, respectively, in debt security investments (10.7% and 6.6%, respectively, of the total debt security portfolio) were considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

Debt security investments with a carrying value at September 30, 2002 of $2,311 were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $495, $486 and $177 for the for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

The Company's debt security investments did not exceed 8% of total assets in any industry at both September 30, 2002 and December 31, 2001.

  Mortgage Loans

The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

At September 30, 2002, there were no delinquent mortgage loans (i.e., a loan where payments on principal and/or interest are over 90 days past due). There was one delinquent mortgage loan in the amount of $245 as of December 31, 2001. Foregone interest related to loans in default totaled $25, $2 and $21 for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

RISK-BASED CAPITAL

The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval.

LITIGATION AND UNASSERTED CLAIMS

Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or its results of operations.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

12.  COMPREHENSIVE INCOME

The components of other comprehensive income are as follows:

                                                    BEFORE           TAX           NET OF
                                                     TAX          (EXPENSE)         TAX
                                                    AMOUNT         BENEFIT         AMOUNT
                                                  ----------    -------------    ----------
NINE MONTHS ENDED SEPTEMBER 30, 2002
  Net unrealized (depreciation) appreciation on
     securities available for sale, DAC and
     reserves...................................   $(5,926)        $ 2,074        $(3,852)
  Less: reclassification adjustment for losses
     realized in net income (loss)..............    12,004          (4,201)         7,803
                                                   -------         -------        -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC and reserves.......   $ 6,078         $(2,127)       $ 3,951
                                                   =======         =======        =======
YEAR ENDED DECEMBER 31, 2001
  Net unrealized (depreciation) appreciation on
     securities available for sale, and DAC.....   $   (64)        $    23        $   (41)
  Less: reclassification adjustment for losses
     realized in net income.....................     3,572          (1,250)         2,322
                                                   -------         -------        -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC....................   $ 3,508         $(1,227)       $ 2,281
                                                   =======         =======        =======
YEAR ENDED DECEMBER 31, 2000
  Net unrealized (depreciation) appreciation on
     securities available for sale and DAC......   $  (938)        $   328        $  (610)
  Less: reclassification adjustment for losses
     realized in net income.....................     1,457            (510)           947
                                                   -------         -------        -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC....................   $   519         $  (182)       $   337
                                                   =======         =======        =======

13.  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA). Simultaneously, the Company changed its name to Nationwide Life and Annuity Company of America.

The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C

                               OTHER INFORMATION

Item 27.  Exhibits


1.   Board of Directors Resolutions.
     a) Resolution adopted by the Board of Directors of Providentmutual Life and Annuity Company of America authorizing establishment of the Providentmutual Variable
          Life Separate Account(1)
     b) Resolution adopted by the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual
          Variable Life Separate Account(1)
     c) Resolution adopted by the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual
          Variable Life Separate Account(2)
     d) Resolution adopted by the Board of Directors of Providentmutual Life and Annuity Company of America authorizing additional Subaccounts of the Providentmutual
          Variable Life Separate Account(3)
     e)   Resolution adopted by the Board of Directors of Nationwide
          Life and Annuity Company of America authorizing additional
          Subaccounts of the Nationwide Provident VLI Separate Account
          A(13)
2.   Custodian Agreements. Not applicable.
3.   Underwriting Contracts.
     a) Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and
          Providentmutual Variable Life Separate Account(1)
     b)   Personal Producing General Agent's Agreement and
          Supplement(1)
     c)   Personal Producing Agent's Agreement and Supplement(1)
     d)   Producing General Agent's Agreement and Supplement(1)
     e)   Form of Selling Agreement between PML Securities, Inc. and
          Broker/Dealers(1)
4.   Contracts.
     a)   Individual Flexible Premium Adjustable Variable Life
          Insurance Policy (Form VL205)(13)
     b)   Individual Flexible Premium Adjustable Variable Life
          Insurance Policy -- Employee Benefit Series (Unisex Version)
          (Form VL206)(13)
     c)   Convertible Term Life Rider (Form PLC308)(1)
     d)   Additional Insurance Benefit Rider (Form R2308)(4)
     e)   Children's Term Rider (Form PLC306)(4)
     f)   Extension of Final Policy Date Rider (Form PLC822)(1)
     g)   Change of Insured Rider (Form PLC905)(1)
     h)   Disability Waiver Benefit Rider (Form R2901)(4)
     i)   Disability Waiver of Premium Benefit Rider (Form PLC903)(4)
     j)   Qualify as Section 403(b) Rider (Form PLC827)(5)
     k)   Accelerated Death Benefit Rider (Form PLC/0904)(6)
     l)   Long Term Care Acceleration Benefit Rider (Form R2100)(7)
     m)   Long Term Care Extended Insurance Benefit Rider (Form
          R2102)(7)
     n)   Long Term Care Waiver Benefit Rider (Form R2101)(7)

     o)   Accelerated Death Benefit Rider (Form R2904)(7)
     p)   Change of Insured Rider (Form PLC 901)
5.   Applications.
     a)   Form of Application (Form A3 and A4)(2)
     b)   Form of Supplemental Application -- Initial Allocation
          Schedule (Form A65)(9)
     c)   Supplemental Application for Long Term Care Benefits (Form
          A624.01)(7)
6.   Depositor's Certificate of Incorporation and By-Laws.
     a)   Charter of Providentmutual Life and Annuity Company of
          America(6)
     b)   By-Laws of Providentmutual Life and Annuity Company of
          America(6)
     c)   Charter of Nationwide Life and Annuity Company of
          America(13)
7.   Reinsurance Contracts.
     a) Amendment Number 3 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation(13)
     b) Amendment Number 4 to the Reinsurance Agreement No. 2728 between Providentmutual Life and Annuity Company of America and ERC Life Reinsurance Corporation(13)
     c)   Automatic Reinsurance Agreement No. 2728 between
          Providentmutual Life and Annuity Company of America and
          Phoenix Home Life Mutual Insurance Company(13)
     d)   YRT Agreement No. 5920-5 between Providentmutual Life and
          Annuity Company of America and Transamerica Occidental Life
          Insurance Company(13)
     e)   YRT Agreement No. 5920-6 between Providentmutual Life and
          Annuity Company of America and Transamerica Occidental Life
          Insurance Company(13)
     f)   Single Life Permanent Pool (ERC)(9)
     g)   Single Life Permanent Pool (RGA)(9)
     h)   Automatic and Facultative YRT Reinsurance Agreement No.
          8145-00-00 between Provident Mutual Life Insurance Company,
          Providentmutual Life and Annuity Company of America, and RGA
          Reinsurance Company(9)
     i)   Addendum No. 8145-01-00 to the Automatic and Facultative
          Reinsurance Agreement between Provident Mutual Life
          Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company(9)
     j)   Automatic Yearly Renewable Term Reinsurance Agreement No.
          P226-105 between Provident Mutual Life Insurance Company and
          General & Cologne Life Re of America(9)
     k)   Automatic Yearly Renewable Term Reinsurance Agreement No.
          P226-106 between Provident Mutual Life Insurance Company and
          General & Cologne Life Re of America(9)
8.   Participation Agreements.
     a)   Participation Agreement among Market Street Fund, Inc.,
          Providentmutual Life and Annuity Company of America and PML
          Securities, Inc.(6)
     b)   Participation Agreement among Variable Insurance Products
          Fund, Fidelity Corporation and Providentmutual Life and
          Annuity Company of America(5)
     c)   Participation Agreement among Variable Insurance Products
          Fund II, Fidelity Corporation and Providentmutual Life and
          Annuity Company of America(5)
     d)   Participation Agreement among Market Street Fund,
          Providentmutual Life and Annuity Company of America and 1717
          Capital Management Company(8)
     e)   Second Amendment to Participation Agreement among
          Providentmutual Life and Annuity Company of America,
          Variable Insurance Products Fund, and Fidelity Distributors
          Corporation(3)

     f)   Second Amendment to Participation Agreement among
          Providentmutual Life and Annuity Company of America,
          Variable Insurance Products Fund II, and Fidelity
          Distributors Corporation(3)
     g)   Form of Participation Agreement among Gartmore Variable
          Insurance Trust, Nationwide Life Insurance Company of
          America, and Nationwide Life and Annuity Company of
          America(9)
     h)   Form of Participation Agreement among Vanguard Variable
          Insurance Fund, Nationwide Life Insurance Company of
          America, and Nationwide Life and Annuity Company of
          America(9)
     i)   Shareholder Services Agreement among Provident Mutual Life
          Insurance Company, Providentmutual Life and Annuity Company of America and American Century Investment Services,
          Inc.(10)
     j)   Participation Agreement among Dreyfus Variable Investment
          Fund, Providentmutual Life and Annuity Company of America and Premier Mutual Fund Services, Inc.(12)
     k)   First Amendment to Participation Agreement between Dreyfus
          Variable Investment Fund and Providentmutual Life and
          Annuity Company of America(3)
     l)   Second Amendment to Participation Agreement between Dreyfus
          Variable Investment Fund and Providentmutual Life and
          Annuity Company of America(3)
     m)   Participation Agreement among Insurance Management Series,
          Providentmutual Life and Annuity Company of America and
          Federated Securities Corp.(12)
     n)   Amendment to Participation Agreement by and among Provident
          Mutual Life Insurance Company, Providentmutual Life and
          Annuity Company of America, Federated Securities Corp., and
          Insurance Management Series(11)
     o)   Participation Agreement between Janus Aspen Series and
          Providentmutual Life and Annuity Company of America(3)
     p)   Participation Agreement among Oppenheimer Variable Account
          Funds, Provident Mutual Life Insurance Company,
          Providentmutual Life and Annuity Company of America, and
          OppenheimerFunds, Inc.(10)
     q)   Support Agreement between Provident Mutual Life Insurance
          Company and Providentmutual Life and Annuity Company of
          America(6)
9.   Administrative Contracts. Not applicable.
10.  Other Material Contracts.
     a)   Powers of Attorney(9)
     b)   Additional Power of Attorney(14)
     c)   Service Agreement between Provident Mutual Life Insurance
          Company of Philadelphia and Providentmutual Life and Annuity
          Company of America(6)
11.  Legal Opinion. Opinion and Consent of James Bernstein,
     Esquire(13)
12.  Actuarial Opinion. Not applicable.
13.  Calculations. Not applicable.
14.  Other Opinions.
     a)   Consent of Sutherland Asbill & Brennan LLP
     b)   Consent of PricewaterhouseCoopers LLP
     c)   Consent of Scott V. Carney, FSA, MAAA
     d)   Consent of KPMG LLP
15. Omitted Financial Statements. No financial statements are omitted from Item 24.

16.  Initial Capital Agreements. Not applicable.
17.  Redeemability Exemption. Description of Nationwide Life and
     Annuity Company of America's Issuance, Transfer and Redemption
     Procedures for Policies.(15)


---------------
 (1) Incorporated herein by reference to post-effective amendment No. 4 to the Form S-6 registration statement for Providentmutual Life and Annuity Company of America filed on May 1, 1998, File No. 33-83138.

 (2) Incorporated herein by reference to post-effective amendment No. 2 to the Form S-6 registration statement for Providentmutual Life and Annuity Company of America filed on April 24, 2000, File No. 333-67775.

 (3) Incorporated herein by reference to post-effective amendment No. 6 to the Form S-6 registration statement for Providentmutual Life and Annuity Company of America filed on April 19, 2002, File No. 333-67775.

 (4) Incorporated herein by reference to pre-effective amendment No. 1 to the Form S-6 registration statement for Providentmutual Life and Annuity Company of America filed on March 4, 1999, File No. 333-67775.

 (5) Incorporated herein by reference to post-effective amendment No. 18 to the Form S-6 registration statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-2625.

 (6) Incorporated herein by reference to post-effective amendment No. 5 to the Form S-6 registration statement for Provident Mutual Life Insurance Company filed on May 1, 1998, File No. 33-65512.

 (7) Incorporated herein by reference to post-effective amendment No. 3 to the Form S-6 registration statement for Providentmutual Life and Annuity Company of America filed on February 8, 2001, File No. 333-67775.

 (8) Incorporated herein by reference to the initial filing of the Form N-4 registration statement for Providentmutual Life and Annuity Company of America filed on April 5, 2001, File No. 333-58310.

 (9) Incorporated herein by reference to pre-effective amendment No. 1 to the Form N-6 registration statement for Nationwide Life Insurance Company of America filed on December 16, 2002, File No. 333-98629.

(10) Incorporated herein by reference to post-effective amendment No. 5 to the Form S-6 registration statement for Provident Mutual Life Insurance Company filed on April 19, 2002, File No. 333-71763.

(11) Incorporated herein by reference to post-effective amendment number 9 to the Form N-4 registration statement for Provident Mutual Life Insurance Company filed on April 25, 2002, File No. 33-70926.

(12) Incorporated herein by reference to post-effective amendment number 8 to the Form N-4 registration statement for Providentmutual Life and Annuity Company of America filed on April 25, 2000, File No. 33-65512.

(13) Incorporated herein by reference to pre-effective amendment number 1 to the Form N-6 registration statement for Nationwide Life and Annuity Company of America filed on December 16, 2002, File No. 333-98631.


(14) Incorporated herein by reference to post-effective amendment number 6 to the Form N-6 registration statement for Nationwide Life Insurance Company of America filed on February 21, 2003, File No. 333-71763.



(15) Incorporated herein by reference to post-effective amendment number 1 to the Form N-6 registration statement for Nationwide Life Insurance Company of America filed on April 24, 2003, File No. 333-98629.

Item 28.  Directors and Officers of the Depositor


       NAME AND PRINCIPAL BUSINESS ADDRESS*               POSITION AND OFFICES WITH DEPOSITOR
       ------------------------------------               -----------------------------------
Joseph J. Gasper**.................................  Director and Vice Chairperson of the Board
W. G. Jurgensen**..................................  Director, Chairperson of the Board, and Chief
                                                     Executive Officer
Richard A. Karas**.................................  Director
Gary D. McMahan....................................  Director, President, and Chief Operating
                                                     Officer
Robert A. Rosholt**................................  Director
Mark R. Thresher**.................................  Director, Senior Vice President, and
                                                     Assistant Treasurer
James D. Benson....................................  Senior Vice President and Treasurer
Scott V. Carney....................................  Senior Vice President and Actuary
Peter D. Cuozzo....................................  Senior Vice President
Patricia R. Hatler**...............................  Senior Vice President, General Counsel, and
                                                     Assistant Secretary
William E. Mabe***.................................  Senior Vice President
Brian W. Nocco**...................................  Senior Vice President and Assistant Treasurer
Denise Sortino***..................................  Senior Vice President
Christine Mullen...................................  Secretary


---------------

  * The principal business address for each officer and director is Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.


 ** The address is One Nationwide Plaza, Columbus, Ohio 43215.

*** The address is 300 Continental Drive, Newark, Delaware 19713.


ITEM 29. Persons Controlled by or Under Common Control With the Depositor or Registrant



  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  1717 Advisory              Pennsylvania                               The company is inactive and formerly
  Services, Inc.                                                        registered as an investment advisor.
  1717 Brokerage             Pennsylvania                               This company is registered as a
  Services, Inc.                                                        broker-dealer.
  1717 Capital               Pennsylvania                               The company is registered as a
  Management Company                                                    broker-dealer and investment advisor.
  1717 Insurance            Massachusetts                               Established to grant proper licensing to
  Agency of                                                             Provident Mutual Companies in
  Massachusetts                                                         Massachusetts.
  1717 Insurance                Texas                                   Established to grant proper licensing to
  Agency of Texas                                                       Provident Mutual Companies in Texas.
  401(k) Companies,             Texas                                   This corporation acts as a holding
  Inc. (The)                                                            company.
  401(k) Company (The)          Texas                                   The corporation is a third-party
                                                                        administrator providing record keeping
                                                                        services for 401(k) plans.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  401(k) Investment             Texas                                   The corporation is an investment advisor
  Advisors, Inc.                                                        registered with the Securities and
                                                                        Exchange Commission.
  401(k) Investment             Texas                                   The corporation is a broker-dealer
  Services, Inc.                                                        registered with the National Association
                                                                        of Securities Dealers, a self-regulatory
                                                                        body of the Securities and Exchange
                                                                        Commission.
  Affiliate Agency of            Ohio                                   The corporation is an insurance agency
  Ohio, Inc.                                                            marketing life insurance and annuity
                                                                        products through financial institutions.
  Affiliate Agency,            Delaware                                 The corporation is an insurance agency
  Inc.                                                                  marketing life insurance and annuity
                                                                        products through financial institutions.
  AGMC Reinsurance      Turks & Caicos Islands                          The corporation is in the business of
  Ltd.                                                                  reinsurance of mortgage guaranty risks.
  AID Finance                    Iowa                                   This corporation is a holding company.
  Services, Inc.
  ALLIED Document                Iowa                                   The corporation provides general printing
  Solutions, Inc.                                                       services to its affiliated companies as
                                                                        well as to unaffiliated companies.
  ALLIED General                 Iowa                                   The corporation acts as a general agent
  Agency Company                                                        and surplus lines broker for property and
                                                                        casualty insurance products.
  ALLIED Group                   Iowa                                   The corporation engages in the direct
  Insurance Marketing                                                   marketing of property and casualty
  Company                                                               insurance products.
  ALLIED Group, Inc.             Iowa                                   The corporation is a property and casualty
                                                                        insurance holding company.
  ALLIED Property and            Iowa                                   The corporation underwrites general
  Casualty Insurance                                                    property and casualty insurance.
  Company
  Allied Texas Agency,          Texas                                   The corporation acts as a managing general
  Inc.                                                                  agent to place personal and commercial
                                                                        automobile insurance with CCMIC for the
                                                                        independent agency companies.
  Allnations, Inc.               Ohio                                   The corporation engages in promoting,
                                                                        extending, and strengthening cooperative
                                                                        insurance organizations throughout the
                                                                        world.
  AMCO Insurance                 Iowa                                   The corporation underwrites general
  Company                                                               property and casualty insurance.
  American Marine              Florida                                  The corporation is an underwriting manager
  Underwriters, Inc.                                                    for ocean cargo and hull insurance.
  Asset Management        England and Wales                             The corporation is a holding company of a
  Holdings, plc                                                         group engaged in the management of pension
                                                                        fund assets, unit trusts and other
                                                                        collective investment schemes, investment
                                                                        trusts and portfolios for corporate
                                                                        clients.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Audenstar Limited         United Kingdom                              To market insurance products and to carry
                                                                        on business in the fields of life,
                                                                        pension, house, motor, marine, fire,
                                                                        employers' liability, accident and other
                                                                        insurance; to act as insurance brokers and
                                                                        consultants and as agents for effecting
                                                                        insurance and obtaining policies in
                                                                        respect of all and every kind of risk and
                                                                        against death, injury or loss arising out
                                                                        of, or through, or in connection with any
                                                                        accidents and against loss or damage to
                                                                        real or personal property.
  Cal-Ag Insurance            California                                The corporation is a small captive
  Services, Inc.                                                        insurance brokerage firm serving
                                                                        principally, but not exclusively, the
                                                                        "traditional" agent producers of CalFarm
                                                                        Insurance Company.
  CalFarm Insurance           California                                The corporation assists agents and
  Agency                                                                affiliated companies in account completion
                                                                        for marketing CalFarm Products.
  CalFarm Insurance           California                                The corporation is a California-based
  Company                                                               multi-line insurance corporation that
                                                                        writes agricultural, commercial, personal
                                                                        and individual health coverages and
                                                                        benefits from the sponsorship of the
                                                                        California Farm Bureau.
  Cap Pro Holding,             Delaware                                 This company operates as a holding
  Inc.                                                                  company.
  Coda Capital               Pennsylvania                               The company is a convertible bond manager.
  Management, LLC
  Colonial County               Texas                                   The corporation underwrites non-standard
  Mutual Insurance                                                      automobile and motorcycle insurance and
  Company                                                               various other commercial liability
                                                                        coverage in Texas.
  Cooperative Service          Nebraska                                 The corporation is an insurance agency
  Company                                                               that sells and services commercial
                                                                        insurance. The corporation also provides
                                                                        loss control and compliance consulting
                                                                        services and audit, compilation, and tax
                                                                        preparation services.
  Corviant Corporation         Delaware                                 The purpose of the corporation is to
                                                                        create a captive distribution network
                                                                        through which affiliates can sell
                                                                        multi-manager investment products,
                                                                        insurance products and sophisticated
                                                                        estate planning services.
  Damian Securities        England & Wales                              The corporation is engaged in investment
  Limited                                                               holding.
  Dancia Life S.A.            Luxembourg                                The purpose of this company is to carry
                                                                        out, on its own behalf or on behalf of
                                                                        third parties, any insurance business
                                                                        including coinsurance, reinsurance
                                                                        relating to human life, whether undertaken
                                                                        in Luxembourg or abroad, all real estate
                                                                        business and all business relating to
                                                                        movable assets, all financial business,
                                                                        and other business related directly to the
                                                                        company's objectives which would promote
                                                                        or facilitate the realization of the
                                                                        company's objective.
  Delfi Realty                 Delaware                                 This is an inactive company.
  Corporation

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Depositors Insurance           Iowa                                   The corporation underwrites general
  Company                                                               property and casualty insurance.
  Dinamica                      Brazil                                  The company participates with other
  Participacoes SA                                                      companies related to the registrant's
                                                                        international operations.
  Discover Insurance          California                                The purpose of the company is to sell
  Agency, LLC                                                           property and casualty insurance products
                                                                        including, but not limited to, automobile
                                                                        or other vehicle insurance and homeowner's
                                                                        insurance.
  Discover Insurance            Texas                                   To sell property and casualty insurance
  Agency of Texas, LLC                                                  products including, but not limited to,
                                                                        automobile or other vehicle insurance and
                                                                        homeowner's insurance.
  DVM Insurance               California                                The company places pet insurance business
  Agency, Inc.                                                          not written by Veterinary Pet Insurance
                                                                        Company outside of California with
                                                                        National Casualty Company.
  F&B, Inc.                      Iowa                                   The corporation is an insurance agency
                                                                        that places business not written by the
                                                                        Farmland Insurance Companies with other
                                                                        carriers.
  Farmland Mutual                Iowa                                   The corporation provides property and
  Insurance Company                                                     casualty insurance primarily to
                                                                        agricultural businesses.
  Fenplace Limited         England & Wales                              Currently inactive.
  Financial Horizons           Alabama                                  The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Alabama, Inc.                                                      products through financial institutions.
  Financial Horizons             Ohio                                   The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Ohio, Inc.                                                         products through financial institutions.
  Financial Horizons           Oklahoma                                 The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Oklahoma, Inc.                                                     products through financial institutions.
  Financial Horizons            Texas                                   The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Texas, Inc.                                                        products through financial institutions.
  Financial Horizons           Oklahoma                                 The corporation is a limited broker-dealer
  Securities                                                            doing business solely in the financial
  Corporation                                                           institutions market.
  Florida Records              Florida                                  The corporation administers the deferred
  Administrator, Inc.                                                   compensation plan for the public employees
                                                                        of the State of Florida.
  Four P Finance             Pennsylvania                               This is an inactive company.
  Company
  G.I.L. Nominees          England & Wales                              The company is dormant within the meaning
  Limited                                                               of Section 249AA of the Companies Act of
                                                                        1985 (English Law).
  Gartmore 1990            England & Wales                              The company is engaged as a general
  Limited                                                               partner in a limited partnership formed to
                                                                        invest in unlisted securities.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Gartmore 1990            England & Wales                              The company is dormant within the meaning
  Trustee Limited                                                       of Section 249AA of the Companies Act of
                                                                        1985 (English Law).
  Gartmore Capital         England & Wales                              The company is engaged in investment
  Management Limited                                                    management and advisory services to
                                                                        business, institutional and private
                                                                        investors.
  Gartmore                     Delaware                                 The corporation is a limited
  Distribution                                                          broker-dealer.
  Services, Inc.
  Gartmore Emerging            Delaware                                 The company acquires and holds interest in
  Managers, LLC                                                         a registered investment advisor and
                                                                        provides investment management services.
  Gartmore Fund            Jersey, Channel                              The company is engaged in investment
  Managers                     Islands                                  administration and support.
  International
  Limited
  Gartmore Fund            England & Wales                              The company is engaged in authorized unit
  Managers Limited                                                      trust management.
  Gartmore Global              Delaware                                 This company operates as a holding
  Asset Management,                                                     company.
  Inc.
  Gartmore Global              Delaware                                 The company acts as a holding company for
  Asset Management                                                      the Gartmore Group and as a registered
  Trust                                                                 investment advisor.
  Gartmore Global              Delaware                                 The company acts as a holding company.
  Investments, Inc.
  Gartmore Global              Delaware                                 The partnership is engaged in investment
  Partners                                                              management.
  Gartmore Global              Delaware                                 The company acts as a holding company.
  Ventures, Inc.
  Gartmore Indosuez UK     England & Wales                              The company is a general partner in two
  Recovery Fund (G.P.)                                                  limited partnerships formed to invest in
  Limited                                                               unlisted securities.
  Gartmore Investment      England & Wales                              The company is engaged in investment
  Limited                                                               management and advisory services to
                                                                        pension funds, unit trusts and other
                                                                        collective investment schemes, investment
                                                                        trusts and portfolios for corporate or
                                                                        other institutional clients.
  Gartmore Investment      England & Wales                              The company is an investment holding
  Management plc                                                        company and provides services to other
                                                                        companies within the Gartmore Group.
  Gartmore Investment          Germany                                  The company is engaged in marketing
  Services GmbH                                                         support.
  Gartmore Investment          England                                  The company is engaged in investment
  Services Limited                                                      holding.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Gartmore Investor              Ohio                                   The corporation provides transfer and
  Services, Inc.                                                        dividend disbursing agent services to
                                                                        various mutual fund entities.
  Gartmore Japan                Japan                                   The company is engaged in the business of
  Limited                                                               investment management.
  Gartmore Morley &             Oregon                                  The corporation brokers or places book
  Associates, Inc.                                                      value maintenance agreements (wrap
                                                                        contracts) and guaranteed I contracts
                                                                        (GICs) for collective investment trusts
                                                                        and accounts.
  Gartmore Morley               Oregon                                  The corporation is an investment advisor
  Capital Management,                                                   and stable value money manager.
  Inc.
  Gartmore Morley               Oregon                                  The corporation is a holding company.
  Financial Services,
  Inc.
  Gartmore Mutual Fund         Delaware                                 The trust acts as a registered investment
  Capital Trust                                                         advisor.
  Gartmore Nominees        England & Wales                              The company is dormant within the meaning
  Limited                                                               of Section 249AA of the Companies Act 1985
                                                                        (English Law).
  Gartmore Pension         England & Wales                              The company is the trustee of the Gartmore
  Trustees Limited                                                      Pension Scheme.
  Gartmore Riverview           Delaware                                 The company provides customized solutions,
  LLC                                                                   in the form of expert advise and
                                                                        investment management services, to a
                                                                        limited number of institutional investors,
                                                                        through construction of hedge fund and
                                                                        alternative asset portfolios and their
                                                                        integration into the entire asset
                                                                        allocation framework.
  Gartmore S.A.                Delaware                                 The trust acts as a registered investment
  Capital Trust                                                         advisor.
  Gartmore Secretaries     Jersey, Channel                              The company is dormant.
  (Jersey) Ltd.                Islands
  Gartmore Securities      England & Wales                              The company is engaged in investment
  Limited                                                               holding and is a partner in Gartmore
                                                                        Global Partners.
  Gartmore Trust                Oregon                                  The corporation is an Oregon state bank
  Company                                                               with trust power.
  Gartmore U.S.            England & Wales                              The company is a joint partner in Gartmore
  Limited                                                               Global Partners.
  Gates, McDonald &              Ohio                                   The company provides services to employers
  Company                                                               for managing worker's and unemployment
                                                                        compensation matters and employee benefits
                                                                        costs.
  Gates, McDonald &             Nevada                                  The corporation provides self-insurance
  Company of Nevada                                                     administration, claims examining and data
                                                                        processing services.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Gates, McDonald &            New York                                 The corporation provides worker's
  Company of New York,                                                  compensation/self-insured claims
  Inc.                                                                  administration services to employers with
                                                                        exposure in New York.
  GatesMcDonald Health           Ohio                                   The corporation provides medical
  Plus, Inc.                                                            management and cost containment services
                                                                        to employers.
  GGI MGT LLC                  Delaware                                 The company is a passive investment holder
                                                                        in Newhouse Special Situations Fund I, LLC
                                                                        for the purpose of allocation of earnings
                                                                        to Gartmore management team as it relates
                                                                        to the ownership and management of
                                                                        Newhouse Special Situations Fund I, LLC.
  Institutional                New York                                 This company holds insurance licenses in
  Concepts, Inc.                                                        numerous states.
  Insurance                      Ohio                                   The corporation is an insurance agency and
  Intermediaries, Inc.                                                  provides commercial property and casualty
                                                                        brokerage services.
  Landmark Financial           New York                                 The corporation is an insurance agency
  Services of New                                                       marketing life insurance and annuity
  York, Inc.                                                            products through financial institutions.
  Lone Star General             Texas                                   The corporation acts as general agent to
  Agency, Inc.                                                          market non-standard automobile and
                                                                        motorcycle insurance for Colonial County
                                                                        Mutual Insurance Company.
  Market Street Fund           Delaware                                 This is an open-end diversified investment
                                                                        management company that serves as an
                                                                        investment medium for the variable life
                                                                        policies and variable annuity of NLICA and
                                                                        NLACA.
  Market Street              Pennsylvania                               This is an inactive company.
  Investment
  Management Company
  MedProSolutions,          Massachusetts                               The corporation provides third-party
  Inc.                                                                  administration services for workers
                                                                        compensation, automobile injury and
                                                                        disability claims.
  National Casualty           Wisconsin                                 The corporation underwrites various
  Company                                                               property and casualty coverage, as well as
                                                                        individual and group accident and health
                                                                        insurance.
  National Casualty            England                                  This company is currently inactive.
  Company of America,
  Ltd.
  National Deferred              Ohio                                   The corporation administers deferred
  Compensation, Inc.                                                    compensation plans for public employees.
  Nationwide Advantage           Iowa                                   The company is engaged in making
  Mortgage Company                                                      residential (1-4 family) mortgage loans.
  Nationwide Affinity           Kansas                                  It is a shell insurer with no active
  Insurance Company of                                                  policies or liabilities.
  America

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide                     Ohio                                   The company invests in affordable
  Affordable Housing,                                                   multi-family housing projects throughout
  LLC                                                                   the U.S.
  Nationwide Agency,             Ohio                                   The corporation is an insurance agency.
  Inc.
  Nationwide                     Iowa                                   The corporation provides property and
  Agribusiness                                                          casualty insurance primarily to
  Insurance Company                                                     agricultural businesses.
  Nationwide Arena,              Ohio                                   The purpose of this company is to develop
  LLC                                                                   Nationwide Arena and to engage in related
                                                                        Arena district development activity.
  Nationwide Asset         England & Wales                              This company acts as a holding company.
  Management Holdings,
  Ltd.
  Nationwide Assurance        Wisconsin                                 The corporation underwrites non-standard
  Company                                                               auto and motorcycle insurance.
  Nationwide Capital             Ohio                                   This is a holding company that funds/owns
  Mortgage, LLC                                                         commercial mortgage loans for an interim
                                                                        basis, hedges the loans during the
                                                                        ownership period, and then sells the loans
                                                                        as part of a securitization to generate a
                                                                        profit.
  Nationwide Cash                Ohio                                   The corporation buys and sells investment
  Management Company                                                    securities of a short-term nature as agent
                                                                        for other corporations, foundations, and
                                                                        insurance company separate accounts.
  Nationwide Community           Ohio                                   The company hold investments in low-income
  Development                                                           housing funds.
  Corporation, LLC
  Nationwide                     Ohio                                   The corporation acts primarily as a
  Corporation                                                           holding company for entities affiliated
                                                                        with NMIC and NMFIC.
  Nationwide Financial           Ohio                                   The corporation acts as an administrator
  Assignment Company                                                    of structured settlements.
  Nationwide Financial         Delaware                                 The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors Agency,
  Inc.
  Nationwide Financial        New Mexico                                The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors Agency,
  Inc. of New Mexico
  Nationwide Financial      Massachusetts                               The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors
  Insurance Agency,
  Inc. of
  Massachusetts

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Financial         Bermuda                                  The corporation is a long-term insurer
  Services (Bermuda)                                                    that issues variable annuity and variable
  Ltd.                                                                  life products to persons outside the
                                                                        United States and Bermuda.
  Nationwide Financial         Delaware                                 The Trust's sole purpose is to issue and
  Services Capital                                                      sell certain securities representing
  Trust                                                                 individual beneficial interests in the
                                                                        assets of the Trust.
  Nationwide Financial         Delaware                                 The Trust's sole purpose is to issue and
  Services Capital                                                      sell certain securities representing
  Trust II                                                              individual beneficial interests in the
                                                                        assets of the Trust.
  Nationwide Financial         Delaware                                 The corporation acts primarily as a
  Services, Inc.                                                        holding company for companies within the
                                                                        Nationwide organization that offer or
                                                                        distribute long-term savings and
                                                                        retirement products.
  Nationwide Financial          Poland                                  The corporation provides services to
  Sp. Z o.o                                                             Nationwide Global Holdings, Inc. in
                                                                        Poland.
  Nationwide                     Ohio                                   The corporation contributes to non-profit
  Foundation                                                            activities and projects.
  Nationwide General             Ohio                                   The corporation transacts a general
  Insurance Company                                                     insurance business, except life insurance.
  Nationwide Global              Ohio                                   The company acts as a support company for
  Finance, LLC                                                          Nationwide Global Holdings, Inc., in its
                                                                        international capitalization efforts.
  Nationwide Global           Luxembourg                                This company is formed to issue shares of
  Funds                                                                 mutual funds.
  Nationwide Global              Ohio                                   The corporation is a holding company for
  Holdings, Inc.                                                        international operations.
  Nationwide Global           Luxembourg                                It serves as an extension of Nationwide
  Holdings, Inc.                                                        Global Holdings, Inc.
  Luxembourg Branch
  Nationwide Global             Brazil                                  The company acts as a holding company.
  Holdings-NGH Brazil
  Participacoes LTDA
  Nationwide Global            Delaware                                 The company acts as a holding company.
  Japan, Inc.
  Nationwide Global           Hong Kong                                 The corporation is a holding company for
  Limited                                                               Asian operations.
  Nationwide Health              Ohio                                   The corporation operates as a Health
  Plans, Inc.                                                           Insurance Corporation (HIC).
  Nationwide Holdings,          Brazil                                  The purpose of the company is to
  SA                                                                    participate in other companies related to
                                                                        the registrant's international operations.
  Nationwide Home                Ohio                                   This corporation performs the marketing
  Mortgage                                                              function for Nationwide Advantage Mortgage
  Distributors, Inc.                                                    Company.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity           Ohio                                   Acts as a reinsurer by assuming business
  Company                                                               from NMIC and other insurers within the
                                                                        Nationwide Insurance organization.
  Nationwide Insurance        Wisconsin                                 The corporation is an independent agency
  Company of America                                                    personal lines underwriter of
                                                                        property/casualty insurance.
  Nationwide Insurance           Ohio                                   The corporation transacts general
  Company of Florida                                                    insurance business except life insurance.
  Nationwide Insurance           Ohio                                   The company provides administrative
  Sales Company, LLC                                                    services for the product sales and
                                                                        distribution channels of Nationwide Mutual
                                                                        Insurance Company and its affiliated and
                                                                        subsidiary insurance companies.
  Nationwide                  California                                The corporation is a special risk, excess
  International                                                         and surplus lines underwriting manager.
  Underwriters, Inc.
  Nationwide                   Oklahoma                                 It is a limited broker-dealer company
  Investment Services                                                   doing business in the deferred
  Corporation                                                           compensation market and acts as an
                                                                        investment advisor.
  Nationwide Life and            Ohio                                   The corporation engages in underwriting
  Annuity Insurance                                                     life insurance and granting, purchasing,
  Company                                                               and disposing of annuities.
  Nationwide Life and          Delaware                                 The company insures against personal
  Annuity Company of                                                    injury, disablement or death resulting
  America                                                               from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life              Thailand                                 The company acts as a holding company.
  Assurance Company,
  Ltd.
  Nationwide Life            Pennsylvania                               The company insures against personal
  Insurance Company of                                                  injury, disablement or death resulting
  America                                                               from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life              Delaware                                 The company insures against personal
  Insurance Company of                                                  injury, disablement or death resulting
  Delaware                                                              from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life                Ohio                                   This corporation provides individual life,
  Insurance Company                                                     group life and health insurance, fixed and
                                                                        variable annuity products, and other life
                                                                        insurance products.
  Nationwide Lloyds             Texas                                   The corporation markets commercial
                                                                        property insurance in Texas.
  Nationwide                     Ohio                                   The corporation offers a preferred
  Management System,                                                    provider organization and other related
  Inc.                                                                  products and services.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Martima            Brazil                                  To operate as a licensed insurance company
  Vida Previdencia                                                      in the categories of life and unrestricted
  S.A.                                                                  private pension plans in Brazil.
  Nationwide Mortgage            Ohio                                   The corporation acts as a holding company.
  Holdings, Inc.
  Nationwide Mutual              Ohio                                   The company engages in a general insurance
  Fire Insurance                                                        and reinsurance business, except life
  Company                                                               insurance.
  Nationwide Mutual              Ohio                                   The company engages in general insurance
  Insurance Company                                                     and reinsurance business, except life
                                                                        insurance.
  Nationwide                     Ohio                                   The company is engaged in the business of
  Properties, Ltd.                                                      developing, owning and operating real
                                                                        estate and real estate investments.
  Nationwide Property            Ohio                                   The corporation engages in a general
  and Casualty                                                          insurance business, except life insurance.
  Insurance Company
  Nationwide Provident         Delaware                                 This is an inactive company.
  Distributors, Inc
  (fka Providentmutual
  Distributors, Inc.)
  Nationwide Provident       Pennsylvania                               This is a holding company for
  Holding Company                                                       non-insurance subsidiaries.
  (fka -- Provident
  Mutual Holding
  Company)
  Nationwide Realty              Ohio                                   The company is engaged in the business of
  Investors, Ltd.                                                       developing, owning and operating real
                                                                        estate investments.
  Nationwide                     Ohio                                   The corporation is an insurance agency
  Retirement Plan                                                       providing individual and group life,
  Services, Inc.                                                        disability and health insurance and
                                                                        marketing retirement plan administration
                                                                        and investments.
  Nationwide                   Delaware                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc.                                                       employees.
  Nationwide                   Alabama                                  The corporation provides retirement
  Retirement                                                            products, marketing/education and
  Solutions, Inc. of                                                    administration to public employees and
  Alabama                                                               educators.
  Nationwide                   Arizona                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Arizona
  Nationwide                   Arkansas                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Arkansas

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide                   Montana                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Montana
  Nationwide                    Nevada                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Nevada
  Nationwide                  New Mexico                                The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  New Mexico
  Nationwide                     Ohio                                   The corporation provides retirement
  Retirement                                                            products, marketing/education and
  Solutions, Inc. of                                                    administration to public employees.
  Ohio
  Nationwide                   Oklahoma                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Oklahoma
  Nationwide                 South Dakota                               The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  South Dakota
  Nationwide                    Texas                                   The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Texas
  Nationwide                   Wyoming                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Wyoming
  Nationwide                Massachusetts                               The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Insurance                                                  employees.
  Agency, Inc.
  Nationwide                     Ohio                                   The corporation is a registered
  Securities, Inc.                                                      broker-dealer and provides investment
                                                                        management and administrative services.
  Nationwide Services            Ohio                                   The company performs shared services
  Company, LLC                                                          functions for the Nationwide organization.
  Nationwide Services           Poland                                  The corporation provides services to
  Sp. Zo.o                                                              Nationwide Global Holdings, Inc. in
                                                                        Poland.
  Nationwide Strategic           Ohio                                   The company acts as a private equity fund
  Investment Fund, LLC                                                  investing in companies for investment
                                                                        purposes and to create strategic
                                                                        opportunities for Nationwide.
  Nationwide                    Poland                                  The corporation is authorized to engage in
  Towarzystwo                                                           the business of life insurance and pension
  Ubezpieczen na Zycie                                                  products in Poland.
  S.A.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Trust                                                      This is a federal savings bank chartered
  Company, FSB                                                          by the Office of Thrift Supervision in the
                                                                        United States Department of the Treasury
                                                                        to exercise custody and fiduciary powers.
  Nationwide UK Asset      England & Wales                              The company acts as a holding company.
  Management Holdings,
  Ltd.
  Nationwide UK            England & Wales                              The company acts as a holding company.
  Holding Company,
  Ltd.
  Newhouse Capital             Delaware                                 The company invests in financial services
  Partners, LLC                                                         companies that specialize in e-commerce
                                                                        and promote distribution of financial
                                                                        services.
  Newhouse Special             Delaware                                 The company plans to own and manage
  Situations Fund I,                                                    contributed securities and to achieve
  LLC                                                                   long-term capital appreciation from the
                                                                        contributed securities and through
                                                                        investments in a portfolio of other equity
                                                                        investments in financial service by the
                                                                        Company to be undervalued.
  NFS Distributors,            Delaware                                 The corporation acts primarily as a
  Inc.                                                                  holding company for Nationwide Financial
                                                                        Services, Inc. distribution companies.
  NFSB Investments,            Bermuda                                  The corporation buys and sells investment
  Inc. (new company                                                     securities for its own account in order to
  Jul 02)                                                               enhance the investment returns of its
                                                                        affiliates.
  NGH Luxembourg, S.A.        Luxembourg                                The company acts primarily as a holding
                                                                        company for Nationwide Global Holdings,
                                                                        Inc. European operations.
  NGH Netherlands,           Netherlands                                The company acts as a holding company for
  B.V.                                                                  other Nationwide overseas companies.
  NGH UK, Ltd.              United Kingdom                              The company functions as a support company
                                                                        for other Nationwide overseas companies.
  NorthPointe Capital,         Delaware                                 The company acts as a registered
  LLC                                                                   investment advisor.
  PanEuroLife                 Luxembourg                                This Luxembourg-based life insurance
                                                                        company provides individual life insurance
                                                                        primarily in the United Kingdom, Belgium
                                                                        and France.
  Pension Associates,         Wisconsin                                 The corporation provides pension plan
  Inc.                                                                  administration and record keeping services
                                                                        and pension plan compensation consulting.
  PNAM, Inc.                   Delaware                                 This is a holding company.
  Premier Agency, Inc.           Iowa                                   This corporation is an insurance agency.
  Provestco, Inc.              Delaware                                 The company serves as a general partner in
                                                                        certain real estate limited partnerships
                                                                        invested in by NLICA.
  RCMD Financial               Delaware                                 This is a holding company.
  Services, Inc.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Retention                    Bermuda                                  The company will write first dollar
  Alternatives, Ltd.                                                    insurance policies in the following lines
                                                                        of insurance: workers compensation,
                                                                        general liability and automobile liability
                                                                        for its affiliates in the United States.
  RF Advisors, Inc.          Pennsylvania                               This is an inactive company.
  Riverview Agency              Texas                                   The corporation is an insurance agency
                                                                        licensed with the Texas Department of
                                                                        Insurance.
  Riverview                    Delaware                                 This company is an investment advisor and
  International Group,                                                  a broker/dealer.
  Inc.
  RP&C International             Ohio                                   The company is an investment banking firm,
                                                                        which provides specialist advisory
                                                                        services and innovative financial
                                                                        solutions to public and private companies
                                                                        internationally.
  SBSC Ltd. (Thailand)         Thailand                                 This company acts as a holding company.
  Scottsdale Indemnity           Ohio                                   The corporation engages in a general
  Company                                                               insurance business, except life insurance.
  Scottsdale Insurance           Ohio                                   The corporation primarily provides excess
  Company                                                               and surplus lines of property and casualty
                                                                        insurance.
  Scottsdale Surplus           Arizona                                  The corporation provides excess and
  Lines Insurance                                                       surplus lines coverage on a non-admitted
  Company                                                               basis.
  Siam Ar-Na-Khet              Thailand                                 The company is a holding company.
  Company Limited
  Software Development         Delaware                                 The company once used to customize and
  Corp.                                                                 sell IMACS, NLICA (fka Provident Mutual
                                                                        Life Insurance) direct response
                                                                        administration system.
  TBG Insurance               California                                The corporation markets and administers
  Services Corporation                                                  executive benefit plans.
  Vertboise, SA               Luxembourg                                The company acts as a real property
                                                                        holding company.
  Veterinary Pet              California                                This company provides pet insurance.
  Insurance Company
  Veterinary Pet              California                                This corporation acts as a holding
  Services, Inc.                                                        company.
  Villanova                    Delaware                                 The purpose of the company is to provide
  Securities, LLC                                                       brokerage services for block mutual fund
                                                                        trading for both affiliated and
                                                                        non-affiliated investment advisors and
                                                                        perform block mutual fund trading directly
                                                                        with fund companies.
  VPI Services, Inc.          California                                The company operates as a nationwide pet
                                                                        registry service for holders of Veterinary
                                                                        Pet Insurance policies, including pet
                                                                        indemnification and lost pet recovery
                                                                        program.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Washington Square          Pennsylvania                               This company provided administrative
  Administrative                                                        services to NLACA.
  Services, Inc.
  Western Heritage             Arizona                                  The corporation underwrites excess and
  Insurance Company                                                     surplus lines of property and casualty
                                                                        insurance.
  *MFS Variable                  Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account                                       Separate Account
  *Nationwide Multi-             Ohio           Nationwide Life         Issuer of Annuity Contracts
  Flex Variable                                 Separate Account
  Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-A                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-B                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-C                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-D                            Annuity Separate
                                                Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account                                       Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-II                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-3                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-4                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-5                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-6                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-7                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-8                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-9                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-10                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-11                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-12                                    Separate Account

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-13                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-14                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-15                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-16                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-17                                    Separate Account
  Nationwide VL                  Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-A                            Annuity Separate
                                                Account
  Nationwide VL                  Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-B                            Annuity Separate
                                                Account
  *Nationwide VL                 Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-C                            Annuity Separate
                                                Account
  *Nationwide VL                 Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-D                            Annuity Separate
                                                Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account                              Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-2                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-3                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-4                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-5                            Separate Account
  Nationwide VLI                 Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-6                            Separate Account


---------------

   *Subsidiaries for which separate financial statements are filed



  **Subsidiaries included in the respective consolidated financial statements



 ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries



****Other subsidiaries

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

Item 30.  Indemnification

Article XII of Nationwide Life and Annuity Company of America's By-Laws provides, in part:

            Indemnification of Directors, Officers and Other Persons

     Section 12.01 To the fullest extent permitted by law, the Company shall indemnify any present, former or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorney's fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer or employee in settlement of, or in satisfaction of a judgment or fine in, any such action or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

Insofar as indemnification or liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that any claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter


(a) Other Activity. 1717 Capital Management Company (1717) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. 1717 is also principal underwriter for Nationwide Provident VLI Separate Account 1, Nationwide Provident VA Separate Account A, and Nationwide Provident VA Separate Account 1.

(b) Management. The following information is furnished with respect to the officers and directors of 1717:


  NAME AND PRINCIPAL            POSITIONS AND OFFICES                  POSITIONS AND OFFICES
  BUSINESS ADDRESS*                   WITH 1717                            WITH DEPOSITOR
  ------------------            ---------------------                  ---------------------
Peter D. Cuozzo.......  Director and Senior Vice President     Senior Vice President
Lance A. Reihl........  Director, President, and Chief         Vice President
                        Operating Officer
Gary D. McMahan.......  Director                               Director, President and Chief
                                                               Operating Officer
James D. Benson.......  Senior Vice President and Assistant    Senior Vice President and Treasurer
                        Treasurer
Scott V. Carney.......  Senior Vice President                  Senior Vice President and Actuary
William E. Mabe***....  Senior Vice President                  Senior Vice President
Denise Sortino***.....  Senior Vice President                  Senior Vice President
Thomas E. Barnes**....  Vice President and Secretary           Vice President and Assistant Secretary
Todd Miller...........  Treasurer and Chief Financial Officer  N/A
Kathleen Walsh***.....  Vice President                         Vice President


---------------

  * Principal business address is c/o Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.

 ** The address is One Nationwide Plaza, Columbus, Ohio 43215.

*** The address is 300 Continental Drive, Newark, Delaware 19713.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)             (2)                                              (5)
  NAME OF     NET UNDERWRITING         (3)             (4)
 PRINCIPAL     DISCOUNTS AND     COMPENSATION ON    BROKERAGE
UNDERWRITER     COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------   ----------------   ---------------   -----------   ------------
   1717             N/A               None             N/A           N/A

Item 32.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life and Annuity Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 33.  Management Services

All management contracts are discussed in Part A or Part B.

Item 34.  Fee Representation

Nationwide Life and Annuity Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life and Annuity Company of America.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Nationwide Provident VLI Separate Account A and Nationwide Life and Annuity Company of America certify that they meet all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this post-effective amendment to the registration statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the County of New Castle and State of Delaware, on the 21st day of April, 2003.


                                          NATIONWIDE PROVIDENT VLI
                                          SEPARATE ACCOUNT A (REGISTRANT)

                                          By: NATIONWIDE LIFE AND
                                              ANNUITY COMPANY OF AMERICA
                                              (DEPOSITOR)

            Attest: /s/ KATHERINE DEPERI                 By: /s/ GARY D. MCMAHAN
   ----------------------------------------------            ------------------------------------------
                  Katherine DePeri                           Gary D. McMahan
                                                             Director, President, and Chief Operating
                                                             Officer

                                          NATIONWIDE LIFE AND
                                          ANNUITY COMPANY OF AMERICA (DEPOSITOR)

            Attest: /s/ KATHERINE DEPERI                 By: /s/ GARY D. MCMAHAN
   ----------------------------------------------            ------------------------------------------
                  Katherine DePeri                           Gary D. McMahan
                                                             Director, President, and Chief Operating
                                                             Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on April 21, 2003.



                    SIGNATURES                                             TITLE
                    ----------                                             -----
                /s/ GARY D. MCMAHAN                  Director, President, and
---------------------------------------------------  Chief Operating Officer
                  Gary D. McMahan                    (Principal Executive Officer)

                /s/ JAMES D. BENSON                  Senior Vice President
---------------------------------------------------  and Treasurer
                  James D. Benson                    (Principal Financial Officer/
                                                     Principal Accounting Officer)

                         *                           Director, Chairperson of the Board,
---------------------------------------------------  and Chief Executive Officer
                  W.G. Jurgensen

                         *                           Director and Vice Chairperson of the
---------------------------------------------------  Board
                 Joseph J. Gasper

                         *                           Director
---------------------------------------------------
                 Richard A. Karas

                         *                           Director
---------------------------------------------------
                 Robert A. Rosholt

                         *                           Director, Senior Vice President, and
---------------------------------------------------  Assistant Treasurer
                 Mark A. Thresher

             *By /s/ KATHERINE DEPERI
  ----------------------------------------------
                 Katherine DePeri
                 Attorney-In-Fact
           Pursuant to Power of Attorney

                                 EXHIBIT INDEX


 4.(p)   Change of Insured Rider (Form PLC 901)
14.(a)   Consent of Sutherland Asbill & Brennan LLP
14.(b)   Consent of PricewaterhouseCoopers LLP
14.(c)   Consent of Scott V. Carney, FSA, MAAA
14.(d)   Consent of KPMG LLP